UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08162

Master Investment Portfolio

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

RL&F Service Corp.

One Rodney Square, 10th Floor

Tenth and King Streets, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

Item 1. Reports to Stockholders

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES – 19.58%

AEROSPACE & DEFENSE – 0.24%
Boeing Co. (The)
6.13%, 02/15/33	$100,000	$104,184
Lockheed Martin Corp.
6.15%, 09/01/36	100,000	108,423
United Technologies Corp.
6.10%, 05/15/12	100,000	106,372
		318,979

AGRICULTURE – 0.19%
Philip Morris International Inc.
5.65%, 05/16/18	250,000	247,833
		247,833

BANKS – 3.19%
Abbey National PLC
7.95%, 10/26/29	100,000	87,103
American Express Centurion Bank
5.20%, 11/26/10	200,000	194,148
Bank of America Corp.
5.49%, 03/15/19	200,000	172,248
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	250,000	253,817
Capital One Financial Corp.
6.75%, 09/15/17	100,000	96,857
Deutsche Bank AG London
5.38%, 10/12/12	100,000	102,343
HSBC Holdings PLC
5.25%, 12/12/12	300,000	301,419
KfW
0.00%, 04/18/36	250,000	84,015
3.25%, 02/15/11	400,000	411,404
3.25%, 03/15/13	250,000	256,637
4.50%, 07/16/18	250,000	274,137
Landwirtschaftliche Rentenbank
3.88%, 03/15/10	500,000	511,343
NationsBank Corp.
7.75%, 08/15/15	250,000	255,665
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	214,296
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	193,626
Swiss Bank Corp.
7.00%, 10/15/15	150,000	150,305
US Bank N.A.
6.38%, 08/01/11	250,000	260,071
Wachovia Bank N.A.
6.60%, 01/15/38	50,000	54,245
Wachovia Corp.
5.50%, 08/01/35	150,000	118,801
Wells Fargo Bank N.A.
7.55%, 06/21/10(a)	250,000	260,135
		4,252,615

Security	Principal	Value

BEVERAGES – 0.34%
Anheuser-Busch Companies Inc.
6.45%, 09/01/37	$100,000	$90,056
Bottling Group LLC
4.63%, 11/15/12	100,000	101,115
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	100,000	116,747
Diageo Capital PLC
5.20%, 01/30/13	150,000	147,603
		455,521

BUILDING MATERIALS – 0.12%
Masco Corp.
5.88%, 07/15/12	200,000	163,999
		163,999

CHEMICALS – 0.15%
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	96,604
Praxair Inc.
4.63%, 03/30/15	100,000	100,662
		197,266

COMPUTERS – 0.24%
Dell Inc.
5.65%, 04/15/18	75,000	67,129
International Business Machines Corp.
4.75%, 11/29/12	250,000	258,197
		325,326

DIVERSIFIED FINANCIAL SERVICES – 4.17%
American Express Credit Corp.
Series BE
7.30%, 08/20/13	100,000	102,359
American General Finance Corp.
6.90%, 12/15/17	200,000	86,555
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	200,000	195,261
CIT Group Funding Co. of Canada
4.65%, 07/01/10	250,000	219,467
Citigroup Capital XXI
8.30%, 12/21/37	50,000	38,562
Citigroup Inc.
5.00%, 09/15/14	177,000	155,686
5.30%, 10/17/12	250,000	240,931
6.50%, 08/19/13	150,000	151,363
6.63%, 06/15/32	100,000	95,383
6.88%, 03/05/38	100,000	113,789
Credit Suisse First Boston USA Inc.
6.50%, 01/15/12	100,000	102,281
Credit Suisse USA Inc.
6.13%, 11/15/11	250,000	252,510

18

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

DIVERSIFIED FINANCIAL SERVICES (Continued)
General Electric Capital Corp.
5.63%, 05/01/18	$300,000	$302,175
5.88%, 01/14/38	100,000	97,886
6.75%, 03/15/32	250,000	265,806
Goldman Sachs Group Inc. (The)
5.95%, 01/18/18	300,000	284,452
6.13%, 02/15/33	200,000	182,332
6.88%, 01/15/11	150,000	151,096
Household Finance Corp.
8.00%, 07/15/10	250,000	254,158
HSBC Finance Corp.
5.50%, 01/19/16	100,000	94,970
International Lease Finance Corp.
5.45%, 03/24/11	250,000	183,554
John Deere Capital Corp.
7.00%, 03/15/12	150,000	155,570
JPMorgan Chase & Co.
5.13%, 09/15/14	250,000	242,269
6.00%, 01/15/18	150,000	158,329
6.40%, 05/15/38	100,000	118,296
JPMorgan Chase Capital XVIII
6.95%, 08/17/36(a)	100,000	84,259
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	200,000	197,316
6.11%, 01/29/37(a)	100,000	89,892
6.15%, 04/25/13	300,000	297,267
Morgan Stanley
4.75%, 04/01/14	200,000	152,378
5.75%, 10/18/16(a)	225,000	189,061
National Rural Utilities Cooperative
Finance Corp.
7.25%, 03/01/12	200,000	205,925
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	150,000	109,976
		5,571,114

ELECTRIC – 1.75%
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	98,964
Arizona Public Service Co.
6.50%, 03/01/12	100,000	93,778
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	98,372
Commonwealth Edison Co.
5.90%, 03/15/36	150,000	124,744
Consumers Energy Co.
5.00%, 02/15/12	150,000	146,635
Florida Power & Light Co.
5.95%, 02/01/38	100,000	111,385
Indiana Michigan Power Co.
6.05%, 03/15/37	100,000	84,746
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	100,000	92,984

Security	Principal	Value

ELECTRIC (Continued)
Northern States Power Co.
8.00%, 08/28/12	$100,000	$105,459
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	144,266
Ontario Hydro Canada
7.45%, 03/31/13	150,000	178,664
Pacific Gas and Electric Co.
6.05%, 03/01/34	100,000	106,206
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	93,301
Progress Energy Inc.
7.10%, 03/01/11	175,000	173,448
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	98,452
San Diego Gas & Electric Co.
6.13%, 09/15/37	100,000	109,929
Southern California Edison Co.
5.00%, 01/15/16	200,000	202,359
Toledo Edison Co.
6.15%, 05/15/37	100,000	80,420
Virginia Electric and Power Co.
4.75%, 03/01/13	200,000	192,355
		2,336,467

ENVIRONMENTAL CONTROL – 0.06%
Waste Management Inc.
7.00%, 07/15/28	100,000	82,946
		82,946

FOOD – 0.83%
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	176,267
Kellogg Co.
6.60%, 04/01/11	250,000	261,650
Kraft Foods Inc.
5.63%, 11/01/11	150,000	153,268
6.13%, 08/23/18	150,000	147,881
Kroger Co. (The)
6.15%, 01/15/20	100,000	98,662
Unilever Capital Corp.
7.13%, 11/01/10	250,000	267,359
		1,105,087

FOREST PRODUCTS & PAPER – 0.10%
International Paper Co.
7.95%, 06/15/18	175,000	138,313
		138,313

HEALTH CARE - PRODUCTS – 0.10%
Johnson & Johnson
5.15%, 08/15/12	125,000	136,041
		136,041

19

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

HEALTH CARE - SERVICES – 0.26%
Aetna Inc.
6.75%, 12/15/37	$50,000	$42,121
UnitedHealth Group Inc.
6.88%, 02/15/38	100,000	87,561
WellPoint Inc.
5.25%, 01/15/16	250,000	221,314
		350,996

HOUSEHOLD PRODUCTS & WARES – 0.16%
Kimberly-Clark Corp.
6.13%, 08/01/17	200,000	213,080
		213,080

INSURANCE – 0.54%
American International Group Inc.
6.25%, 03/15/37	100,000	37,377
8.25%, 08/15/18(b)	100,000	73,192
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14	100,000	99,946
Hartford Financial Services Group Inc.
6.10%, 10/01/41	100,000	64,809
ING Capital Funding Trust III
8.44%, 12/31/10	100,000	50,331
MetLife Inc.
5.38%, 12/15/12	200,000	188,448
5.70%, 06/15/35	100,000	81,432
Prudential Financial Inc. Series S
6.63%, 12/01/37	50,000	34,090
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	94,638
		724,263

MACHINERY – 0.18%
Caterpillar Inc.
5.70%, 08/15/16	250,000	243,047
		243,047

MANUFACTURING – 0.48%
General Electric Co.
5.00%, 02/01/13	100,000	101,129
5.25%, 12/06/17	100,000	99,695
Honeywell International Inc.
5.30%, 03/01/18	100,000	102,028
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	150,000	143,448
Tyco International Group SA
6.38%, 10/15/11	200,000	196,589
		642,889

MEDIA – 0.96%
AOL Time Warner Inc.
6.88%, 05/01/12	350,000	336,244

Security	Principal	Value

MEDIA (Continued)
Comcast Corp.
6.45%, 03/15/37	$100,000	$99,512
Cox Communications Inc.
5.50%, 10/01/15	100,000	89,184
News America Inc.
6.20%, 12/15/34	100,000	91,255
TCI Communications Inc.
8.75%, 08/01/15	200,000	212,892
Time Warner Cable Inc.
6.55%, 05/01/37	100,000	95,813
Viacom Inc.
5.63%, 08/15/12	200,000	164,602
6.88%, 04/30/36	100,000	79,028
Walt Disney Co. (The)
6.38%, 03/01/12	100,000	106,549
		1,275,079

MINING – 0.30%
Alcan Inc.
4.88%, 09/15/12	150,000	115,357
Alcoa Inc.
5.90%, 02/01/27	150,000	98,669
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13(a)	100,000	92,821
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	90,770
		397,617

MULTI-NATIONAL – 0.40%
European Investment Bank
4.88%, 02/16/16	250,000	276,437
5.13%, 09/13/16	225,000	253,478
		529,915

OIL & GAS – 1.07%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	90,703
Anadarko Petroleum Corp.
6.45%, 09/15/36	100,000	78,883
Apache Corp.
6.00%, 01/15/37	100,000	96,967
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	106,987
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	218,032
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	252,290
Enterprise Products Operating LP
5.60%, 10/15/14	200,000	169,687
Marathon Oil Corp.
6.13%, 03/15/12	150,000	151,814
Suncor Energy Inc.
6.50%, 06/15/38	100,000	75,621

20

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

OIL & GAS (Continued)
Transocean Inc.
5.25%, 03/15/13	$100,000	$92,880
XTO Energy Inc.
6.25%, 04/15/13	100,000	97,544
		1,431,408

PHARMACEUTICALS – 0.85%
Abbott Laboratories
5.60%, 11/30/17	150,000	162,327
AstraZeneca PLC
5.90%, 09/15/17	200,000	212,547
Eli Lilly and Co.
5.50%, 03/15/27	50,000	51,307
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	250,000	282,459
Merck & Co. Inc.
5.95%, 12/01/28	100,000	106,503
Pharmacia Corp.
6.50%, 12/01/18	150,000	173,492
Wyeth
5.50%, 03/15/13	150,000	152,793
		1,141,428

PIPELINES – 0.21%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	100,000	76,351
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	100,000	88,209
TransCanada PipeLines Ltd.
6.20%, 10/15/37	50,000	43,432
Williams Companies Inc. (The)
7.63%, 07/15/19	100,000	78,125
		286,117

REAL ESTATE INVESTMENT TRUSTS – 0.25%
Boston Properties LP
6.25%, 01/15/13	200,000	148,471
Health Care Property Investors Inc.
6.00%, 01/30/17	100,000	48,194
Simon Property Group LP
5.63%, 08/15/14	200,000	133,396
		330,061

RETAIL – 0.44%
Home Depot Inc.
5.88%, 12/16/36	100,000	78,410
J.C. Penney Co. Inc.
6.38%, 10/15/36	50,000	30,265
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	68,614
McDonald’s Corp.
5.35%, 03/01/18	100,000	103,879

Security	Principal	Value

RETAIL (Continued)
Target Corp.
6.50%, 10/15/37	$100,000	$85,867
Wal-Mart Stores Inc.
5.25%, 09/01/35	100,000	99,566
6.20%, 04/15/38	100,000	114,446
		581,047

SOFTWARE – 0.12%
Oracle Corp.
5.75%, 04/15/18	150,000	156,895
		156,895

TELECOMMUNICATIONS – 1.53%
AT&T Wireless Services Inc.
7.88%, 03/01/11	250,000	258,811
BellSouth Corp.
6.88%, 10/15/31	150,000	155,943
British Telecom PLC
8.63%, 12/15/10	250,000	257,175
Deutsche Telekom International
Finance AG
8.75%, 06/15/30	100,000	123,314
Embarq Corp.
7.08%, 06/01/16	100,000	77,000
France Telecom SA
7.75%, 03/01/11	150,000	157,846
Motorola Inc.
7.63%, 11/15/10	16,000	14,180
SBC Communications Inc.
5.10%, 09/15/14	300,000	294,896
Telecom Italia Capital SA
5.25%, 11/15/13	150,000	114,375
Telefonica Europe BV
8.25%, 09/15/30(a)	50,000	58,553
Verizon Global Funding Corp.
7.75%, 12/01/30	250,000	277,225
Verizon Pennsylvania Inc.
5.65%, 11/15/11(a)	150,000	146,910
Vodafone Group PLC
7.88%, 02/15/30	100,000	107,405
		2,043,633

TRANSPORTATION – 0.35%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	256,251
Norfolk Southern Corp.
7.70%, 05/15/17(a)	150,000	160,787
Union Pacific Corp.
6.15%, 05/01/37	50,000	46,346
		463,384

TOTAL CORPORATE BONDS & NOTES
(Cost: $27,634,488)		26,142,366

21

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

ASSET-BACKED SECURITIES – 0.87%
Citibank Credit Card Issuance
Trust Series 2008-A1 Class A1
5.35%, 02/07/20	$170,000	$134,256
Connecticut RRB Special Purpose
Trust CL&P Series 2001-1 Class A5
6.21%, 12/30/11	1,000,000	1,021,505

TOTAL ASSET-BACKED SECURITIES
(Cost: $1,184,542)		1,155,761

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.47%

MORTGAGE-BACKED SECURITIES – 3.47%
Credit Suisse First Boston Mortgage
Securities Corp. Series 1999-C1
Class A2
7.29%, 09/15/41	435,274	434,927
Credit Suisse First Boston Mortgage
Securities Corp. Series 2004-C2
Class A2
5.42%, 05/15/36	1,000,000	829,250
Greenwich Capital Commercial
Funding Corp. Series 2007-GG9
Class A4
5.44%, 03/10/39	700,000	532,792
JPMorgan Chase Commercial
Mortgage Finance Corp.
Series 2000-C10 Class A2
7.37%, 08/15/32	717,773	716,156
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-C3 Class A5
4.88%, 01/15/42	500,000	400,701
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2005-CB11 Class A2
5.02%, 08/12/37	210,000	197,094
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A4
4.37%, 03/15/36	500,000	401,917
LB-UBS Commercial Mortgage Trust
Series 2006-C4 Class AM
5.90%, 06/15/38	600,000	310,208
Morgan Stanley Capital I
Series 2006-HQ8 Class A4
5.39%, 03/12/44	1,000,000	808,498
		4,631,543

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $5,766,719)		4,631,543

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(c) – 1.91%
Brazil (Federative Republic of)
7.13%, 01/20/37	$200,000	$224,281
8.00%, 01/15/18	250,000	280,000
British Columbia (Province of)
6.50%, 01/15/26	100,000	136,874
Finland (Republic of)
6.95%, 02/15/26	100,000	146,969
Hydro-Quebec
6.30%, 05/11/11	150,000	159,283
Israel (State of)
4.63%, 06/15/13	100,000	104,811
Italy (Republic of)
6.88%, 09/27/23	200,000	249,488
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	162,522
Ontario (Province of)
5.00%, 10/18/11(a)	500,000	525,615
Peru (Republic of)
8.38%, 05/03/16	100,000	107,750
Quebec (Province of)
6.13%, 01/22/11	150,000	157,962
United Mexican States
8.13%, 12/30/19(a)	250,000	295,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,398,262)		2,550,555

MUNICIPAL DEBT OBLIGATIONS – 0.27%

ILLINOIS – 0.13%
Illinois State
5.10%, 06/01/33	200,000	175,688
		175,688

NEW JERSEY – 0.14%
New Jersey State Turnpike Authority
4.25%, 01/01/16	190,000	181,199
		181,199

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $373,162)		356,887

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 70.18%

MORTGAGE-BACKED SECURITIES – 39.10%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	589,854	602,270
4.50%, 04/01/18	836,314	860,470
4.50%, 11/01/18	682,237	701,943
4.50%, 01/01/19	110,344	113,532

22

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
4.50%, 02/01/19	$715,448	$736,113
5.00%, 10/01/18	1,000,819	1,034,014
5.00%, 02/01/34	600,974	615,648
5.00%, 08/01/35	805,363	824,147
5.00%, 11/01/36	956,931	979,251
5.00%, 08/01/37	1,460,250	1,493,998
5.00%, 06/01/38	21,712	22,212
5.00%, 10/01/38	476,281	487,241
5.50%, 09/01/22	992,933	1,024,052
5.50%, 04/01/33	1,542,969	1,583,296
5.50%, 10/01/35	3,517,304	3,604,837
5.50%, 01/01/38	1,941,941	1,989,856
5.50%, 10/01/38	498,850	511,109
6.00%, 08/01/34	3,141,119	3,242,848
6.00%, 09/01/38	2,754,784	2,840,558
6.50%, 06/01/31	196,801	205,596
8.00%, 12/01/24	618,504	654,651
Federal National Mortgage Association
4.10%, 10/01/36	3,107,379	3,084,246
5.00%, 01/01/19	2,486,767	2,567,143
5.00%, 11/01/33	5,086,967	5,207,204
5.50%, 01/01/24(d)	1,000,000	1,029,687
5.50%, 07/01/33	3,487,671	3,583,806
5.50%, 12/01/33	719,831	739,657
5.50%, 03/01/34	37,572	38,583
5.50%, 10/01/35	1,370,433	1,406,465
5.50%, 02/01/37	860,166	882,734
5.86%, 11/01/36	636,388	650,330
6.00%, 07/01/37	1,752,305	1,805,945
6.00%, 12/01/37	913,286	941,243
6.50%, 11/01/37	933,925	971,084
7.00%, 02/01/32	138,893	146,975
Government National Mortgage Association
5.50%, 12/15/32	638,536	660,333
5.50%, 01/01/39(d)	1,000,000	1,029,531
6.00%, 03/15/35	600,449	620,935
6.00%, 10/15/37	57,873	59,846
6.00%, 08/15/38	388,283	401,323
6.00%, 09/15/38	548,312	566,727
6.50%, 09/15/36	783,196	815,875
7.50%, 12/15/23	803,635	851,716
		52,189,030

U.S. GOVERNMENT AGENCY OBLIGATIONS – 7.95%
Federal Home Loan Bank
3.50%, 07/16/10	1,000,000	1,031,413
4.88%, 03/12/10	500,000	524,305
Federal Home Loan Mortgage Corp.
4.63%, 10/25/12	990,000	1,070,786
4.88%, 08/16/10	750,000	793,957
6.25%, 07/15/32	345,000	481,810
Federal National Mortgage Association
4.38%, 09/15/12(a)	500,000	538,374

Security	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.38%, 03/15/13	$1,200,000	$1,288,828
4.63%, 10/15/13(a)	2,000,000	2,201,490
5.38%, 11/15/11(a)	500,000	552,379
6.25%, 02/01/11	500,000	529,821
7.25%, 01/15/10	500,000	533,881
Financing Corp.
8.60%, 09/26/19	200,000	296,971
Tennessee Valley Authority
6.25%, 12/15/17	400,000	489,675
7.13%, 05/01/30	200,000	283,488
		10,617,178

U.S. GOVERNMENT OBLIGATIONS – 23.13%
U.S. Treasury Bonds
4.38%, 02/15/38(a)	300,000	401,812
4.50%, 02/15/36(a)	300,000	398,578
4.50%, 05/15/38(a)	425,000	580,059
5.38%, 02/15/31(a)	450,000	618,328
6.13%, 11/15/27(a)	600,000	860,344
6.25%, 08/15/23(a)	625,000	852,441
7.25%, 05/15/16(a)	1,000,000	1,338,984
7.63%, 02/15/25(a)	350,000	568,422
8.00%, 11/15/21(a)	400,000	606,500
8.13%, 05/15/21(a)	500,000	758,437
8.75%, 05/15/17(a)	500,000	735,781
8.75%, 05/15/20(a)	500,000	777,969
12.50%, 08/15/14	400,000	428,094

U.S. Treasury Notes
1.75%, 03/31/10	500,000	508,222
2.13%, 04/30/10(a)	1,300,000	1,331,078
3.38%, 06/30/13(a)	4,875,000	5,315,271
3.38%, 07/31/13(a)	3,400,000	3,713,704
3.88%, 05/15/18	500,000	570,156
4.00%, 02/15/15	400,000	455,750
4.25%, 11/15/14(a)	900,000	1,041,258
4.25%, 08/15/15(a)	1,150,000	1,335,437
4.25%, 11/15/17(a)	275,000	320,354
4.38%, 08/15/12(a)	500,000	560,390
4.50%, 11/15/10(a)	500,000	536,836
4.50%, 02/28/11(a)	250,000	270,313
4.50%, 05/15/17(a)	750,000	880,079
4.63%, 10/31/11(a)	750,000	827,930
4.63%, 11/15/16(a)	250,000	295,156
4.75%, 02/15/10	500,000	523,809
4.75%, 05/15/14(a)	175,000	205,939
4.88%, 06/30/12	650,000	730,590
4.88%, 08/15/16(a)	1,000,000	1,194,922
5.13%, 05/15/16(a)	250,000	302,715
5.75%, 08/15/10(a)	600,000	651,515
6.50%, 02/15/10(a)	350,000	373,324
		30,870,497

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $87,804,830)		93,676,705

23

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

SHORT-TERM INVESTMENTS – 27.12%

MONEY MARKET FUNDS – 27.12%
Barclays Global Investors Funds
Institutional Money Market Fund,
Institutional Shares
1.63%(e)(f)(g)	32,109,390	$32,109,390
Barclays Global Investors Funds
Prime Money Market Fund,
Institutional Shares
1.42%(e)(f)(g)	4,085,997	4,085,997
		36,195,387

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,195,387)		36,195,387

TOTAL INVESTMENTS IN SECURITIES – 123.40%
(Cost: $161,357,390)		164,709,204

Other Assets, Less Liabilities – (23.40)%		(31,231,319)

NET ASSETS – 100.00%		$133,477,885

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	To-be-announced (TBA). See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

24

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Shares	Value

COMMON STOCKS – 96.80%

ADVERTISING – 0.13%
Interpublic Group of Companies Inc. (The)(a)(b)	99,201	$392,836
Omnicom Group Inc.(b)	64,102	1,725,626
		2,118,462

AEROSPACE & DEFENSE – 2.32%
Boeing Co. (The)	152,143	6,491,942
General Dynamics Corp.	81,442	4,690,245
Goodrich Corp.	25,169	931,756
L-3 Communications Holdings Inc.(b)	24,620	1,816,464
Lockheed Martin Corp.	69,317	5,828,173
Northrop Grumman Corp.	68,447	3,082,853
Raytheon Co.(b)	86,400	4,409,856
Rockwell Collins Inc.	33,036	1,291,377
United Technologies Corp.	198,197	10,623,359
		39,166,025

AGRICULTURE – 2.50%
Altria Group Inc.	428,756	6,457,065
Archer-Daniels-Midland Co.	133,519	3,849,353
Lorillard Inc.(b)	35,280	1,988,028
Monsanto Co.(b)	113,986	8,018,915
Philip Morris International Inc.	421,490	18,339,030
Reynolds American Inc.(b)	35,229	1,420,081
UST Inc.	30,942	2,146,756
		42,219,228

AIRLINES – 0.08%
Southwest Airlines Co.(b)	155,123	1,337,160
		1,337,160

APPAREL – 0.43%
Coach Inc.(a)	67,307	1,397,966
Jones Apparel Group Inc.(b)	18,099	106,060
Nike Inc. Class B(b)	81,803	4,171,953
Polo Ralph Lauren Corp.(b)	11,591	526,347
VF Corp.(b)	18,354	1,005,249
		7,207,575

AUTO MANUFACTURERS – 0.22%
Ford Motor Co.(a)(b)	496,676	1,137,388
General Motors Corp.(b)	126,659	405,309
PACCAR Inc.(b)	75,300	2,153,580
		3,696,277

AUTO PARTS & EQUIPMENT – 0.15%
Goodyear Tire & Rubber Co. (The)(a)(b)	50,560	301,843
Johnson Controls Inc.(b)	123,055	2,234,679
		2,536,522

Security	Shares	Value

BANKS – 4.72%
Bank of America Corp.	1,044,302	$14,703,772
Bank of New York Mellon Corp. (The)	238,806	6,765,374
BB&T Corp.	114,943	3,156,335
Comerica Inc.	30,769	610,765
Discover Financial Services LLC	98,238	936,208
Fifth Third Bancorp(b)	119,661	988,400
First Horizon National Corp.	43,096	455,525
Huntington Bancshares Inc.(b)	77,019	589,966
KeyCorp	101,719	866,646
M&T Bank Corp.(b)	15,878	911,556
Marshall & Ilsley Corp.(b)	53,202	725,675
National City Corp.	432,862	783,480
Northern Trust Corp.	46,390	2,418,775
PNC Financial Services Group Inc. (The)	72,428	3,548,972
Regions Financial Corp.(b)	143,740	1,144,170
State Street Corp.	90,098	3,543,554
SunTrust Banks Inc.(b)	73,300	2,165,282
U.S. Bancorp	365,150	9,132,402
Wachovia Corp.	451,659	2,502,191
Wells Fargo & Co.	788,782	23,253,293
Zions Bancorporation(b)	23,844	584,416
		79,786,757

BEVERAGES – 2.48%
Brown-Forman Corp. Class B(b)	20,323	1,046,431
Coca-Cola Co. (The)	414,114	18,746,941
Coca-Cola Enterprises Inc.	66,699	802,389
Constellation Brands Inc. Class A(a)(b)	40,978	646,223
Dr. Pepper Snapple Group Inc.(a)	52,262	849,257
Molson Coors Brewing Co. Class B	31,055	1,519,211
Pepsi Bottling Group Inc.(b)	28,453	640,477
PepsiCo Inc.	323,588	17,722,915
		41,973,844

BIOTECHNOLOGY – 1.54%
Amgen Inc.(a)	220,512	12,734,568
Biogen Idec Inc.(a)	60,692	2,890,760
Celgene Corp.(a)	95,340	5,270,395
Genzyme Corp.(a)(b)	56,283	3,735,503
Life Technologies Corp.(a)(b)	35,755	833,449
Millipore Corp.(a)(b)	11,580	596,602
		26,061,277

BUILDING MATERIALS – 0.05%
Masco Corp.(b)	74,051	824,188
		824,188

CHEMICALS – 1.29%
Air Products and Chemicals Inc.	43,902	2,206,954
CF Industries Holdings Inc.(b)	11,842	582,153
Dow Chemical Co. (The)(b)	191,695	2,892,678

25

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

CHEMICALS (Continued)
E.I. du Pont de Nemours and Co.(b)	187,892	$4,753,668
Eastman Chemical Co.(b)	14,579	462,300
Ecolab Inc.	35,358	1,242,834
International Flavors & Fragrances Inc.(b)	16,256	483,128
PPG Industries Inc.(b)	33,965	1,441,135
Praxair Inc.(b)	64,472	3,827,058
Rohm and Haas Co.	26,022	1,607,899
Sherwin-Williams Co. (The)(b)	20,327	1,214,538
Sigma-Aldrich Corp.(b)	26,147	1,104,449
		21,818,794

COAL – 0.15%
CONSOL Energy Inc.(b)	37,581	1,074,065
Massey Energy Co.	17,752	244,800
Peabody Energy Corp.	54,859	1,248,042
		2,566,907

COMMERCIAL SERVICES – 0.64%
Apollo Group Inc. Class A(a)	22,010	1,686,406
Convergys Corp.(a)	25,380	162,686
Equifax Inc.	26,260	696,415
H&R Block Inc.	70,471	1,601,101
McKesson Corp.(b)	57,180	2,214,581
Monster Worldwide Inc.(a)(b)	26,159	316,262
Moody’s Corp.	41,022	824,132
R.R. Donnelley & Sons Co.	43,079	585,013
Robert Half International Inc.(b)	32,043	667,135
Western Union Co.	147,786	2,119,251
		10,872,982

COMPUTERS – 4.27%
Affiliated Computer Services Inc. Class A(a)	20,255	930,717
Apple Inc.(a)	185,015	15,791,030
Cognizant Technology Solutions Corp.(a)(b)	60,335	1,089,650
Computer Sciences Corp.(a)	31,741	1,115,379
Dell Inc.(a)	361,214	3,698,831
EMC Corp.(a)(b)	426,278	4,463,131
Hewlett-Packard Co.	509,740	18,498,465
International Business Machines Corp.	279,835	23,550,914
Lexmark International Inc. Class A(a)(b)	16,910	454,879
NetApp Inc.(a)(b)	67,846	947,809
SanDisk Corp.(a)	47,254	453,638
Sun Microsystems Inc.(a)(b)	156,051	596,115
Teradata Corp.(a)	36,343	538,967
		72,129,525

COSMETICS & PERSONAL CARE – 2.87%
Avon Products Inc.	88,222	2,119,975
Colgate-Palmolive Co.	105,214	7,211,368

Security	Shares	Value

COSMETICS & PERSONAL CARE (Continued)
Estee Lauder Companies Inc. (The) Class A(b)	24,028	$743,907
Procter & Gamble Co. (The)	621,455	38,418,348
		48,493,598

DISTRIBUTION & WHOLESALE – 0.19%
Fastenal Co.(b)	27,199	947,885
Genuine Parts Co.(b)	33,532	1,269,522
W.W. Grainger Inc.(b)	13,337	1,051,489
		3,268,896

DIVERSIFIED FINANCIAL SERVICES – 4.29%
American Express Co.	241,538	4,480,530
Ameriprise Financial Inc.	45,188	1,055,592
Capital One Financial Corp.(b)	81,464	2,597,887
Charles Schwab Corp. (The)	194,847	3,150,676
CIT Group Inc.	59,847	271,705
Citigroup Inc.	1,134,109	7,609,871
CME Group Inc.(b)	13,906	2,893,978
E*TRADE Financial Corp.(a)(b)	113,200	130,180
Federated Investors Inc. Class B	18,116	307,247
Franklin Resources Inc.	31,557	2,012,705
Goldman Sachs Group Inc. (The)	92,021	7,765,652
IntercontinentalExchange Inc.(a)(b)	14,838	1,223,245
Invesco Ltd.	79,536	1,148,500
Janus Capital Group Inc.	33,579	269,639
JPMorgan Chase & Co.	776,846	24,493,954
Legg Mason Inc.	30,055	658,505
Merrill Lynch & Co. Inc.	333,145	3,877,808
Morgan Stanley	222,046	3,561,618
NASDAQ OMX Group Inc. (The)(a)	28,161	695,858
NYSE Euronext Inc.	55,125	1,509,322
SLM Corp.(a)	95,835	852,931
T. Rowe Price Group Inc.(b)	53,623	1,900,399
		72,467,802

ELECTRIC – 3.79%
AES Corp. (The)(a)	141,164	1,163,191
Allegheny Energy Inc.	35,294	1,195,055
Ameren Corp.	43,960	1,462,110
American Electric Power Co. Inc.	84,193	2,801,943
CenterPoint Energy Inc.	71,872	907,025
CMS Energy Corp.(b)	47,382	479,032
Consolidated Edison Inc.(b)	56,616	2,204,061
Constellation Energy Group Inc.	37,456	939,771
Dominion Resources Inc.(b)	120,956	4,335,063
DTE Energy Co.	33,526	1,195,872
Duke Energy Corp.	263,854	3,960,449
Dynegy Inc. Class A(a)(b)	104,575	209,150
Edison International	67,521	2,168,775
Entergy Corp.(b)	39,208	3,259,361
Exelon Corp.(b)	136,915	7,613,843
FirstEnergy Corp.	63,652	3,092,214

26

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

ELECTRIC (Continued)
FPL Group Inc.	85,186	$4,287,411
Integrys Energy Group Inc.	16,065	690,474
Pepco Holdings Inc.	44,898	797,388
PG&E Corp.(b)	75,093	2,906,850
Pinnacle West Capital Corp.	21,158	679,807
PPL Corp.(b)	77,610	2,381,851
Progress Energy Inc.(b)	54,931	2,189,000
Public Service Enterprise Group Inc.	105,379	3,073,905
SCANA Corp.	24,421	869,388
Southern Co. (The)	161,182	5,963,734
TECO Energy Inc.(b)	44,313	547,266
Wisconsin Energy Corp.(b)	24,218	1,016,672
Xcel Energy Inc.(b)	93,815	1,740,268
		64,130,929

ELECTRICAL COMPONENTS & EQUIPMENT – 0.37%
Emerson Electric Co.	160,118	5,861,920
Molex Inc.(b)	30,287	438,859
		6,300,779

ELECTRONICS – 0.52%
Agilent Technologies Inc.(a)	71,852	1,123,047
Amphenol Corp. Class A	36,373	872,225
FLIR Systems Inc.(a)	28,869	885,701
Jabil Circuit Inc.(b)	44,010	297,067
PerkinElmer Inc.(b)	24,783	344,732
Thermo Fisher Scientific Inc.(a)(b)	87,593	2,984,294
Tyco Electronics Ltd.(b)	96,241	1,560,067
Waters Corp.(a)	20,479	750,555
		8,817,688

ENGINEERING & CONSTRUCTION – 0.17%
Fluor Corp.(b)	37,746	1,693,663
Jacobs Engineering Group Inc.(a)(b)	25,582	1,230,494
		2,924,157

ENTERTAINMENT – 0.04%
International Game Technology Inc.(b)	62,706	745,574
		745,574

ENVIRONMENTAL CONTROL – 0.35%
Republic Services Inc.	66,462	1,647,593
Stericycle Inc.(a)(b)	17,687	921,139
Waste Management Inc.	102,441	3,394,895
		5,963,627

FOOD – 2.08%
Campbell Soup Co.(b)	42,259	1,268,193
ConAgra Foods Inc.(b)	93,882	1,549,053
Dean Foods Co.(a)(b)	31,884	572,955
General Mills Inc.	69,677	4,232,878
H.J. Heinz Co.	65,406	2,459,266
Hershey Co. (The)(b)	34,344	1,193,111

Security	Shares	Value

FOOD (Continued)
J.M. Smucker Co. (The)	24,451	$1,060,195
Kellogg Co.	52,480	2,301,248
Kraft Foods Inc. Class A	306,409	8,227,082
Kroger Co. (The)	135,726	3,584,524
McCormick & Co. Inc. NVS(b)	26,935	858,149
Safeway Inc.	88,541	2,104,620
Sara Lee Corp.	145,845	1,427,823
SUPERVALU Inc.	44,607	651,262
Sysco Corp.(b)	124,759	2,861,971
Tyson Foods Inc. Class A(b)	63,044	552,265
Whole Foods Market Inc.(b)	29,502	278,499
		35,183,094

FOREST PRODUCTS & PAPER – 0.23%
International Paper Co.	88,382	1,042,908
MeadWestvaco Corp.(b)	34,856	390,039
Plum Creek Timber Co. Inc.(b)	34,266	1,190,401
Weyerhaeuser Co.(b)	43,710	1,337,963
		3,961,311

GAS – 0.18%
Nicor Inc.(b)	9,098	316,065
NiSource Inc.(b)	57,628	632,179
Sempra Energy	50,900	2,169,867
		3,118,111

HAND & MACHINE TOOLS – 0.09%
Black & Decker Corp. (The)	12,384	517,775
Snap-On Inc.(b)	12,087	475,986
Stanley Works (The)(b)	16,479	561,934
		1,555,695

HEALTH CARE - PRODUCTS – 4.12%
Baxter International Inc.	129,402	6,934,653
Becton, Dickinson and Co.	50,478	3,452,190
Boston Scientific Corp.(a)(b)	310,996	2,407,109
C.R. Bard Inc.	20,530	1,729,858
Covidien Ltd.	104,774	3,797,010
DENTSPLY International Inc.(b)	30,794	869,623
Intuitive Surgical Inc.(a)(b)	8,049	1,022,143
Johnson & Johnson	577,813	34,570,552
Medtronic Inc.(b)	232,241	7,297,012
Patterson Companies Inc.(a)(b)	18,873	353,869
St. Jude Medical Inc.(a)	71,606	2,360,134
Stryker Corp.(b)	50,011	1,997,939
Varian Medical Systems Inc.(a)(b)	25,786	903,541
Zimmer Holdings Inc.(a)(b)	46,677	1,886,684
		69,582,317

HEALTH CARE - SERVICES – 1.18%
Aetna Inc.	96,649	2,754,496
Coventry Health Care Inc.(a)(b)	30,695	456,742
DaVita Inc.(a)(b)	21,493	1,065,408

27

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

HEALTH CARE - SERVICES (Continued)
Humana Inc.(a)	34,840	$1,298,835
Laboratory Corp. of America Holdings(a)(b)	22,224	1,431,448
Quest Diagnostics Inc.(b)	33,032	1,714,691
Tenet Healthcare Corp.(a)(b)	84,956	97,699
UnitedHealth Group Inc.	250,725	6,669,285
WellPoint Inc.(a)	105,971	4,464,558
		19,953,162

HOLDING COMPANIES - DIVERSIFIED – 0.04%
Leucadia National Corp.(a)(b)	37,012	732,838
		732,838

HOME BUILDERS – 0.10%
Centex Corp.(b)	25,426	270,533
D.R. Horton Inc.(b)	57,772	408,448
KB Home(b)	16,233	221,093
Lennar Corp. Class A(b)	28,949	250,988
Pulte Homes Inc.(b)	44,917	490,943
		1,642,005

HOME FURNISHINGS – 0.05%
Harman International Industries Inc.(b)	12,074	201,998
Whirlpool Corp.(b)	15,381	636,004
		838,002

HOUSEHOLD PRODUCTS & WARES – 0.48%
Avery Dennison Corp.	22,375	732,334
Clorox Co. (The)(b)	28,989	1,610,629
Fortune Brands Inc.(b)	31,248	1,289,917
Kimberly-Clark Corp.	86,052	4,538,382
		8,171,262

HOUSEWARES – 0.03%
Newell Rubbermaid Inc.(b)	58,177	568,971
		568,971

INSURANCE – 2.64%
Aflac Inc.	97,376	4,463,716
Allstate Corp. (The)	111,014	3,636,819
American International Group Inc.	554,020	869,811
Aon Corp.	56,542	2,582,839
Assurant Inc.	24,311	729,330
Chubb Corp.	73,709	3,759,159
CIGNA Corp.(b)	57,366	966,617
Cincinnati Financial Corp.	34,005	988,525
Genworth Financial Inc. Class A	90,929	257,329
Hartford Financial Services Group Inc. (The)	62,440	1,025,265
Lincoln National Corp.(b)	53,224	1,002,740
Loews Corp.(b)	75,043	2,119,965
Marsh & McLennan Companies Inc.(b)	107,388	2,606,307
MBIA Inc.(a)	40,352	164,233
MetLife Inc.(b)	165,136	5,756,641

Security	Shares	Value

INSURANCE (Continued)
Principal Financial Group Inc.(b)	54,460	$1,229,162
Progressive Corp. (The)	140,001	2,073,415
Prudential Financial Inc.(b)	88,493	2,677,798
Torchmark Corp.	18,021	805,539
Travelers Companies Inc. (The)	121,288	5,482,218
Unum Group(b)	67,988	1,264,577
XL Capital Ltd. Class A	65,645	242,886
		44,704,891

INTERNET – 1.81%
Akamai Technologies Inc.(a)(b)	35,386	533,975
Amazon.com Inc.(a)	66,914	3,431,350
eBay Inc.(a)	224,361	3,132,080
Expedia Inc.(a)(b)	43,936	362,033
Google Inc. Class A(a)	49,788	15,317,278
McAfee Inc.(a)	31,782	1,098,704
Symantec Corp.(a)(b)	173,897	2,351,087
VeriSign Inc.(a)	39,843	760,204
Yahoo! Inc.(a)	289,103	3,527,057
		30,513,768

INVESTMENT COMPANIES – 0.01%
American Capital Ltd.(b)	43,530	141,037
		141,037

IRON & STEEL – 0.28%
AK Steel Holding Corp.	23,542	219,411
Allegheny Technologies Inc.(b)	19,410	495,537
Nucor Corp.(b)	65,607	3,031,043
United States Steel Corp.(b)	24,118	897,190
		4,643,181

LEISURE TIME – 0.18%
Carnival Corp.(b)	90,555	2,202,298
Harley-Davidson Inc.(b)	48,724	826,846
		3,029,144

LODGING – 0.16%
Marriott International Inc. Class A(b)	61,240	1,191,118
Starwood Hotels & Resorts Worldwide Inc.(b)	37,215	666,148
Wyndham Worldwide Corp.	37,193	243,614
Wynn Resorts Ltd.(a)	12,786	540,336
		2,641,216

MACHINERY – 0.71%
Caterpillar Inc.(b)	125,199	5,592,639
Cummins Inc.(b)	41,881	1,119,479
Deere & Co.(b)	89,114	3,414,848
Flowserve Corp.(b)	11,702	602,653
Manitowoc Co. Inc. (The)(b)	27,353	236,877

Rockwell Automation Inc.(b)	29,911	964,331
11,930,827

28

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

MANUFACTURING – 3.98%
Cooper Industries Ltd.	35,743	$1,044,768
Danaher Corp.	53,343	3,019,747
Dover Corp.(b)	38,929	1,281,543
Eastman Kodak Co.(b)	53,284	350,609
Eaton Corp.(b)	34,443	1,712,162
General Electric Co.	2,186,187	35,416,229
Honeywell International Inc.	151,677	4,979,556
Illinois Tool Works Inc.(b)	81,433	2,854,227
Ingersoll-Rand Co. Ltd. Class A(b)	66,975	1,162,016
ITT Industries Inc.(b)	37,585	1,728,534
Leggett & Platt Inc.(b)	32,959	500,647
Pall Corp.	23,982	681,808
Parker Hannifin Corp.(b)	33,971	1,445,126
Textron Inc.(b)	51,098	708,729
3M Co.(b)	143,962	8,283,573
Tyco International Ltd.	98,403	2,125,505
		67,294,779

MEDIA – 2.37%
CBS Corp. Class B(b)	140,147	1,147,804
Comcast Corp. Class A	600,436	10,135,360
DIRECTV Group Inc. (The)(a)(b)	113,113	2,591,419
Gannett Co. Inc.(b)	48,072	384,576
McGraw-Hill Companies Inc. (The)	65,819	1,526,343
Meredith Corp.(b)	6,969	119,309
New York Times Co. (The) Class A(b)	24,016	176,037
News Corp. Class A	478,783	4,352,137
Scripps Networks Interactive Inc. Class A(b)	18,872	415,184
Time Warner Inc.	746,568	7,510,474
Viacom Inc. Class B(a)	126,767	2,416,179
Walt Disney Co. (The)(b)	385,990	8,758,113
Washington Post Co. (The) Class B(b)	1,264	493,276
		40,026,211

METAL FABRICATE & HARDWARE – 0.10%
Precision Castparts Corp.	28,831	1,714,868
		1,714,868

MINING – 0.56%
Alcoa Inc.	165,008	1,857,990
Freeport-McMoRan Copper & Gold Inc.(b)	77,981	1,905,856
Newmont Mining Corp.(b)	94,643	3,851,970
Titanium Metals Corp.(b)	18,784	165,487
Vulcan Materials Co.(b)	22,984	1,599,227
		9,380,530

OFFICE & BUSINESS EQUIPMENT – 0.15%
Pitney Bowes Inc.(b)	42,240	1,076,275
Xerox Corp.(b)	180,760	1,440,657
		2,516,932

Security	Shares	Value

OIL & GAS – 11.13%
Anadarko Petroleum Corp.	95,967	$3,699,528
Apache Corp.	69,652	5,191,164
Cabot Oil & Gas Corp.(b)	21,889	569,114
Chesapeake Energy Corp.(b)	112,470	1,818,640
Chevron Corp.	423,136	31,299,370
ConocoPhillips	310,624	16,090,323
Devon Energy Corp.	91,936	6,041,115
ENSCO International Inc.	29,635	841,338
EOG Resources Inc.(b)	51,926	3,457,233
Exxon Mobil Corp.	1,059,003	84,540,208
Hess Corp.	59,137	3,172,109
Marathon Oil Corp.	147,151	4,026,051
Murphy Oil Corp.(b)	39,466	1,750,317
Nabors Industries Ltd.(a)(b)	59,373	710,695
Noble Corp.(b)	55,526	1,226,569
Noble Energy Inc.	36,091	1,776,399
Occidental Petroleum Corp.	168,863	10,130,091
Pioneer Natural Resources Co.(b)	24,383	394,517
Range Resources Corp.(b)	32,456	1,116,162
Rowan Companies Inc.(b)	23,674	376,417
Southwestern Energy Co.(a)(b)	71,121	2,060,375
Sunoco Inc.	24,551	1,066,986
Tesoro Corp.	28,979	381,653
Valero Energy Corp.	106,679	2,308,534
XTO Energy Inc.	120,020	4,233,105
		188,278,013

OIL & GAS SERVICES – 1.32%
Baker Hughes Inc.	63,879	2,048,600
BJ Services Co.	61,731	720,401
Cameron International Corp.(a)	45,499	932,729
Halliburton Co.	185,941	3,380,407
National Oilwell Varco Inc.(a)	86,498	2,114,011
Schlumberger Ltd.	249,200	10,548,636
Smith International Inc.(b)	45,734	1,046,851
Weatherford International Ltd.(a)(b)	141,058	1,526,248
		22,317,883

PACKAGING & CONTAINERS – 0.20%
Ball Corp.	19,771	822,276
Bemis Co. Inc.	20,963	496,404
Owens-Illinois Inc.(a)	34,705	948,488
Pactiv Corp.(a)(b)	27,499	684,175
Sealed Air Corp.(b)	32,383	483,802
		3,435,145

PHARMACEUTICALS – 6.99%
Abbott Laboratories	322,933	17,234,934
Allergan Inc.	63,729	2,569,553
AmerisourceBergen Corp.	32,838	1,171,003
Bristol-Myers Squibb Co.	411,983	9,578,605
Cardinal Health Inc.(b)	74,432	2,565,671
Cephalon Inc.(a)(b)	14,080	1,084,723

29

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

PHARMACEUTICALS (Continued)
Eli Lilly and Co.	208,213	$8,384,738
Express Scripts Inc.(a)	51,533	2,833,284
Forest Laboratories Inc.(a)	62,933	1,602,904
Gilead Sciences Inc.(a)(b)	191,446	9,790,548
Hospira Inc.(a)(b)	33,421	896,351
King Pharmaceuticals Inc.(a)(b)	51,510	547,036
Medco Health Solutions Inc.(a)	104,062	4,361,238
Merck & Co. Inc.	440,677	13,396,581
Mylan Inc.(a)(b)	64,014	633,098
Pfizer Inc.	1,403,459	24,855,259
Schering-Plough Corp.	338,318	5,761,556
Watson Pharmaceuticals Inc.(a)(b)	21,966	583,637
Wyeth	277,105	10,394,209
		118,244,928

PIPELINES – 0.41%
El Paso Corp.	144,094	1,128,256
Equitable Resources Inc.(b)	27,162	911,285
Questar Corp.(b)	36,393	1,189,687
Spectra Energy Corp.(b)	127,419	2,005,575
Williams Companies Inc. (The)	120,934	1,751,124
		6,985,927

REAL ESTATE – 0.01%
CB Richard Ellis Group Inc. Class A(a)	46,010	198,763
		198,763

REAL ESTATE INVESTMENT TRUSTS – 0.86%
Apartment Investment and Management Co. Class A(b)	21,530	248,672
AvalonBay Communities Inc.	16,199	981,335
Boston Properties Inc.(b)	25,177	1,384,735
Developers Diversified Realty Corp.(b)	25,176	122,859
Equity Residential(b)	56,898	1,696,698
HCP Inc.(b)	52,150	1,448,205
Host Hotels & Resorts Inc.	109,972	832,488
Kimco Realty Corp.(b)	47,059	860,239
ProLogis(b)	53,918	748,921
Public Storage(b)	25,953	2,063,264
Simon Property Group Inc.(b)	47,082	2,501,467
Vornado Realty Trust(b)	28,384	1,712,974
		14,601,857

RETAIL – 6.12%
Abercrombie & Fitch Co. Class A	18,268	421,443
AutoNation Inc.(a)(b)	23,372	230,915
AutoZone Inc.(a)	7,929	1,105,858
Bed Bath & Beyond Inc.(a)	53,967	1,371,841
Best Buy Co. Inc.	70,002	1,967,756
Big Lots Inc.(a)	17,175	248,866
Costco Wholesale Corp.(b)	90,105	4,730,513
CVS Caremark Corp.	298,888	8,590,041
Darden Restaurants Inc.(b)	29,436	829,506
Family Dollar Stores Inc.(b)	29,368	765,624

Security	Shares	Value

RETAIL (Continued)
GameStop Corp. Class A(a)(b)	33,806	$732,238
Gap Inc. (The)	97,061	1,299,647
Home Depot Inc.	353,013	8,126,359
J.C. Penney Co. Inc.(b)	46,601	918,040
Kohl’s Corp.(a)(b)	63,116	2,284,799
Limited Brands Inc.(b)	54,571	547,893
Lowe’s Companies Inc.	305,008	6,563,772
Macy’s Inc.(b)	88,302	913,926
McDonald’s Corp.	232,257	14,444,063
Nordstrom Inc.(b)	32,788	436,408
Office Depot Inc.(a)	56,955	169,726
RadioShack Corp.(b)	24,694	294,846
Sears Holdings Corp.(a)(b)	11,789	458,238
Staples Inc.(b)	148,701	2,664,722
Starbucks Corp.(a)	153,953	1,456,395
Target Corp.	156,399	5,400,457
Tiffany & Co.(b)	25,563	604,054
TJX Companies Inc. (The)(b)	86,866	1,786,834
Walgreen Co.(b)	206,120	5,084,980
Wal-Mart Stores Inc.	465,368	26,088,530
Yum! Brands Inc.(b)	95,748	3,016,062
		103,554,352

SAVINGS & LOANS – 0.20%
Hudson City Bancorp Inc.(b)	109,136	1,741,811
People’s United Financial Inc.(b)	71,848	1,281,050
Sovereign Bancorp Inc.(a)	114,253	340,474
		3,363,335

SEMICONDUCTORS – 2.08%
Advanced Micro Devices Inc.(a)	127,547	275,502
Altera Corp.	60,918	1,017,940
Analog Devices Inc.	60,968	1,159,611
Applied Materials Inc.	278,050	2,816,647
Broadcom Corp. Class A(a)(b)	92,787	1,574,595
Intel Corp.	1,158,819	16,988,287
KLA-Tencor Corp.(b)	35,356	770,407
Linear Technology Corp.(b)	46,551	1,029,708
LSI Corp.(a)	133,993	440,837
MEMC Electronic Materials Inc.(a)(b)	46,719	667,147
Microchip Technology Inc.(b)	37,816	738,546
Micron Technology Inc.(a)(b)	159,943	422,250
National Semiconductor Corp.(b)	40,401	406,838
Novellus Systems Inc.(a)	19,918	245,788
NVIDIA Corp.(a)(b)	113,547	916,324
QLogic Corp.(a)(b)	27,837	374,129
Teradyne Inc.(a)	35,964	151,768
Texas Instruments Inc.	268,848	4,172,521
Xilinx Inc.(b)	57,290	1,020,908
		35,189,753

SOFTWARE – 4.02%
Adobe Systems Inc.(a)	109,933	2,340,474
Autodesk Inc.(a)	47,035	924,238

30

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

SOFTWARE (Continued)
Automatic Data Processing Inc.	105,459	$4,148,757
BMC Software Inc.(a)	39,147	1,053,446
CA Inc.(b)	81,553	1,511,177
Citrix Systems Inc.(a)(b)	37,409	881,730
Compuware Corp.(a)(b)	51,332	346,491
Dun & Bradstreet Corp. (The)	11,166	862,015
Electronic Arts Inc.(a)	66,073	1,059,811
Fidelity National Information Services Inc.	39,862	648,555
Fiserv Inc.(a)(b)	33,750	1,227,488
IMS Health Inc.	38,122	577,930
Intuit Inc.(a)(b)	66,404	1,579,751
MasterCard Inc. Class A(b)	14,992	2,142,807
Microsoft Corp.(b)	1,593,243	30,972,644
Novell Inc.(a)(b)	74,108	288,280
Oracle Corp.(a)	815,309	14,455,429
Paychex Inc.(b)	66,422	1,745,570
Salesforce.com Inc.(a)(b)	21,862	699,803
Total System Services Inc.(b)	41,666	583,324
		68,049,720

TELECOMMUNICATIONS – 6.13%
American Tower Corp. Class A(a)	82,513	2,419,281
AT&T Inc.	1,226,583	34,957,616
CenturyTel Inc.(b)	21,210	579,669
Ciena Corp.(a)(b)	19,409	130,040
Cisco Systems Inc.(a)	1,219,726	19,881,534
Corning Inc.	321,758	3,066,354
Embarq Corp.	29,547	1,062,510
Frontier Communications Corp.(b)	65,299	570,713
Harris Corp.	28,206	1,073,238
JDS Uniphase Corp.(a)(b)	43,679	159,428
Juniper Networks Inc.(a)(b)	110,839	1,940,791
Motorola Inc.(b)	469,483	2,079,810
QUALCOMM Inc.	344,541	12,344,904
Qwest Communications International Inc.(b)	306,926	1,117,211
Sprint Nextel Corp.(a)	591,504	1,082,452
Tellabs Inc.(a)(b)	81,837	337,168
Verizon Communications Inc.	591,203	20,041,782
Windstream Corp.(b)	91,100	838,120
		103,682,621

TEXTILES – 0.04%
Cintas Corp.(b)	27,457	637,826
		637,826

TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.(b)	26,019	758,974
Mattel Inc.(b)	74,291	1,188,656
		1,947,630

Security	Shares or Principal	Value

TRANSPORTATION – 2.08%
Burlington Northern Santa Fe Corp.	58,529	$4,431,231
C.H. Robinson Worldwide Inc.(b)	35,233	1,938,872
CSX Corp.	82,573	2,681,145
Expeditors International Washington Inc.(b)	43,983	1,463,314
FedEx Corp.	64,883	4,162,244
Norfolk Southern Corp.(b)	76,734	3,610,335
Ryder System Inc.(b)	11,550	447,909
Union Pacific Corp.	105,523	5,043,999
United Parcel Service Inc. Class B(b)	207,462	11,443,604
		35,222,653

TOTAL COMMON STOCKS
(Cost: $2,108,904,072)		1,636,983,131

SHORT-TERM INVESTMENTS – 19.75%

MONEY MARKET FUNDS – 19.36%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 1.63%(c)(d)(e)	280,706,198	280,706,198
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 1.42%(c)(d)(e)	46,627,976	46,627,976
		327,334,174

U.S. TREASURY OBLIGATIONS – 0.39%
U.S. Treasury Bills
0.04%, 03/12/09(f)(g)	$50,000	49,996
0.05%, 03/19/09(f)(g)	600,000	599,941
0.05%, 03/26/09(f)(g)	250,000	249,972
0.08%, 04/16/09(f)(g)	600,000	599,867
0.11%, 04/09/09(f)(g)	100,000	99,970
0.12%, 04/02/09(f)(g)	600,000	599,826
0.48%, 06/25/09(f)(g)	4,400,000	4,389,792
		6,589,364

TOTAL SHORT-TERM INVESTMENTS
(Cost: $333,929,741)		333,923,538

TOTAL INVESTMENTS IN SECURITIES – 116.55%
(Cost: $2,442,833,813)		1,970,906,669

Other Assets, Less Liabilities – (16.55)%		(279,926,947)

NET ASSETS – 100.00%		$1,690,979,722

31

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of December 31, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (March 2009)	1,194	$53,735,970	$331,427

		$53,735,970	$331,427

The accompanying notes are an integral part of these financial statements.

32

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2008

Bond Index Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Mortgage-Backed Securities	$ 56,820,573	42.57%
U.S. Government & Agency	41,487,675	31.08
Financial	10,878,053	8.15
Consumer Non-Cyclical	3,649,986	2.73
Communications	3,318,712	2.49
Foreign Government Obligations	2,550,555	1.91
Utilities	2,336,467	1.75
Industrial	1,915,244	1.43
Energy	1,717,525	1.28
Asset-Backed Securities	1,155,761	0.87
Basic Materials	733,196	0.55
Consumer Cyclical	581,047	0.44
Multi-National	529,915	0.40
Technology	482,221	0.36
Municipal Debt Obligations	356,887	0.27
Short-Term and Other Net Assets	4,964,068	3.72

TOTAL	$133,477,885	100.00%

S&P 500 Index Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$ 420,755,692	24.88%
Energy	220,148,730	13.01
Financial	215,264,442	12.73
Industrial	185,150,431	10.95
Technology	177,885,930	10.52
Communications	176,341,062	10.43
Consumer Cyclical	133,651,150	7.90
Utilities	67,249,040	3.98
Basic Materials	39,803,816	2.35
Diversified	732,838	0.04
Futures Contracts	331,427	0.02
Short-Term and Other Net Assets	53,665,164	3.19

TOTAL	$1,690,979,722	100.00%

These tables are not part of the financial statements.

33

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	Bond Index Master Portfolio	S&P 500 Index Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$125,162,003	$2,115,499,639
Affiliated issuers (Note 2)	36,195,387	327,334,174

Total cost of investments	$161,357,390	$2,442,833,813

Investments in securities, at fair value (including securities on loan(a) ) (Note 1):
Unaffiliated issuers	$128,513,817	$1,643,572,495
Affiliated issuers (Note 2)	36,195,387	327,334,174

Total fair value of investments	164,709,204	1,970,906,669
Receivables:
Investment securities sold	1,550,125	—
Dividends and interest	1,172,033	3,870,577
Due from broker – variation margin	—	747,485

Total Assets	167,431,362	1,975,524,731

LIABILITIES
Payables:
Investment securities purchased	3,904,483	3,302,872
Collateral for securities on loan (Note 4)	30,021,653	281,156,838
Investment advisory fees (Note 2)	7,076	62,425
Accrued expenses:
Professional fees (Note 2)	20,265	22,874

Total Liabilities	33,953,477	284,545,009

NET ASSETS	$133,477,885	$1,690,979,722

(a)	Securities on loan with market values of $28,657,285 and $277,652,842, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

34

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2008

	Bond Index Master Portfolio	S&P 500 Index Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$—	$54,109,785
Interest from unaffiliated issuers	6,115,297	76,974
Interest from affiliated issuers (Note 2)	143,290	1,014,534
Securities lending income from affiliated issuers (Note 2)	157,082	1,440,308

Total investment income	6,415,669	56,641,601

EXPENSES (Note 2)
Investment advisory fees	101,197	1,193,551
Professional fees	20,223	24,259
Independent trustees’ fees	1,159	25,384

Total expenses	122,579	1,243,194
Less expense reductions (Note 2)	(21,382)	(49,643)

Net expenses	101,197	1,193,551

Net investment income	6,314,472	55,448,050

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	(423,541)	(120,587,868)
Net realized loss on futures contracts	—	(22,106,866)
Net realized loss from short positions (Note 1)	—	(187)
Net change in unrealized appreciation (depreciation) of investments	1,434,040	(941,355,332)
Net change in unrealized appreciation (depreciation) of futures contracts	—	3,392,820
Net change in unrealized appreciation (depreciation) of short positions (Note 1)	—	187

Net realized and unrealized gain (loss)	1,010,499	(1,080,657,246)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,324,971	$(1,025,209,196)

The accompanying notes are an integral part of these financial statements.

35

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Master Portfolio		S&P 500 Index Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,314,472	$5,658,566	$55,448,050	$56,196,080
Net realized gain (loss)	(423,541)	(166,092)	(142,694,921)	66,144,882
Net change in unrealized appreciation (depreciation)	1,434,040	2,512,239	(937,962,325)	49,858,427

Net increase (decrease) in net assets resulting from operations	7,324,971	8,004,713	(1,025,209,196)	172,199,389

Interestholder transactions:
Contributions	45,530,591	35,317,257	600,316,999	979,975,026	(a)
Withdrawals	(39,285,080)	(27,110,256)	(804,875,751)	(958,876,075)

Net increase (decrease) in net assets resulting from interestholder transactions	6,245,511	8,207,001	(204,558,752)	21,098,951

Increase (decrease) in net assets	13,570,482	16,211,714	(1,229,767,948)	193,298,340

NET ASSETS:
Beginning of year	119,907,403	103,695,689	2,920,747,670	2,727,449,330

End of year	$133,477,885	$119,907,403	$1,690,979,722	$2,920,747,670

(a)	Includes a contribution of securities with unrealized appreciation of $19,641,824.

The accompanying notes are an integral part of these financial statements.

36

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the Bond Index and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Master Portfolio will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”). Effective January 1, 2008, the Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolios. The Master Portfolios consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified within Level 1, include active listed equities, certain U.S. government securities and typically, exchange-traded derivatives such as futures contracts and exchange-traded option contracts. The Master Portfolios do not adjust the quoted price for

37

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

such instruments, even in situations where the Master Portfolios hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments classified within Level 3 have significant unobservable inputs, as they may trade infrequently or not at all. Level 3 instruments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolios use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolios in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolios in the absence of market information. The fair value measurement of Level 3 investments does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolios due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolios’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

The following tables summarize the inputs used in valuing the Master Portfolios’ investments as of December 31, 2008:

Investments in Securities
Master Portfolio	Level 1	Level 2	Level 3	Total
Bond Index	$67,065,884	$97,643,320	$—	$164,709,204
S&P 500 Index	1,970,906,669	—	—	1,970,906,669

Other Financial Instruments(a)
Master Portfolio	Level 1	Level 2	Level 3	Total
S&P 500 Index	$331,427	$—	$—	$331,427

(a)	Other financial instruments include futures contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the year ended December 31, 2008:

Master Portfolio	Balance at Beginning of Period	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
Bond Index	$815,869	$—	$—	$—	$(815,869)	$—	$—

38

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the S&P 500 Index Master Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2008, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bond Index	$161,739,782	$6,246,236	$(3,276,814)	$2,969,422
S&P 500 Index	2,495,052,102	192,164,382	(716,309,815)	(524,145,433)

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years and has determined that no provision for income tax is required in the Master Portfolios’ financial statements.

FUTURES CONTRACTS

The Master Portfolios may enter into futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually transacting in the commodities or financial instruments. A futures contract is an agreement between two parties to buy and sell a particular commodity or financial instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of December 31, 2008, the S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $6,600,000 for initial margin requirements on outstanding futures contracts.

39

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Master Portfolios may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Master Portfolios’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Master Portfolios’ Statements of Operations. Upon receipt of the securities related to corporate actions, the Master Portfolios record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Master Portfolios, if any, are included in their respective Schedules of Investments.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.08% and 0.05% of the average daily net assets of the Bond Index and S&P 500 Index Master Portfolios, respectively, as compensation for investment advisory services. From time to time, BGFA may waive a portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGFA credited investment advisory fees for the Bond Index and S&P 500 Index Master Portfolios in the amounts of $21,382 and $49,643, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities.

For the year ended December 31, 2008, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
Bond Index	$157,082
S&P 500 Index	1,440,308

40

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Cross trades for the year ended December 31, 2008, if any, were executed by the Master Portfolios pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolios for the year ended December 31, 2008 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
Bond Index	$108,803,623	$103,997,344	$10,538,244	$6,772,764
S&P 500 Index	—	—	194,214,804	269,338,804

4.	PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

41

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

As of December 31, 2008, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of December 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolios’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In March 2008, the FASB issued Financial Accounting Standards Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced disclosures for derivative instruments and hedging activities and is effective for fiscal years and interim periods beginning after November 15, 2008. MIP is currently evaluating the impact the adoption of FAS 161 will have on the Master Portfolios’ financial statement disclosures.

6.	FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Bond Index
Ratio of expenses to average net assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of expenses to average net assets prior to expense reductions	0.10%	0.11%	0.10%	n/a	n/a
Ratio of net investment income to average net assets	4.99%	5.15%	4.97%	4.56%	4.17%
Portfolio turnover rate(a)	89%	61%	57%	76%	148%
Total return	6.06%	7.31%	4.91%	2.27%	4.20%
S&P 500 Index
Ratio of expenses to average net assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions	0.05%	0.05%	0.05%	n/a	n/a
Ratio of net investment income to average net assets	2.32%	1.98%	1.93%	1.84%	1.91%
Portfolio turnover rate(a)	8%	7%	14%	10%	14%
Total return	(36.86)%	5.54%	15.75%	4.87%	10.82%

(a)	Portfolio turnover rates include in-kind transactions, if any.

42

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Bond Index Master Portfolio and S&P 500 Index Master Portfolio, each a portfolio of Master Investment Portfolio (collectively, the “Master Portfolios”), at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

43

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

44

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Shares	Value

MASTER PORTFOLIOS – 69.28%
Active Stock Master Portfolio(a)		$44,345,603
CoreAlpha Bond Master Portfolio(a)		131,338,542

TOTAL MASTER PORTFOLIOS		175,684,145

EXCHANGE-TRADED FUNDS – 29.37%
iShares Barclays TIPS Bond Fund(a)(b)	229,459	22,771,511
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	41,373	1,827,859
iShares FTSE EPRA/NAREIT Global
Real Estate ex-U.S. Index Fund(a)(b)	120,225	2,628,119
iShares MSCI Canada Index Fund(a)	108,459	1,890,440
iShares MSCI EAFE Index Fund(a)(b)	444,032	19,923,716
iShares MSCI EAFE Small Cap Index Fund(a)	90,512	2,327,064
iShares MSCI Emerging Markets Index Fund(a)	209,925	5,241,827
iShares S&P MidCap 400 Index Fund(a)(b)	223,970	11,973,436
iShares S&P SmallCap 600 Index Fund(a)(b)	133,986	5,895,384

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $91,694,032)		74,479,356

SHORT-TERM INVESTMENTS – 10.18%

MONEY MARKET FUNDS – 10.18%
Barclays Global Investors Funds
Institutional Money Market Fund,
Institutional Shares
1.63%(a)(c)(d)	22,901,477	22,901,477
Barclays Global Investors Funds
Prime Money Market Fund,
Institutional Shares
1.42%(a)(c)(d)	2,926,634	2,926,634
		25,828,111

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,828,111)		25,828,111

TOTAL INVESTMENTS – 108.83%		275,991,612

Other Assets, Less Liabilities – (8.83)%		(22,387,994)

NET ASSETS – 100.00%		$253,603,618

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

47

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Shares	Value

MASTER PORTFOLIOS – 68.21%
Active Stock Master Portfolio(a)		$138,099,998
CoreAlpha Bond Master Portfolio(a)		345,491,032

TOTAL MASTER PORTFOLIOS		483,591,030

EXCHANGE-TRADED FUNDS – 30.50%
iShares Barclays TIPS Bond Fund(a)	612,526	60,787,080
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	135,676	5,994,166
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)(b)	401,307	8,772,571
iShares MSCI Canada Index Fund(a)	333,537	5,813,550
iShares MSCI EAFE Index Fund(a)(b)	1,363,579	61,183,790
iShares MSCI EAFE Small Cap Index Fund(a)(b)	266,655	6,855,700
iShares MSCI Emerging Markets Index Fund(a)(b)	626,454	15,642,556
iShares S&P MidCap 400 Index Fund(a)(b)	634,413	33,915,719
iShares S&P SmallCap 600 Index Fund(a)(b)	391,168	17,211,392

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $269,798,096)		216,176,524

SHORT-TERM INVESTMENTS – 12.03%

MONEY MARKET FUNDS – 12.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
1.63%(a)(c)(d)	74,116,613	74,116,613
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
1.42%(a)(c)(d)	11,175,082	11,175,082
		85,291,695

TOTAL SHORT-TERM INVESTMENTS
(Cost: $85,291,695)		85,291,695

TOTAL INVESTMENTS – 110.74%		785,059,249

Other Assets, Less Liabilities – (10.74)%		(76,106,944)

NET ASSETS – 100.00%		$708,952,305

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

48

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Shares	Value

MASTER PORTFOLIOS – 62.15%
Active Stock Master Portfolio(a)		$378,881,715
CoreAlpha Bond Master Portfolio(a)		395,354,428

TOTAL MASTER PORTFOLIOS		774,236,143

EXCHANGE-TRADED FUNDS – 37.08%
iShares Barclays TIPS Bond Fund(a)	650,675	64,572,987
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	467,668	20,661,572
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)(b)	1,436,916	31,410,984
iShares MSCI Canada Index Fund(a)	864,346	15,065,551
iShares MSCI EAFE Index Fund(a)(b)	3,578,197	160,553,699
iShares MSCI EAFE Small Cap Index Fund(a)(b)	699,253	17,977,795
iShares MSCI Emerging Markets Index Fund(a)	1,636,814	40,871,246
iShares S&P MidCap 400 Index Fund(a)(b)	1,417,087	75,757,471
iShares S&P SmallCap 600 Index Fund(a)(b)	795,697	35,010,668

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $608,558,165)		461,881,973

SHORT-TERM INVESTMENTS – 10.21%

MONEY MARKET FUNDS – 10.21%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 1.63%(a)(c)(d)	89,849,653	89,849,653
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 1.42%(a)(c)(d)	37,285,620	37,285,620
		127,135,273

TOTAL SHORT-TERM INVESTMENTS
(Cost: $127,135,273)		127,135,273

TOTAL INVESTMENTS – 109.44%		1,363,253,389

Other Assets, Less Liabilities – (9.44)%		(117,582,577)

NET ASSETS – 100.00%		$1,245,670,812

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

49

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Shares	Value

MASTER PORTFOLIOS – 57.32%
Active Stock Master Portfolio(a)		$364,731,596
CoreAlpha Bond Master Portfolio(a)		181,021,972

TOTAL MASTER PORTFOLIOS		545,753,568

EXCHANGE-TRADED FUNDS – 41.95%
iShares Barclays TIPS Bond Fund(a)	288,305	28,611,388
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	480,787	21,241,170
iShares FTSE EPRA/NAREIT Global
Real Estate ex-U.S. Index Fund(a)	1,474,787	32,238,844
iShares MSCI Canada Index Fund(a)	794,402	13,846,427
iShares MSCI EAFE Index Fund(a)(b)	3,370,837	151,249,456
iShares MSCI EAFE Small Cap Index Fund(a)	642,833	16,527,236
iShares MSCI Emerging Markets Index Fund(a)(b)	1,528,912	38,176,933
iShares S&P MidCap 400 Index Fund(a)(b)	1,228,046	65,651,339
iShares S&P SmallCap 600 Index Fund(a)(b)	725,579	31,925,476

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $549,751,914)		399,468,269

SHORT-TERM INVESTMENTS – 12.59%

MONEY MARKET FUNDS – 12.59%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 1.63%(a)(c)(d)	96,463,396	96,463,396
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 1.42%(a)(c)(d)	23,435,431	23,435,431
		119,898,827

TOTAL SHORT-TERM INVESTMENTS
(Cost: $119,898,827)		119,898,827

TOTAL INVESTMENTS – 111.86%		1,065,120,664

Other Assets, Less Liabilities – (11.86)%		(112,939,630)

NET ASSETS – 100.00%		$952,181,034

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

50

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Shares	Value

MASTER PORTFOLIOS – 53.33%
Active Stock Master Portfolio(a)		$321,598,290
CoreAlpha Bond Master Portfolio(a)		62,639,878

TOTAL MASTER PORTFOLIOS		384,238,168

EXCHANGE-TRADED FUNDS – 45.86%
iShares Barclays TIPS Bond Fund(a)	80,667	8,005,393
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	448,040	19,794,407
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)	1,326,598	28,999,432
iShares MSCI Canada Index Fund(a)	697,820	12,163,003
iShares MSCI EAFE Index Fund(a)(b)	2,964,465	133,015,544
iShares MSCI EAFE Small Cap Index Fund(a)	562,946	14,473,342
iShares MSCI Emerging Markets Index Fund(a)	1,332,362	33,269,079
iShares S&P MidCap 400 Index Fund(a)	1,013,858	54,200,849
iShares S&P SmallCap 600 Index Fund(a)(b)	601,974	26,486,856

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $470,537,576)		330,407,905

SHORT-TERM INVESTMENTS – 17.12%

MONEY MARKET FUNDS – 17.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 1.63%(a)(c)(d)	103,819,721	103,819,721
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 1.42%(a)(c)(d)	19,562,829	19,562,829
		123,382,550

TOTAL SHORT-TERM INVESTMENTS
(Cost: $123,382,550)		123,382,550

TOTAL INVESTMENTS – 116.31%		838,028,623

Other Assets, Less Liabilities – (16.31)%		(117,489,286)

NET ASSETS – 100.00%		$720,539,337

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

51

LIFEPATH 2050 MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Shares	Value

MASTER PORTFOLIOS – 49.11%
Active Stock Master Portfolio(a)		$3,329,612
CoreAlpha Bond Master Portfolio(a)		56,678

TOTAL MASTER PORTFOLIOS		3,386,290

EXCHANGE-TRADED FUNDS – 52.42%
iShares Cohen & Steers Realty Majors Index Fund(a)	3,048	134,660
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund(a)	9,052	197,877
iShares MSCI Canada Index Fund(a)	8,176	142,508
iShares MSCI EAFE Index Fund(a)	33,276	1,493,094
iShares MSCI EAFE Small Cap Index Fund(a)	5,856	150,558
iShares MSCI Emerging Markets Index Fund(a)	14,995	374,425
iShares S&P MidCap 400 Index Fund(a)(b)	14,098	753,679
iShares S&P SmallCap 600 Index Fund(a)(b)	8,350	367,400

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $4,448,452)		3,614,201

SHORT-TERM INVESTMENTS – 8.30%

MONEY MARKET FUNDS – 8.30%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 1.63%(a)(c)(d)	491,886	491,886
Barclays Global Investors Funds Prime Money Fund, Institutional Shares 1.42%(a)(c)(d)	80,501	80,501
		572,387

TOTAL SHORT-TERM INVESTMENTS
(Cost: $572,387)		572,387

TOTAL INVESTMENTS – 109.83%		7,572,878

Other Assets, Less Liabilities – (9.83)%		(677,578)

NET ASSETS – 100.00%		$6,895,300

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

52

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Shares	Value

COMMON STOCKS – 98.62%

AEROSPACE & DEFENSE – 2.10%
General Dynamics Corp.(a)	110,074	$6,339,162
Goodrich Corp.	87,377	3,234,697
Lockheed Martin Corp.	14,725	1,238,078
Northrop Grumman Corp.(a)	187,034	8,424,011
Raytheon Co.(a)	22,558	1,151,360
United Technologies Corp.(a)	109,796	5,885,066
		26,272,374

AGRICULTURE – 2.10%
Altria Group Inc.(a)	168,773	2,541,721
Archer-Daniels-Midland Co.	15,707	452,833
Monsanto Co.(a)	84,252	5,927,128
Philip Morris International Inc.	393,683	17,129,147
UST Inc.	2,350	163,043
		26,213,872

AIRLINES – 0.10%
AMR Corp.(b)	38,702	412,950
Continental Airlines Inc. Class B(a)(b)	14,580	263,315
Southwest Airlines Co.	68,937	594,237
		1,270,502

APPAREL – 0.02%
Coach Inc.(b)	4,869	101,129
Jones Apparel Group Inc.(a)	13,252	77,657
Liz Claiborne Inc.	7,848	20,405
		199,191

AUTO MANUFACTURERS – 0.05%
Ford Motor Co.(a)(b)	173,902	398,236
General Motors Corp.(a)	85,722	274,310
		672,546

AUTO PARTS & EQUIPMENT – 0.11%
Autoliv Inc.(a)	30,474	653,972
Johnson Controls Inc.	4,214	76,526
TRW Automotive Holdings Corp.(a)(b)	9,913	35,687
WABCO Holdings Inc.(a)	35,084	553,976
		1,320,161

BANKS – 4.75%
Bank of America Corp.	788,251	11,098,574
Bank of New York Mellon Corp. (The)	216,180	6,124,379
BB&T Corp.(a)	86,794	2,383,363
Colonial BancGroup Inc. (The)(a)	18,539	38,376
Comerica Inc.	23,206	460,639
Discover Financial Services LLC	7,353	70,074
Fifth Third Bancorp(a)	69,829	576,788
First Horizon National Corp.(a)	30,360	320,905
Huntington Bancshares Inc.(a)	58,342	446,900
KeyCorp(a)	78,136	665,719

Security	Shares	Value

BANKS (Continued)
M&T Bank Corp.(a)	1,328	$76,240
Marshall & Ilsley Corp.(a)	2,270	30,963
National City Corp.	109,262	197,764
Northern Trust Corp.	65,116	3,395,148
PNC Financial Services Group Inc. (The)	54,692	2,679,908
Regions Financial Corp.(a)	107,967	859,417
State Street Corp.	67,858	2,668,855
SunTrust Banks Inc.(a)	3,996	118,042
U.S. Bancorp(a)	275,640	6,893,756
Wachovia Corp.	470,025	2,603,938
Wells Fargo & Co.(a)	578,772	17,062,199
Zions Bancorporation(a)	28,212	691,476
		59,463,423

BEVERAGES – 2.72%
Coca-Cola Co. (The)	249,835	11,310,030
Coca-Cola Enterprises Inc.	46,482	559,178
Molson Coors Brewing Co. Class B(a)	12,277	600,591
Pepsi Bottling Group Inc.(a)	44,470	1,001,020
PepsiAmericas Inc.(a)	107,862	2,196,070
PepsiCo Inc.	335,112	18,354,084
		34,020,973

BIOTECHNOLOGY – 2.32%
Amgen Inc.(b)	312,292	18,034,863
Biogen Idec Inc.(b)	69,384	3,304,760
Celgene Corp.(a)(b)	120,637	6,668,813
Genzyme Corp.(b)	1,759	116,745
Life Technologies Corp.(a)(b)	37,039	863,379
Vertex Pharmaceuticals Inc.(a)(b)	2,039	61,945
		29,050,505

BUILDING MATERIALS – 0.15%
Lennox International Inc.(a)	19,658	634,757
Masco Corp.(a)	113,979	1,268,586
		1,903,343

CHEMICALS – 0.88%
Air Products and Chemicals Inc.	11,111	558,550
Airgas Inc.(a)	37,922	1,478,579
Ashland Inc.(a)	40,918	430,048
CF Industries Holdings Inc.(a)	21,761	1,069,771
Cytec Industries Inc.	76,321	1,619,532
E.I. du Pont de Nemours and Co.(a)	8,146	206,094
Ecolab Inc.	1,399	49,175
FMC Corp.(a)	11,850	530,050
Lubrizol Corp.(a)	110,226	4,011,124
Mosaic Co. (The)	16,242	561,973
Praxair Inc.	1,806	107,204
Terra Industries Inc.(a)	22,155	369,324

10,991,424

53

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

COAL – 0.06%
Massey Energy Co.(a)	56,816	$783,493
		783,493

COMMERCIAL SERVICES – 1.65%
Accenture Ltd.	254,089	8,331,578
Apollo Group Inc. Class A(a)(b)	65,758	5,038,378
Deluxe Corp.	4,497	67,275
H&R Block Inc.(a)	36,066	819,420
ITT Educational Services Inc.(a)(b)	13,392	1,271,972
Lender Processing Services Inc.	15,250	449,112
Manpower Inc.(a)	48,300	1,641,717
Moody’s Corp.	30,577	614,292
Strayer Education Inc.(a)	1,091	233,921
Ticketmaster Entertainment Inc.(b)	14,902	95,671
Tree.com Inc.(b)	2,312	6,011
Visa Inc. Class A(a)	5,471	286,954
Weight Watchers International Inc.(a)	6,586	193,760
Western Union Co.(a)	113,721	1,630,759
		20,680,820

COMPUTERS – 3.77%
Apple Inc.(b)	118,091	10,079,067
Dell Inc.(b)	45,863	469,637
Hewlett-Packard Co.	359,921	13,061,533
International Business Machines Corp.	214,264	18,032,458
Lexmark International Inc. Class A(a)(b)	23,051	620,072
Seagate Technology(a)	303,153	1,342,968
Sun Microsystems Inc.(a)(b)	165,622	632,676
Teradata Corp.(b)	181,153	2,686,499
Western Digital Corp.(b)	15,421	176,570
		47,101,480

COSMETICS & PERSONAL CARE – 3.11%
Avon Products Inc.	1,126	27,058
Colgate-Palmolive Co.(a)	77,945	5,342,350
Procter & Gamble Co. (The)(a)	543,324	33,588,290
		38,957,698

DISTRIBUTION & WHOLESALE – 0.39%
Genuine Parts Co.(a)	30,251	1,145,303
W.W. Grainger Inc.(a)	46,333	3,652,894
WESCO International Inc.(a)(b)	1,637	31,480
		4,829,677

DIVERSIFIED FINANCIAL SERVICES – 4.52%
American Express Co.(a)	155,212	2,879,183
AmeriCredit Corp.(a)(b)	19,596	149,713
Ameriprise Financial Inc.	81,898	1,913,137
Capital One Financial Corp.(a)	61,528	1,962,128
Charles Schwab Corp. (The)(a)	16,982	274,599
CIT Group Inc.	56,198	255,139
Citigroup Inc.(a)	1,042,944	6,998,154
CME Group Inc.(a)	10,558	2,197,225

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES (Continued)
Franklin Resources Inc.	20,441	$1,303,727
Goldman Sachs Group Inc. (The)	69,467	5,862,320
IntercontinentalExchange Inc.(a)(b)	11,878	979,222
Invesco Ltd.(a)	116,572	1,683,300
JPMorgan Chase & Co.(a)	627,011	19,769,657
Legg Mason Inc.(a)	21,915	480,158
Merrill Lynch & Co. Inc.	248,460	2,892,074
Morgan Stanley	172,994	2,774,824
NASDAQ OMX Group Inc. (The)(b)	21,015	519,281
NYSE Euronext Inc.(a)	108,519	2,971,250
SLM Corp.(a)(b)	72,710	647,119
		56,512,210

ELECTRIC – 4.11%
AES Corp. (The)(a)(b)	503,601	4,149,672
Allegheny Energy Inc.(a)	35,382	1,198,035
Alliant Energy Corp.(a)	8,258	240,968
American Electric Power Co. Inc.	15,329	510,149
Constellation Energy Group Inc.(a)	27,583	692,057
DTE Energy Co.(a)	28,381	1,012,350
Duke Energy Corp.(a)	85,963	1,290,305
Edison International(a)	332,523	10,680,639
Entergy Corp.(a)	92,542	7,693,016
Exelon Corp.(a)	83,836	4,662,120
FirstEnergy Corp.	229,502	11,149,207
FPL Group Inc.	8,471	426,345
Great Plains Energy Inc.(a)	20,881	403,630
MDU Resources Group Inc.(a)	27,491	593,256
Pepco Holdings Inc.	99,139	1,760,709
PG&E Corp.(a)	9,991	386,752
Pinnacle West Capital Corp.	9,520	305,878
Progress Energy Inc.	3,831	152,665
Public Service Enterprise Group Inc.	56,036	1,634,570
Southern Co. (The)(a)	65,228	2,413,436
		51,355,759

ELECTRICAL COMPONENTS & EQUIPMENT – 0.84%
Emerson Electric Co.(a)	286,405	10,485,287
		10,485,287

ELECTRONICS – 0.48%
Agilent Technologies Inc.(a)(b)	304,266	4,755,678
Flextronics International Ltd.(b)	86,079	220,362
Jabil Circuit Inc.(a)	142,209	959,911
Mettler-Toledo International Inc.(a)(b)	1,426	96,112
		6,032,063

ENGINEERING & CONSTRUCTION – 0.36%
Fluor Corp.(a)	81,335	3,649,501
Jacobs Engineering Group Inc.(a)(b)	5,488	263,973
McDermott International Inc.(a)(b)	64,726	639,493
		4,552,967

54

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

ENTERTAINMENT – 0.02%
International Game Technology Inc.(a)	20,313	$241,522
International Speedway Corp. Class A(a)	1,853	53,237
		294,759

ENVIRONMENTAL CONTROL – 0.24%
Republic Services Inc.(a)	80,114	1,986,026
Waste Management Inc.(a)	31,806	1,054,051
		3,040,077

FOOD – 2.91%
Campbell Soup Co.(a)	42,816	1,284,908
Dean Foods Co.(a)(b)	13,848	248,849
Flowers Foods Inc.(a)	18,490	450,416
General Mills Inc.(a)	234,764	14,261,913
H.J. Heinz Co.(a)	59,248	2,227,725
Kellogg Co.(a)	95,502	4,187,763
Kraft Foods Inc. Class A(a)	99,293	2,666,017
Kroger Co. (The)(a)	186,374	4,922,137
Safeway Inc.	935	22,225
Sara Lee Corp.	380,666	3,726,720
SUPERVALU Inc.	81,768	1,193,813
Sysco Corp.(a)	52,671	1,208,273
		36,400,759

FOREST PRODUCTS & PAPER – 0.15%
International Paper Co.(a)	162,974	1,923,093
		1,923,093

GAS – 0.36%
Energen Corp.	40,221	1,179,682
Sempra Energy(a)	25,179	1,073,381
UGI Corp.(a)	89,431	2,183,905
		4,436,968

HAND & MACHINE TOOLS – 0.00%
Black & Decker Corp. (The)	411	17,184
		17,184

HEALTH CARE - PRODUCTS – 4.77%
Alcon Inc.	52,498	4,682,297
Baxter International Inc.(a)	184,957	9,911,846
Becton, Dickinson and Co.(a)	64,263	4,394,947
Covidien Ltd.	174,353	6,318,553
Johnson & Johnson	395,702	23,674,851
Medtronic Inc.	145,373	4,567,620
St. Jude Medical Inc.(a)(b)	184,506	6,081,318
		59,631,432

HEALTH CARE - SERVICES – 0.72%
Health Net Inc.(b)	36,329	395,623
Humana Inc.(a)(b)	30,008	1,118,698
UnitedHealth Group Inc.	102,340	2,722,244

Security	Shares	Value

HEALTH CARE - SERVICES (Continued)
Universal Health Services Inc. Class B	22,858	$858,775
WellCare Health Plans Inc.(a)(b)	19,306	248,275
WellPoint Inc.(a)(b)	87,682	3,694,043
		9,037,658

HOME BUILDERS – 0.23%
Centex Corp.(a)	41,776	444,497
D.R. Horton Inc.(a)	53,454	377,920
M.D.C. Holdings Inc.(a)	8,612	260,944
NVR Inc.(a)(b)	4,054	1,849,637
		2,932,998

HOME FURNISHINGS – 0.03%
Harman International Industries Inc.(a)	2,920	48,852
Whirlpool Corp.(a)	8,641	357,305
		406,157

HOUSEHOLD PRODUCTS & WARES – 0.17%
Clorox Co. (The)(a)	14,423	801,342
Kimberly-Clark Corp.	25,261	1,332,265
		2,133,607

INSURANCE – 2.61%
Aflac Inc.	6,401	293,422
Allstate Corp. (The)(a)	84,364	2,763,765
American International Group Inc.	305,501	479,637
Aon Corp.	43,340	1,979,771
Assurant Inc.	2,872	86,160
Axis Capital Holdings Ltd.	87,459	2,546,806
Chubb Corp.	56,257	2,869,107
Genworth Financial Inc. Class A	66,281	187,575
Hartford Financial Services Group Inc. (The)	30,112	494,439
Loews Corp.	7,679	216,932
Marsh & McLennan Companies Inc.(a)	102,646	2,491,218
MBIA Inc.(b)	30,180	122,833
MetLife Inc.(a)	77,944	2,717,128
Principal Financial Group Inc.(a)	40,208	907,495
Progressive Corp. (The)(a)	106,140	1,571,933
Protective Life Corp.(a)	8,210	117,813
Prudential Financial Inc.	66,093	1,999,974
Reinsurance Group of America Inc.	5,088	217,868
Torchmark Corp.	7,805	348,883
Travelers Companies Inc. (The)	167,186	7,556,807
Unum Group	26,177	486,892
W.R. Berkley Corp.(a)	68,071	2,110,201
XL Capital Ltd. Class A	36,887	136,482
		32,703,141

INTERNET – 2.15%
Akamai Technologies Inc.(a)(b)	1,816	27,403
eBay Inc.(a)(b)	422,774	5,901,925
Google Inc. Class A(b)	54,393	16,734,006

55

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

INTERNET (Continued)
Priceline.com Inc.(a)(b)	3,713	$273,462
Symantec Corp.(a)(b)	289,955	3,920,192
		26,856,988

INVESTMENT COMPANIES – 0.01%
American Capital Ltd.	31,540	102,190
		102,190

IRON & STEEL – 0.14%
Nucor Corp.(a)	21,888	1,011,226
Reliance Steel & Aluminum Co.	39,162	780,890
		1,792,116

LEISURE TIME – 0.01%
Life Time Fitness Inc.(a)(b)	7,109	92,062
		92,062

LODGING – 0.32%
Choice Hotels International Inc.(a)	88,282	2,653,757
Wyndham Worldwide Corp.	137,322	899,459
Wynn Resorts Ltd.(b)	10,025	423,656
		3,976,872

MACHINERY – 0.23%
AGCO Corp.(a)(b)	3,189	75,229
Cummins Inc.(a)	35,451	947,605
Gardner Denver Inc.(a)(b)	12,375	288,833
Manitowoc Co. Inc. (The)(a)	88,608	767,345
Terex Corp.(a)(b)	42,382	734,056
		2,813,068

MANUFACTURING – 3.86%
Danaher Corp.(a)	15,742	891,155
Dover Corp.(a)	164,383	5,411,488
General Electric Co.	1,479,466	23,967,349
Honeywell International Inc.	159,804	5,246,365
Illinois Tool Works Inc.	10,435	365,747
ITT Industries Inc.	5,648	259,752
Parker Hannifin Corp.(a)	28,461	1,210,731
3M Co.	137,723	7,924,581
Tyco International Ltd.(a)	136,792	2,954,707
		48,231,875

MEDIA – 2.27%
CBS Corp. Class B(a)	185,929	1,522,759
Comcast Corp. Class A(a)	186,990	3,156,391
DIRECTV Group Inc. (The)(a)(b)	169,664	3,887,002
Dish Network Corp. Class A(a)(b)	69,194	767,361
Gannett Co. Inc.(a)	122,145	977,160
McGraw-Hill Companies Inc. (The)	49,127	1,139,255
News Corp. Class A	7,590	68,993
Time Warner Inc.(a)	1,110,187	11,168,481

Security	Shares	Value

MEDIA (Continued)
Viacom Inc. Class B(a)(b)	145,643	$2,775,956
Walt Disney Co. (The)(a)	131,159	2,975,998
		28,439,356

METAL FABRICATE & HARDWARE – 0.09%
Precision Castparts Corp.	1,967	116,997
Timken Co. (The)(a)	49,028	962,420
		1,079,417

MINING – 0.68%
Century Aluminum Co.(a)(b)	9,126	91,260
Freeport-McMoRan Copper & Gold Inc.(a)	108,068	2,641,182
Newmont Mining Corp.	97,764	3,978,995
Vulcan Materials Co.	24,906	1,732,959
		8,444,396

OIL & GAS – 11.09%
Apache Corp.	75,861	5,653,920
Cabot Oil & Gas Corp.(a)	12,915	335,790
Chesapeake Energy Corp.(a)	107,330	1,735,526
Chevron Corp.	200,560	14,835,423
ConocoPhillips(a)	318,284	16,487,111
Devon Energy Corp.	49,437	3,248,505
ENSCO International Inc.	129,621	3,679,940
Exxon Mobil Corp.(a)	826,898	66,011,267
Marathon Oil Corp.	9,220	252,259
Noble Corp.(a)	124,367	2,747,267
Noble Energy Inc.(a)	144,105	7,092,848
Occidental Petroleum Corp.(a)	163,112	9,785,089
Petrohawk Energy Corp.(a)(b)	8,070	126,134
Southwestern Energy Co.(b)	4,260	123,412
St. Mary Land & Exploration Co.(a)	905	18,381
Ultra Petroleum Corp.(a)(b)	6,437	222,141
Valero Energy Corp.(a)	45,959	994,553
XTO Energy Inc.(a)	151,541	5,344,851
		138,694,417

OIL & GAS SERVICES – 1.01%
Baker Hughes Inc.	127,671	4,094,409
Dresser-Rand Group Inc.(a)(b)	18,787	324,076
Halliburton Co.(a)	176,136	3,202,152
National Oilwell Varco Inc.(b)	5,849	142,950
Oil States International Inc.(a)(b)	6,068	113,411
Schlumberger Ltd.	59,839	2,532,985
Smith International Inc.(a)	32,669	747,793
Superior Energy Services Inc.(a)(b)	95,563	1,522,319
		12,680,095

PACKAGING & CONTAINERS – 0.30%
Crown Holdings Inc.(a)(b)	19,614	376,589
Owens-Illinois Inc.(b)	48,868	1,335,562
Packaging Corp. of America(a)	5,173	69,629
Sonoco Products Co.	84,840	1,964,894
		3,746,674

56

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

PHARMACEUTICALS – 7.30%
Abbott Laboratories	105,137	$5,611,162
Bristol-Myers Squibb Co.(a)	595,692	13,849,839
Eli Lilly and Co.	382,901	15,419,423
Express Scripts Inc.(a)(b)	72,024	3,959,880
Forest Laboratories Inc.(b)	228,777	5,826,950
Gilead Sciences Inc.(a)(b)	15,792	807,603
King Pharmaceuticals Inc.(a)(b)	131,101	1,392,293
Medco Health Solutions Inc.(b)	128,557	5,387,824
Merck & Co. Inc.(a)	249,521	7,585,438
Mylan Inc.(a)(b)	94,051	930,164
Pfizer Inc.	1,489,293	26,375,379
Schering-Plough Corp.(a)	101,615	1,730,503
Sepracor Inc.(b)	2,800	30,744
Wyeth	63,408	2,378,434
		91,285,636

PIPELINES – 0.69%
Questar Corp.(a)	60,034	1,962,511
Williams Companies Inc. (The)(a)	464,200	6,721,616
		8,684,127

REAL ESTATE – 0.02%
Jones Lang LaSalle Inc.(a)	9,147	253,372
		253,372

REAL ESTATE INVESTMENT TRUSTS – 1.15%
Apartment Investment and Management Co. Class A	15,279	176,472
AvalonBay Communities Inc.(a)	12,153	736,229
Boston Properties Inc.(a)	1,746	96,030
CBL & Associates Properties Inc.(a)	3,171	20,612
Developers Diversified Realty Corp.(a)	18,629	90,910
Equity Residential	1,139	33,965
HCP Inc.	30,486	846,596
Hospitality Properties Trust	11,031	164,031
Host Hotels & Resorts Inc.(a)	443,100	3,354,267
ProLogis(a)	73,933	1,026,929
Public Storage(a)	66,962	5,323,479
Simon Property Group Inc.(a)	35,473	1,884,680
SL Green Realty Corp.(a)	7,730	200,207
Vornado Realty Trust	7,345	443,271
		14,397,678

RETAIL – 5.50%
Abercrombie & Fitch Co. Class A	4,475	103,238
AutoZone Inc.(a)(b)	1,272	177,406
Big Lots Inc.(a)(b)	117,338	1,700,228
BJ’s Wholesale Club Inc.(a)(b)	64,006	2,192,846
Collective Brands Inc.(b)	3,870	45,356
CVS Caremark Corp.	142,684	4,100,738
Dollar Tree Inc.(a)(b)	96,763	4,044,693
Family Dollar Stores Inc.(a)	19,253	501,926

Security	Shares	Value

RETAIL (Continued)
Gap Inc. (The)(a)	293,036	$3,923,752
Home Depot Inc.(a)	273,983	6,307,089
HSN Inc.(b)	14,902	108,338
Kohl’s Corp.(a)(b)	3,889	140,782
Lowe’s Companies Inc.(a)	30,869	664,301
Macy’s Inc.(a)	32,802	339,501
McDonald’s Corp.(a)	265,933	16,538,373
Office Depot Inc.(a)(b)	143,432	427,427
OfficeMax Inc.(a)	16,434	125,556
Penske Automotive Group Inc.(a)	47,011	361,044
RadioShack Corp.(a)	115,629	1,380,610
Starbucks Corp.(b)	6,297	59,570
Target Corp.(a)	15,000	517,950
TJX Companies Inc. (The)(a)	143,446	2,950,684
Walgreen Co.	3,495	86,222
Wal-Mart Stores Inc.	391,504	21,947,714
		68,745,344

SAVINGS & LOANS – 0.32%
Hudson City Bancorp Inc.(a)	35,357	564,298
New York Community Bancorp Inc.(a)	155,741	1,862,662
People’s United Financial Inc.(a)	54,580	973,161
Sovereign Bancorp Inc.(b)	217,386	647,810
		4,047,931

SEMICONDUCTORS – 1.91%
Atmel Corp.(a)(b)	16,741	52,399
Broadcom Corp. Class A(b)	9,132	154,970
Integrated Device Technology Inc.(b)	111,466	625,324
Intel Corp.(a)	1,292,160	18,943,066
LSI Corp.(a)(b)	493,203	1,622,638
Marvell Technology Group Ltd.(a)(b)	75,640	504,519
MEMC Electronic Materials Inc.(a)(b)	52,917	755,655
NVIDIA Corp.(a)(b)	93,147	751,696
QLogic Corp.(a)(b)	37,281	501,057
Teradyne Inc.(b)	4,314	18,205
		23,929,529

SOFTWARE – 4.61%
Adobe Systems Inc.(b)	307,826	6,553,616
Autodesk Inc.(a)(b)	172,144	3,382,630
Broadridge Financial Solutions Inc.	27,056	339,282
CA Inc.(a)	29,716	550,637
Dun & Bradstreet Corp. (The)(a)	27,825	2,148,090
IMS Health Inc.(a)	222,075	3,366,657
MasterCard Inc. Class A(a)	26,413	3,775,210
Metavante Technologies Inc.(b)	34,472	555,344
Microsoft Corp.	1,393,650	27,092,556
Oracle Corp.(b)	499,773	8,860,975
Paychex Inc.(a)	40,070	1,053,040
		57,678,037

57

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares	Value

TELECOMMUNICATIONS – 5.47%
ADTRAN Inc.(a)	21,977	$327,018
AT&T Inc.(a)	862,992	24,595,272
Ciena Corp.(a)(b)	22,127	148,251
Cisco Systems Inc.(b)	930,112	15,160,826
Embarq Corp.(a)	79,282	2,850,981
Harris Corp.	30,062	1,143,859
Millicom International Cellular SA(a)	7,609	341,720
Motorola Inc.	401,797	1,779,961
QUALCOMM Inc.(a)	191,211	6,851,090
Sprint Nextel Corp.(a)(b)	1,150,843	2,106,043
Telephone and Data Systems Inc. Special	8,945	251,355
Tellabs Inc.(b)	38,887	160,214
United States Cellular Corp.(a)(b)	3,312	143,211
Verizon Communications Inc.(a)	369,698	12,532,762
		68,392,563

TOYS, GAMES & HOBBIES – 0.34%
Hasbro Inc.(a)	147,011	4,288,311
		4,288,311

TRANSPORTATION – 2.35%
Burlington Northern Santa Fe Corp.(a)	69,348	5,250,337
CSX Corp.	79,218	2,572,208
FedEx Corp.	56,452	3,621,396
Kirby Corp.(a)(b)	84,424	2,309,841
Landstar System Inc.(a)	19,437	746,964
Norfolk Southern Corp.(a)	110,668	5,206,929
Union Pacific Corp.(a)	123,860	5,920,508
United Parcel Service Inc. Class B(a)	64,816	3,575,251
UTi Worldwide Inc.	8,964	128,544
YRC Worldwide Inc.(b)	27,833	79,881
		29,411,859

TOTAL COMMON STOCKS
(Cost: $1,630,675,991)		1,233,691,514

SHORT-TERM INVESTMENTS – 18.86%

MONEY MARKET FUNDS – 18.57%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 1.63%(c)(d)(e)	211,757,635	211,757,635
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 1.42%(c)(d)(e)	20,621,569	20,621,569
		232,379,204

Security	Principal	Value

U.S. TREASURY OBLIGATIONS – 0.29%
U.S. Treasury Bill
0.48%, 06/25/09(f)(g)	$3,650,000	$3,641,532
		3,641,532

TOTAL SHORT-TERM INVESTMENTS
(Cost: $236,025,655)		236,020,736

TOTAL INVESTMENTS IN SECURITIES – 117.48%
(Cost: $1,866,701,646)		1,469,712,250

Other Assets, Less Liabilities – (17.48)%		(218,725,436)

NET ASSETS – 100.00%		$1,250,986,814

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of December 31, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (March 2009)	669	$30,108,345	$379,313

		$30,108,345	$379,313

The accompanying notes are an integral part of these financial statements.

58

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES – 34.03%

AEROSPACE & DEFENSE – 0.57%
General Dynamics Corp.
5.25%, 02/01/14	$1,300,000	$1,332,267
TransDigm Inc.
7.75%, 07/15/14	250,000	205,000
United Technologies Corp.
6.13%, 02/01/19	4,500,000	4,814,523
		6,351,790

AGRICULTURE – 1.08%
Altria Group Inc.
9.70%, 11/10/18	2,750,000	2,972,282
Philip Morris International Inc.
4.88%, 05/16/13(a)	2,200,000	2,206,296
5.65%, 05/16/18	2,800,000	2,775,732
Reynolds American Inc.
2.70%, 06/15/11	5,060,000	4,096,763
		12,051,073

AUTO MANUFACTURERS – 0.51%
DaimlerChrysler North America Holding Corp.
2.35%, 03/13/09	5,000,000	4,997,485
8.50%, 01/18/31	1,000,000	731,222
		5,728,707

AUTO PARTS & EQUIPMENT – 0.09%
Goodyear Tire & Rubber Co. (The)
7.86%, 08/15/11	1,250,000	1,037,500
		1,037,500

BANKS – 3.95%
American Express Bank FSB
5.55%, 10/17/12	5,700,000	5,414,686
American Express Centurion Bank
5.20%, 11/26/10	1,200,000	1,164,888
Bank of America Corp.
5.49%, 03/15/19	3,500,000	3,014,336
5.65%, 05/01/18(a)	4,000,000	4,023,736
5.75%, 12/01/17	1,500,000	1,497,661
6.00%, 09/01/17	1,125,000	1,142,575
HSBC Bank USA
5.88%, 11/01/34	1,700,000	1,655,076
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	3,014,190
6.50%, 09/15/37(a)	2,400,000	2,437,404
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	2,400,000	2,420,830
Wachovia Bank N.A.
6.00%, 11/15/17	8,500,000	8,205,271
Wachovia Corp.
5.30%, 10/15/11	2,750,000	2,652,169

Security	Principal	Value

BANKS (Continued)
Wells Fargo & Co.
5.25%, 10/23/12	$7,300,000	$7,435,305
		44,078,127

BIOTECHNOLOGY – 0.14%
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,509,096
		1,509,096

BUILDING MATERIALS – 0.05%
CRH America Inc.
6.00%, 09/30/16	800,000	498,235
		498,235

CHEMICALS – 0.25%
Lubrizol Corp.
4.63%, 10/01/09	2,592,000	2,545,963
Mosaic Co. (The)
7.63%, 12/01/16(b)(c)	250,000	200,000
		2,745,963

COMMERCIAL SERVICES – 0.02%
Service Corp. International
6.75%, 04/01/15	250,000	197,500
		197,500

COMPUTERS – 0.22%
International Business Machines Corp.
7.63%, 10/15/18	2,050,000	2,458,350
		2,458,350

COSMETICS & PERSONAL CARE – 0.10%
Procter & Gamble Co. (The)
5.50%, 02/01/34	1,100,000	1,149,052
		1,149,052

DIVERSIFIED FINANCIAL SERVICES – 6.95%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	5,250,000	5,168,089
Ameriprise Financial Inc.
7.52%, 06/01/16	500,000	270,757
Associates Corp. of North America
6.95%, 11/01/18	1,500,000	1,482,331
Bear Stearns Companies Inc. (The)
6.40%, 10/02/17	4,500,000	4,676,301
BP Capital Markets PLC
5.25%, 11/07/13	2,000,000	2,087,872
Capital One Financial Corp.
2.47%, 09/10/09	2,940,000	2,800,450
CIT Group Funding Co. of Canada
5.60%, 11/02/11	950,000	774,602

59

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

DIVERSIFIED FINANCIAL SERVICES (Continued)
CIT Group Inc.
5.80%, 07/28/11	$800,000	$670,366
6.10%, 03/15/17	750,000	231,595
Citigroup Inc.
4.13%, 02/22/10(a)	2,000,000	1,970,850
5.30%, 10/17/12	1,000,000	963,726
5.50%, 04/11/13	1,750,000	1,703,947
5.50%, 02/15/17	3,750,000	3,411,746
5.85%, 07/02/13	2,800,000	2,702,168
6.13%, 11/21/17(a)	1,600,000	1,616,864
6.13%, 08/25/36	1,700,000	1,522,851
6.50%, 08/19/13	1,400,000	1,412,720
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	500,000	510,070
Countrywide Home Loans Inc.
4.00%, 03/22/11	800,000	761,596
Credit Agricole SA Series E
2.20%, 03/13/16	2,700,000	2,539,566
Credit Suisse First Boston USA Inc.
4.88%, 01/15/15	900,000	812,819
5.13%, 01/15/14	1,400,000	1,318,656
General Electric Capital Corp.
6.75%, 03/15/32	2,000,000	2,126,452
Genworth Global Funding Trusts
5.75%, 05/15/13	1,000,000	679,498
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	1,800,000	1,717,034
5.95%, 01/18/18	3,100,000	2,939,333
6.15%, 04/01/18	1,500,000	1,441,441
6.75%, 10/01/37	1,150,000	933,648
International Lease Finance Corp.
6.63%, 11/15/13(a)	4,200,000	2,829,910
JPMorgan Chase & Co.
4.75%, 05/01/13(a)	3,100,000	3,058,984
5.60%, 06/01/11(a)	1,300,000	1,306,136
6.40%, 05/15/38(a)	1,300,000	1,537,848
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	2,500,000	2,471,307
6.88%, 04/25/18	6,350,000	6,642,265
Morgan Stanley
5.25%, 11/02/12	700,000	636,632
5.95%, 12/28/17	850,000	705,484
6.00%, 04/28/15	3,400,000	2,933,282
6.25%, 08/28/17(a)	1,500,000	1,277,830
Williams Companies Inc. (The) Credit Linked Certificate Trust
6.75%, 04/15/09(b)	5,000,000	4,956,250
		77,603,276

ELECTRIC – 3.39%
CMS Energy Corp.
7.75%, 08/01/10	500,000	492,315
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	896,433
5.88%, 02/01/33	3,500,000	2,925,457

Security	Principal	Value

ELECTRIC (Continued)
Dominion Resources Inc.
6.40%, 06/15/18	$5,250,000	$5,140,816
DPL Inc.
8.00%, 03/31/09	3,750,000	3,764,899
Duke Energy Corp.
6.25%, 06/15/18	2,500,000	2,413,627
Edison Mission Energy
7.63%, 05/15/27	750,000	581,250
Florida Power Corp.
5.65%, 06/15/18	1,000,000	1,036,980
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	8,250,000	8,047,495
Mirant Americas Generation LLC
8.30%, 05/01/11	500,000	485,000
9.13%, 05/01/31	250,000	185,000
Northern States Power
5.25%, 07/15/35	2,500,000	2,303,195
Oncor Electric Delivery Co.
5.95%, 09/01/13(b)	2,750,000	2,564,730
Pacific Gas and Electric Co.
5.63%, 11/30/17	1,500,000	1,536,286
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,269,341
Southern California Edison Co.
5.50%, 08/15/18	1,250,000	1,306,860
Virginia Electric and Power Co.
6.35%, 11/30/37	1,250,000	1,268,711
8.88%, 11/15/38	500,000	632,781
		37,851,176

ENVIRONMENTAL CONTROL – 0.04%
Allied Waste North America Inc.
7.25%, 03/15/15	500,000	465,000
		465,000

FOOD – 1.16%
Dean Foods Co.
7.00%, 06/01/16(a)	250,000	212,500
Kellogg Co.
5.13%, 12/03/12	2,300,000	2,299,223
Kraft Foods Inc.
6.00%, 02/11/13	500,000	508,114
6.13%, 02/01/18	2,500,000	2,449,743
6.13%, 08/23/18(a)	2,000,000	1,971,748
6.75%, 02/19/14	800,000	830,213
Kroger Co. (The)
6.40%, 08/15/17	500,000	504,232
7.50%, 01/15/14	1,750,000	1,839,598
8.05%, 02/01/10	930,000	945,241
Safeway Inc.
6.25%, 03/15/14	1,100,000	1,105,704
SUPERVALU Inc.
7.88%, 08/01/09(a)	250,000	243,750
		12,910,066

60

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

HEALTH CARE - PRODUCTS – 0.28%
Baxter International Inc.
5.38%, 06/01/18	$3,000,000	$3,136,092
		3,136,092

HEALTH CARE - SERVICES – 0.86%
Aetna Inc.
6.50%, 09/15/18	1,000,000	952,798
6.75%, 12/15/37	500,000	421,209
Community Health Systems Inc.
8.88%, 07/15/15(a)(b)	1,000,000	920,000
Res-Care Inc.
7.75%, 10/15/13(c)	250,000	203,750
UnitedHealth Group Inc.
1.71%, 06/21/10	5,320,000	4,792,735
5.50%, 11/15/12	2,500,000	2,278,200
		9,568,692

HOUSEHOLD PRODUCTS & WARES – 0.08%
Kimberly-Clark Corp.
7.50%, 11/01/18	750,000	883,169
		883,169

INSURANCE – 1.12%
American International Group Inc.
8.18%, 05/15/38(b)	900,000	350,123
Chubb Corp.
5.75%, 05/15/18	500,000	480,084
6.00%, 05/11/37	800,000	764,331
6.50%, 05/15/38(a)	800,000	763,724
Genworth Financial Inc.
6.15%, 11/15/16	2,500,000	236,935
Lincoln National Corp.
6.05%, 04/20/17	1,100,000	440,000
Markel Corp.
7.35%, 08/15/34	1,000,000	677,960
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,240,085
6.40%, 12/15/36	1,000,000	600,000
Prudential Financial Inc.
5.15%, 01/15/13	1,750,000	1,421,441
Travelers Companies Inc. (The)
5.80%, 05/15/18	1,250,000	1,204,175
6.25%, 03/15/37	500,000	327,519
6.25%, 06/15/37	1,000,000	961,471
		12,467,848

IRON & STEEL – 0.66%
Ispat Inland ULC
9.75%, 04/01/14	8,538,000	7,307,862
		7,307,862

Security	Principal	Value

MACHINERY – 0.17%
Case New Holland Inc.
6.00%, 06/01/09(a)(c)	$2,000,000	$1,940,000
		1,940,000

MEDIA – 1.25%
Comcast Corp.
5.70%, 05/15/18(a)	7,050,000	6,611,546
CSC Holdings Inc.
7.63%, 04/01/11	500,000	471,250
EchoStar DBS Corp.
6.38%, 10/01/11	500,000	465,000
Time Warner Cable Inc.
6.75%, 07/01/18	3,900,000	3,754,940
Time Warner Entertainment Co.
8.38%, 07/15/33	1,300,000	1,311,868
Walt Disney Co. (The)
4.50%, 12/15/13	1,300,000	1,308,576
		13,923,180

MINING – 0.08%
Vale Overseas Ltd.
6.88%, 11/21/36	1,000,000	907,700
		907,700

OFFICE & BUSINESS EQUIPMENT – 0.83%
Xerox Corp.
2.60%, 12/18/09	2,750,000	2,542,251
6.35%, 05/15/18	1,950,000	1,525,083
6.88%, 08/15/11(a)	250,000	216,102
7.13%, 06/15/10	3,000,000	2,815,863
9.75%, 01/15/09	2,200,000	2,197,789
		9,297,088

OIL & GAS – 1.48%
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,460,694
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	400,000
Enterprise Products Operating LP
7.50%, 02/01/11	3,600,000	3,535,862
Enterprise Products Operating LP Series B
4.63%, 10/15/09	2,000,000	1,937,082
5.75%, 03/01/35	1,500,000	992,928
Forest Oil Corp.
7.25%, 06/15/19	250,000	182,500
8.00%, 12/15/11(a)	500,000	456,250
Marathon Oil Corp.
6.60%, 10/01/37	1,000,000	756,020
Parker Drilling Co.
9.63%, 10/01/13	500,000	387,500
Range Resources Corp.
7.50%, 05/15/16	250,000	216,875

61

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

OIL & GAS (Continued)
Shell International Finance BV
6.38%, 12/15/38	$3,000,000	$3,374,967
XTO Energy Inc.
5.50%, 06/15/18	2,000,000	1,810,554
		16,511,232

PACKAGING & CONTAINERS – 0.04%
Crown Americas Inc.
7.63%, 11/15/13	500,000	495,000
		495,000

PHARMACEUTICALS – 0.12%
Bristol-Myers Squibb Co.
5.45%, 05/01/18(a)	1,300,000	1,345,997
		1,345,997

PIPELINES – 1.26%
Colorado Interstate Gas Co.
6.80%, 11/15/15	176,000	151,623
Copano Energy LLC
8.13%, 03/01/16	250,000	181,250
El Paso Corp.
7.80%, 08/01/31	250,000	162,876
Energy Transfer Partners LP
9.70%, 03/15/19	1,900,000	1,957,781
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	3,500,000	3,205,297
6.30%, 02/01/09	3,890,000	3,886,250
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	185,922
Plains All American Pipeline LP
6.70%, 05/15/36	1,000,000	661,824
TransCanada Pipelines Ltd.
6.50%, 08/15/18	3,750,000	3,678,979
		14,071,802

REAL ESTATE – 0.07%
Westfield Capital Corp. Ltd.
4.38%, 11/15/10(b)	1,000,000	809,412
		809,412

REAL ESTATE INVESTMENT TRUSTS – 0.54%
Omega Healthcare Investors Inc.
7.00%, 01/15/16(c)	250,000	187,500
Simon Property Group LP
5.00%, 03/01/12	2,000,000	1,580,188
5.30%, 05/30/13	2,500,000	1,868,983
5.75%, 05/01/12	3,000,000	2,398,173
		6,034,844

Security	Principal	Value

RETAIL – 1.00%
CVS Caremark Corp.
2.50%, 06/01/10	$4,000,000	$3,680,444
Home Depot Inc.
2.05%, 12/16/09	1,000,000	944,731
Inergy LP
6.88%, 12/15/14	750,000	585,000
8.25%, 03/01/16	250,000	195,000
J.C. Penney Co. Inc.
7.65%, 08/15/16	250,000	196,017
7.95%, 04/01/17	250,000	190,651
McDonald’s Corp.
5.80%, 10/15/17	1,000,000	1,069,368
Wal-Mart Stores Inc.
6.50%, 08/15/37(a)	1,100,000	1,306,045
Yum! Brands Inc.
6.25%, 03/15/18	2,500,000	2,157,213
6.88%, 11/15/37	1,100,000	871,705
		11,196,174

SOFTWARE – 0.53%
Oracle Corp.
5.25%, 01/15/16	1,500,000	1,527,167
5.75%, 04/15/18	4,150,000	4,340,767
		5,867,934

TELECOMMUNICATIONS – 4.64%
AT&T Inc.
4.95%, 01/15/13(a)	1,500,000	1,508,289
5.50%, 02/01/18	1,250,000	1,263,281
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,250,086
BellSouth Corp.
6.55%, 06/15/34	4,000,000	4,055,996
Citizens Communications Co.
6.25%, 01/15/13	500,000	425,000
Deutsche Telekom International Finance AG
8.50%, 06/15/10	3,250,000	3,347,741
8.75%, 06/15/30	3,500,000	4,315,997
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,478,750
France Telecom SA
7.75%, 03/01/11	3,300,000	3,472,603
8.50%, 03/01/31	2,000,000	2,510,984
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,513,805
Rogers Wireless Inc.
6.38%, 03/01/14	2,000,000	1,901,194
7.50%, 03/15/15(a)	750,000	742,596
Telecom Italia Capital SA
4.00%, 01/15/10	1,680,000	1,545,600
5.25%, 10/01/15	2,500,000	1,903,125
7.00%, 06/04/18	3,300,000	2,677,125

62

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

TELECOMMUNICATIONS (Continued)
Telefonica Emisiones SAU
1.83%, 06/19/09	$2,630,000	$2,546,129
5.86%, 02/04/13	3,600,000	3,499,376
6.22%, 07/03/17	2,100,000	2,068,914
Verizon Communications Inc.
5.25%, 04/15/13(a)	4,500,000	4,517,213
8.75%, 11/01/18	2,000,000	2,346,444
8.95%, 03/01/39	500,000	645,845
Vodafone Group PLC
5.63%, 02/27/17	950,000	895,137
7.88%, 02/15/30	1,250,000	1,342,556
		51,773,786

TRANSPORTATION – 0.50%
CNF Inc.
6.70%, 05/01/34	2,500,000	1,686,368
CSX Corp.
5.75%, 03/15/13(a)	2,600,000	2,443,015
6.15%, 05/01/37	1,750,000	1,400,369
		5,529,752

TOTAL CORPORATE BONDS & NOTES
(Cost: $399,914,761)		379,702,475

ASSET-BACKED SECURITIES – 6.48%
AmeriCredit Automobile
Receivables Trust Series 2007-AX
Class A3
5.19%, 11/06/11	3,899,054	3,815,800
AmeriCredit Prime Automobile
Receivables Series 2007-2-M
Class A2B
2.26%, 11/08/10	1,128,723	1,108,304
Asset Backed Funding Corp. Certificates
Series 2005-OPT1 Class A1SS
0.72%, 07/25/35(b)	3,126,425	2,812,426
Asset Backed Funding Corp. Certificates
Series 2006-OPT2 Class A3B
0.58%, 10/25/36(c)	3,100,000	2,668,170
Bear Stearns Asset Backed
Securities Trust Series 2005-HE7
Class 1A3
0.88%, 07/25/35	3,145,819	3,070,330
Capital One Auto Finance Trust
Series 2006-B Class A3A
5.45%, 02/15/11	1,885,579	1,853,528
Capital One Auto Finance Trust
Series 2007-C Class A2B
1.62%, 05/17/10	447,884	445,972
Carrington Mortgage Loan Trust
Series 2007-FRE1 Class A1
0.59%, 02/25/37	3,962,024	3,107,710

Security	Principal	Value
Countrywide Asset Backed
Certificates Series 2004-10
Class AF4
4.51%, 07/25/32	$2,055,148	$2,034,627
Countrywide Asset Backed
Certificates Series 2006-25
Class 2A1
0.54%, 06/25/37	6,205,498	5,763,350
Fremont Home Loan Trust
Series 2006-3 Class IIA1
0.54%, 02/25/37	2,354,080	2,290,221
GSAMP Trust Series 2007-HE2
Class A2A
0.59%, 03/25/37	4,627,812	3,450,820
Lehman XS Trust Series 2005-4
Class 1A2
0.74%, 10/25/35	4,249,315	4,035,298
Long Beach Mortgage Loan Trust
Series 2005-WL2 Class 3A1
0.65%, 08/25/35	613,138	579,289
Morgan Stanley Home Equity Loan
Trust Series 2006-1 Class A2B
0.67%, 12/25/35	4,860,891	4,328,215
Residential Asset Securities Corp.
Series 2005-KS12 Class A2
0.72%, 01/25/36	6,270,781	5,284,989
Saxon Asset Securities Trust
Series 2005-4 Class A1A
0.70%, 11/25/37	4,865,483	4,097,993
Securitized Asset Backed
Receivables LLC Trust
Series 2005-FR5 Class A1A
0.76%, 08/25/35	4,811,127	4,399,084
Securitized Asset Backed
Receivables LLC Trust
Series 2006-FR3 Class A2
0.61%, 05/25/36	5,305,066	4,615,825
Soundview Home Equity Loan
Trust Series 2006-EQ1 Class A2
0.58%, 10/25/36	4,500,000	4,077,234
Soundview Home Equity Loan Trust
Series 2006-EQ2 Class A1
0.55%, 01/25/37	3,812,297	3,611,943
Structured Asset Investment Loan
Trust Series 2005-11 Class A6
0.69%, 01/25/36	5,570,273	4,270,742
Structured Asset Investment Loan
Trust Series 2006-3 Class A3
0.50%, 06/25/36	599,888	594,087

TOTAL ASSET-BACKED SECURITIES
(Cost: $76,854,721)		72,315,957

63

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 9.56%

MORTGAGE-BACKED SECURITIES – 9.56%
Banc of America Alternative Loan
Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	$2,465,631	$2,357,760
Banc of America Commercial
Mortgage Inc. Series 2006-2
Class A4
5.74%, 05/10/45	3,245,000	2,650,307
Bear Stearns Commercial Mortgage
Securities Series 2007-PWR16
Class A4
5.71%, 06/11/40	3,000,000	2,335,893
Citigroup/Deutsche Bank Commercial
Mortgage Trust Series 2006-CD2
Class A1
5.30%, 01/15/46	5,693,613	5,476,578
Countrywide Alternative Loan Trust
Series 2005-38 Class A3
0.82%, 09/25/35(c)	6,007,051	2,583,032
Credit Suisse First Boston Mortgage
Securities Corp. Series 2004-5
Class 5A1
5.00%, 08/25/19	2,352,650	2,061,509
Eurosail PLC Series 2006-2A
Class A1B
2.05%, 12/15/30(b)	184,770	180,916
GE Capital Commercial Mortgage
Corp. Series 2001-3 Class A1
5.56%, 06/10/38	4,521,466	4,408,706
Greenpoint Mortgage Funding Trust
Series 2007-AR1 Class 2A1A
0.67%, 03/25/47(c)	12,252,359	4,900,944
Greenpoint Mortgage Funding Trust
Series 2007-AR2 Class 1A4A
0.64%, 04/25/47(c)	10,088,069	4,035,228
Holmes Financing PLC Series 2004-8
Class 4A2
4.89%, 07/15/40	2,400,000	2,399,686
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2004-CBX Class A3
4.18%, 01/12/37	1,701,000	1,647,894
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	7,067,695
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2006-LDP8 Class A4
5.40%, 05/15/45	2,535,000	1,933,289
JPMorgan Chase Commercial
Mortgage Securities Corp.
Series 2007-LDPX Class A1S
4.93%, 01/15/49	9,932,233	7,919,934

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
Lanark Master Issuer PLC
Series 2007-1A Class 1A1
2.20%, 07/22/32(b)	$1,317,933	$1,306,234
LB-UBS Commercial Mortgage Trust
Series 2002-C4 Class A2
4.02%, 09/15/26	3,164,977	3,116,873
LB-UBS Commercial Mortgage Trust
Series 2006-C1 Class A4
5.16%, 02/15/31	2,800,000	2,222,931
Merrill Lynch Mortgage Trust
Series 2006-C1 Class A1
5.53%, 05/12/39	5,588,863	5,401,407
Merrill Lynch Mortgage Trust
Series 2006-C2 Class A1
5.60%, 08/12/43	3,021,295	2,899,193
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2006-3 Class A1
4.71%, 07/12/46	2,151,538	2,035,370
Permanent Financing PLC Series 4
Class 3A
2.33%, 03/10/24	4,500,000	4,462,740
Permanent Financing PLC Series 5
Class 3A
2.35%, 06/10/34	5,000,000	4,927,500
Permanent Financing PLC Series 9A
Class A2
2.23%, 03/10/15(b)	6,200,000	6,147,579
Structured Asset Mortgage
Investments Inc. Series 2006-AR6
Class 2A1
0.66%, 07/25/46	10,268,394	4,473,119
Wachovia Bank Commercial
Mortgage Trust Series 2006-C23
Class A5
5.42%, 01/15/45	5,700,000	4,425,105
Washington Mutual Alternative
Mortgage Series 2007-OA4
Class A1A
3.02%, 04/25/47(c)	12,932,664	5,173,065
Washington Mutual Mortgage Pass
Through Certificates
Series 2007-OA6 Class 1A
3.07%, 07/25/47(c)	12,703,927	5,082,563
Wells Fargo Mortgage-Backed
Securities Trust Series 2005-16
Class A2
5.00%, 01/25/36	3,716,892	3,051,338
		106,684,388

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $125,046,054)		106,684,388

64

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(d) – 0.15%
United Mexican States
5.95%, 03/19/19	$1,700,000	$1,710,030

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,696,335)		1,710,030

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 65.88%

MORTGAGE-BACKED SECURITIES – 60.01%
Federal Home Loan Mortgage Corp.
1.40%, 04/15/28	1,289,299	1,284,251
4.28%, 03/01/34	2,760,360	2,720,646
4.34%, 10/01/33	2,599,359	2,570,439
4.50%, 08/01/20	2,955,761	3,033,746
4.50%, 01/01/24(e)	16,000,000	16,352,500
4.62%, 04/01/38	25,788,879	26,049,274
4.77%, 11/01/33	7,895,218	7,853,911
4.87%, 09/01/33	1,384,277	1,360,185
5.00%, 10/01/20	5,349,096	5,505,271
5.00%, 12/15/34	1,496,576	88,940
5.50%, 01/01/24(e)	10,000,000	10,293,750
5.50%, 05/15/24	3,352,125	85,376
5.50%, 03/15/25	1,415,204	43,767
5.50%, 02/15/27	26,382,521	26,998,815
5.50%, 05/15/29	3,755,080	223,705
5.50%, 10/01/32	12,393,176	12,740,831
5.50%, 05/01/34	63,448	65,067
5.50%, 10/01/34	463,808	475,640
5.50%, 01/01/39(e)	28,000,000	28,651,875
5.58%, 01/01/37	4,607,569	4,693,329
5.79%, 06/01/36	6,748,912	7,074,837
6.00%, 12/01/28	3,772,355	3,918,105
6.00%, 09/01/34	1,600,062	1,651,882
6.00%, 01/01/39(e)	32,000,000	32,960,000
6.36%, 11/01/36	9,890,499	10,146,145
6.50%, 05/01/21	1,410	1,476
6.50%, 09/01/21	1,250,387	1,299,203
6.50%, 01/01/36	11,860	12,336
6.50%, 01/01/39(e)	25,000,000	25,960,937
Federal National Mortgage Association
4.03%, 05/01/33	6,225,035	6,019,659
4.19%, 08/01/33	4,778,905	4,718,176
4.43%, 06/01/35	3,367,834	3,379,758
4.49%, 07/01/35	2,138,409	2,157,870
4.50%, 01/01/24(e)	3,850,000	3,933,617
4.50%, 08/01/35	7,724,179	7,842,675
4.54%, 06/01/35	5,989,974	6,015,133
4.60%, 02/01/36	2,588,918	2,548,224
5.00%, 01/01/18	1,007,809	1,043,532
5.00%, 09/01/18	6,668,317	6,883,846
5.00%, 12/01/18	529,162	546,265

Security	Principal	Value

MORTGAGE-BACKED SECURITIES (Continued)
5.00%, 01/01/19	$457,635	$472,426
5.00%, 06/01/19	1,042,144	1,074,865
5.00%, 08/01/19	547,996	564,681
5.00%, 09/01/19	418,134	430,865
5.00%, 11/01/19	1,066,230	1,098,692
5.00%, 01/01/20	535,112	550,736
5.00%, 05/01/20	5,113,147	5,262,432
5.00%, 06/01/20	482,740	496,835
5.00%, 11/01/33	44,724,610	45,781,737
5.00%, 12/01/33	14,151,355	14,485,842
5.00%, 03/01/34	7,130,072	7,298,601
5.00%, 07/01/35	2,370,893	2,380,470
5.00%, 09/01/35	360,888	368,967
5.09%, 10/01/33	17,022,381	17,107,567
5.10%, 04/01/37	1,714,539	1,733,015
5.11%, 01/01/36	3,897,216	3,938,469
5.25%, 05/01/35	1,765,079	1,780,443
5.26%, 01/01/35	3,256,825	3,270,842
5.45%, 01/01/37	2,370,353	2,376,868
5.50%, 09/01/19	3,547,373	3,665,957
5.50%, 10/01/19	2,461,366	2,543,646
5.50%, 07/01/33	25,977,221	26,692,702
5.50%, 01/01/34	5,878,060	6,039,957
5.50%, 07/01/34	9,891,947	10,158,214
5.50%, 02/01/35	4,193,021	4,305,888
5.50%, 03/01/35	976,488	1,002,162
5.50%, 09/01/36	11,963,507	12,293,013
5.50%, 12/01/36	5,068,164	5,201,419
5.50%, 01/01/39(e)	15,000,000	15,375,000
6.00%, 02/25/27	2,231,967	2,278,745
6.00%, 03/01/33	568,597	587,190
6.00%, 08/01/34	269,360	277,957
6.00%, 12/01/36	1,651,776	1,702,015
6.00%, 01/01/39(e)	125,200,000	128,877,750
6.03%, 09/01/36	1,676,658	1,719,058
6.50%, 01/01/39(e)	5,000,000	5,192,188
Government National Mortgage Association
5.50%, 06/15/34	1,434,277	1,481,445
6.00%, 01/01/39(e)	40,000,000	41,262,500
6.50%, 01/01/39(e)	9,000,000	9,348,750
		669,684,903

U.S. GOVERNMENT AGENCY OBLIGATIONS – 5.59%
Federal Home Loan Mortgage Corp.
4.88%, 06/13/18(a)	9,500,000	10,918,255
5.00%, 04/18/17(a)	31,000,000	35,440,812
5.13%, 11/17/17	6,000,000	6,951,930
Federal National Mortgage Association
6.25%, 02/01/11	8,500,000	9,006,966
		62,317,963

65

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Shares or Principal	Value

U.S. GOVERNMENT OBLIGATIONS – 0.28%
U.S. Treasury Bonds
6.13%, 08/15/29(f)	$700,000	$1,027,468
U.S. Treasury Notes
3.13%, 04/15/09(f)	605,000	610,034
4.00%, 02/15/14(f)	1,350,000	1,530,141
		3,167,643

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $720,352,066)		735,170,509

SHORT-TERM INVESTMENTS – 15.81%

MONEY MARKET FUNDS – 15.81%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 1.63%(g)(h)(i)	169,933,397	169,933,397
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares 1.42%(g)(h)(i)	6,443,317	6,443,317
		176,376,714

TOTAL SHORT-TERM INVESTMENTS
(Cost: $176,376,714)		176,376,714

TOTAL INVESTMENTS IN SECURITIES – 131.91%
(Cost: $1,500,240,651)		1,471,960,073

Other Assets, Less Liabilities – (31.91)%		(356,057,542)

NET ASSETS – 100.00%		$1,115,902,531

(a)	All or a portion of this security represents a security on loan. See Note 4.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Investments are denominated in U.S. dollars.
(e)	To-be-announced (TBA). See Note 1.
(f)	All or a portion of this U.S. Treasury Bond or Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(g)	Affiliated issuer. See Note 2.
(h)	The rate quoted is the annualized seven-day yield of the fund at period end.
(i)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

As of December 31, 2008, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
2-Year U.S Treasury Notes (April 2009)	(383)	$(83,517,938)	$(321,178)
5-Year U.S. Treasury Notes (April 2009)	(957)	(113,935,336)	(3,073,252)
10-Year U.S. Treasury Notes (March 2009)	351	44,138,250	632,370
30-Year U.S. Treasury Bonds (March 2009)	355	49,006,641	2,667,589

		$(104,308,383)	$(94,471)

As of December 31, 2008, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with Deutsche Bank AG dated 11/13/08 to pay 3.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 6/20/13.	$27,066,760	$2,157,996
Agreement with Deutsche Bank AG dated 9/17/08 to pay 7.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Wachovia Corp. 3.63% due 2/17/09. Expiring 9/20/13.	500,000	(136,853)
Agreement with Deutsche Bank AG dated 9/17/08 to pay 7.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Wachovia Corp. 3.63% due 2/17/09. Expiring 12/20/13.	500,000	(142,927)

66

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with Deutsche Bank AG dated 9/19/08 to receive 3.25% per year times the notional amount. The Master Portfolio makes payment only upon a default event of General Electric Capital Corp. 6.00% due 6/15/12. Expiring 12/20/13.	$4,000,000	$(71,082)
Agreement with Goldman Sachs International Ltd. dated 3/20/08 to pay 1.55% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, North America Investment Grade. Expiring 6/20/13.	4,636,000	106,611
Agreement with Goldman Sachs International Ltd. dated 9/20/08 to pay 1.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, North America Investment Grade. Expiring 12/20/13.	23,000,000	473,138
Agreement with JPMorgan Chase Bank N.A. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	316,675
Agreement with JPMorgan Chase Bank N.A. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	3,000,000	387,561
Agreement with JPMorgan Chase Bank N.A. dated 10/24/08 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of SLM Corp. 5.13% due 8/27/12. Expiring 12/20/13.	900,000	(88,772)

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (Continued)
Agreement with Merrill Lynch International dated 10/8/08 to pay 5.00% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, North America High Yield. Expiring 12/20/13.	$15,250,000	$3,114,267

	$81,352,760	$6,116,614

Interest-Rate Swaps
Agreement with Bank of America N.A. dated 9/15/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/21/27.	$4,100,000	$1,313,522
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.98%. Expiring 12/5/10.	9,000,000	576,229
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	871,220
Agreement with Deutsche Bank AG dated 3/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.16%. Expiring 1/16/09.	10,000,000	(1,270,623)
Agreement with Deutsche Bank AG dated 5/16/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.46%. Expiring 5/18/11.	5,000,000	(441,458)
Agreement with Deutsche Bank AG dated 10/3/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.94%. Expiring 1/12/09.	30,000,000	2,468,695

67

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest-Rate Swaps (Continued)
Agreement with Goldman Sachs International Ltd. dated 5/17/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.53%. Expiring 5/19/11.	$2,400,000	$(215,581)
Agreement with Goldman Sachs International Ltd. dated 5/22/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.43%. Expiring 5/24/11.	10,500,000	(925,895)
Agreement with Goldman Sachs International Ltd. dated 10/13/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 10/17/11.	1,250,000	(119,257)
Agreement with Goldman Sachs International Ltd. dated 9/25/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.11%. Expiring 9/29/13.	79,000,000	7,101,497
Agreement with Goldman Sachs International Ltd. dated 10/7/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.60%. Expiring 10/9/13.	77,500,000	5,174,708
Agreement with Goldman Sachs International Ltd. dated 10/7/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 2.82%. Expiring 10/9/10.	91,600,000	2,098,228
Agreement with Goldman Sachs International Ltd. dated 10/7/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.90%. Expiring 10/9/15.	21,700,000	(2,110,593)
Agreement with Goldman Sachs International Ltd. dated 10/29/08 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 2.69%. Expiring 10/31/10.	85,000,000	1,674,497

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest-Rate Swaps (Continued)
Agreement with JPMorgan Chase Bank N.A. dated 3/8/06 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 5.32%. Expiring 3/10/26.	$2,000,000	$685,111
Agreement with JPMorgan Chase Bank N.A. dated 8/24/06 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.27%. Expiring 8/29/11.	1,000,000	(92,014)
Agreement with JPMorgan Chase Bank N.A. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.05%. Expiring 5/16/11.	10,700,000	(840,900)
Agreement with JPMorgan Chase Bank N.A. dated 5/11/07 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 5.06%. Expiring 5/17/10.	14,000,000	(677,860)
Agreement with UBS AG dated 7/1/08 paying the notional amount multiplied by three-month LIBOR rate and receiving a fixed rate of 4.72%. Expiring 7/3/18.	15,000,000	(2,806,111)
Agreement with UBS AG dated 7/24/08 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 4.73%. Expiring 7/30/18.	9,000,000	(1,684,884)

	$483,750,000	$10,778,531

The accompanying notes are an integral part of these financial statements.

68

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2008

LifePath Retirement Master Portfolio
Security Type	Value	% of Net Assets
Domestic Fixed Income	$154,110,053	60.77%
Domestic Equity	64,042,282	25.25
Foreign Equity	32,011,166	12.62
Short-Term and Other Net Assets	3,440,117	1.36

TOTAL	$253,603,618	100.00%

LifePath 2010 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Fixed Income	$406,278,112	57.31%
Domestic Equity	195,221,275	27.54
Foreign Equity	98,268,167	13.86
Short-Term and Other Net Assets	9,184,751	1.29

TOTAL	$708,952,305	100.00%

LifePath 2020 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$510,311,426	40.97%
Domestic Fixed Income	459,927,415	36.92
Foreign Equity	265,879,275	21.34
Short-Term and Other Net Assets	9,552,696	0.77

TOTAL	$1,245,670,812	100.00%

LifePath 2030 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$483,549,581	50.78%
Foreign Equity	252,038,896	26.47
Domestic Fixed Income	209,633,360	22.02
Short-Term and Other Net Assets	6,959,197	0.73

TOTAL	$952,181,034	100.00%

LifePath 2040 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$422,080,402	58.58%
Foreign Equity	221,920,400	30.80
Domestic Fixed Income	70,645,271	9.80
Short-Term and Other Net Assets	5,893,264	0.82

TOTAL	$720,539,337	100.00%

LifePath 2050 Master Portfolio
Security Type	Value	% of Net Assets
Domestic Equity	$4,585,351	66.50%
Foreign Equity	2,358,462	34.20
Domestic Fixed Income	56,678	0.82
Short-Term and Other Net Assets	(105,191)	(1.52)

TOTAL	$6,895,300	100.00%

Active Stock Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$347,412,960	27.77%
Financial	167,479,945	13.39
Energy	160,842,132	12.86
Industrial	137,586,188	11.00
Technology	128,709,046	10.29
Communications	123,688,907	9.89
Consumer Cyclical	89,028,580	7.12
Utilities	55,792,727	4.46
Basic Materials	23,151,029	1.85
Futures Contracts	379,313	0.03
Short-Term and Other Net Assets	16,915,987	1.34

TOTAL	$1,250,986,814	100.00%

CoreAlpha Bond Master Portfolio
Sector/Investment Type	Value	% of Net Assets
Mortgage-Backed Securities	$776,369,291	69.57%
Financial	140,993,507	12.63
Asset-Backed Securities	72,315,957	6.48
Communications	65,696,966	5.89
U.S. Government & Agency	65,485,606	5.87
Consumer Non-Cyclical	42,750,737	3.83
Utilities	37,851,176	3.39
Energy	30,583,034	2.74
Consumer Cyclical	17,962,381	1.61
Technology	17,623,372	1.58
Industrial	15,279,777	1.37
Basic Materials	10,961,525	0.98
Foreign Government Obligations	1,710,030	0.15
Futures Contracts	(94,471)	(0.01)
Swap Agreements	16,895,146	1.51
Short-Term and Other Net Assets	(196,481,503)	(17.59)

TOTAL	$1,115,902,531	100.00%

These tables are not part of the financial statements.

69

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio
ASSETS
Investments, at cost:
Affiliated issuers (Note 2)	$117,522,143	$355,089,791	$735,693,438	$669,650,741

Total cost of investments	$117,522,143	$355,089,791	$735,693,438	$669,650,741

Investments, at fair value (including securities on loan(a)) (Note 1):
Affiliated issuers (Note 2)	$100,307,467	$301,468,219	$589,017,246	$519,367,096
Affiliated Master Portfolios	175,684,145	483,591,030	774,236,143	545,753,568

Total fair value of investments	275,991,612	785,059,249	1,363,253,389	1,065,120,664
Receivables:
Investment securities sold	3,722,537	8,474,623	7,385,501	6,897,873
Dividends and interest	11,779	45,689	102,599	88,748
Contributions	2,685,451	7,843,952	7,000,000	5,000,000

Total Assets	282,411,379	801,423,513	1,377,741,489	1,077,107,285

LIABILITIES
Payables:
Investment securities purchased	3,788,863	10,632,050	7,666,822	10,325,655
Collateral for securities on loan (Note 4)	25,002,689	81,816,135	124,018,956	112,721,369
Investment advisory fees (Note 2)	2,835	9,249	14,061	9,642
Withdrawals	—	—	356,588	1,855,580
Accrued expenses:
Professional fees (Note 2)	13,374	13,774	14,250	14,005

Total Liabilities	28,807,761	92,471,208	132,070,677	124,926,251

NET ASSETS	$253,603,618	$708,952,305	$1,245,670,812	$952,181,034

(a)	Securities on loan with market values of $24,804,400, $81,475,145, $123,677,327 and $112,457,562, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

70

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2008

	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
ASSETS
Investments, at cost:
Affiliated issuers (Note 2)	$593,920,126	$5,020,839

Total cost of investments	$593,920,126	$5,020,839

Investments, at fair value (including securities on loan(a)) (Note 1):
Affiliated issuers (Note 2)	$453,790,455	$4,186,588
Affiliated Master Portfolios	384,238,168	3,386,290

Total fair value of investments	838,028,623	7,572,878
Receivables:
Investment securities sold	5,388,673	117,964
Dividends and interest	73,902	235
Due from investment adviser	—	2,094
Contributions	4,500,000	—

Total Assets	847,991,198	7,693,171

LIABILITIES
Payables:
Investment securities purchased	9,700,663	336,573
Collateral for securities on loan (Note 4)	116,870,993	330,144
Investment advisory fees (Note 2)	6,641	—
Withdrawals	859,718	117,964
Accrued expenses:
Professional fees (Note 2)	13,846	13,190

Total Liabilities	127,451,861	797,871

NET ASSETS	$720,539,337	$6,895,300

(a)	Securities on loan with market values of $116,310,876 and $327,228, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

71

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2008

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,634,322,442	$1,323,863,937
Affiliated issuers (Note 2)	232,379,204	176,376,714

Total cost of investments	$1,866,701,646	$1,500,240,651

Investments in securities, at fair value (including securities on loan(a)) (Note 1):
Unaffiliated issuers	$1,237,333,046	$1,295,583,359
Affiliated issuers (Note 2)	232,379,204	176,376,714

Total fair value of investments	1,469,712,250	1,471,960,073
Credit default swaps at fair value (Premiums paid $– and $5,026,929, respectively)	—	6,276,468
Receivables:
Investment securities sold	142,776	171,010,072
Dividends and interest	2,603,924	9,021,435
Due from broker – swaps collateral	—	760,794
Due from broker – variation margin	398,808	—
Collateral for open futures contracts	—	1,553,000
Open interest-rate swap contracts (Note 1)	—	10,378,969

Total Assets	1,472,857,758	1,670,960,811

LIABILITIES
Payables:
Investment securities purchased	14,931,575	487,728,893
Due to broker – variation margin	—	1,173,836
Collateral for securities on loan (Note 4)	206,616,859	42,432,190
Due to broker – swaps collateral	—	23,214,207
Credit default swaps at fair value (Premiums received $– and $1,562,477, respectively)	—	159,854
Investment advisory fees (Note 2)	203,670	232,060
Administration fees (Note 2)	96,483	87,602
Accrued expenses:
Professional fees (Note 2)	22,357	29,638

Total Liabilities	221,870,944	555,058,280

NET ASSETS	$1,250,986,814	$1,115,902,531

(a)	Securities on loan with market values of $204,392,399 and $40,968,789, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

72

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2008

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio
NET INVESTMENT INCOME
Dividends from affiliated issuers (Note 2)	$3,146,981	$8,926,393	$17,140,354	$13,411,005
Dividends allocated from Master Portfolios	1,193,447	3,861,836	10,984,204	10,576,468
Interest from affiliated issuers (Note 2)	30,056	57,344	117,086	97,711
Interest allocated from Master Portfolios	7,938,186	20,729,929	24,840,950	11,701,282
Securities lending income from affiliated issuers (Note 2)	135,628	414,127	1,017,245	879,025
Expenses allocated from Master Portfolios(a)	(761,927)	(2,098,314)	(3,438,743)	(2,396,602)

Total investment income	11,682,371	31,891,315	50,661,096	34,268,889

EXPENSES (Note 2)
Investment advisory fees	1,069,043	3,020,218	5,546,446	4,238,541
Professional fees	13,570	14,370	15,468	15,044
Independent trustees’ fees	3,104	8,877	16,479	12,526

Total expenses	1,085,717	3,043,465	5,578,393	4,266,111
Less expense reductions (Note 2)	(1,029,860)	(2,892,203)	(5,351,012)	(4,118,453)

Net expenses	55,857	151,262	227,381	147,658

Net investment income	11,626,514	31,740,053	50,433,715	34,121,231

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	10,563	33,612	76,867	37,789
Net realized loss from sale of investments in affiliated issuers (Note 2)	(5,072,919)	(9,674,240)	(21,329,230)	(20,457,823)
Net realized loss allocated from Master Portfolios	(9,124,697)	(25,750,355)	(76,895,861)	(78,271,648)
Net change in unrealized appreciation (depreciation) of investments	(26,939,972)	(89,408,256)	(229,338,830)	(212,788,718)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	(17,656,943)	(58,717,893)	(151,771,453)	(140,315,440)

Net realized and unrealized loss	(58,783,968)	(183,517,132)	(479,258,507)	(451,795,840)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(47,157,454)	$(151,777,079)	$(428,824,792)	$(417,674,609)

(a)	Net of fee reductions of $22,644, $69,690, $175,183 and $161,188, respectively.

The accompanying notes are an integral part of these financial statements.

73

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2008

	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio(a)
NET INVESTMENT INCOME
Dividends from affiliated issuers (Note 2)	$10,026,251	$37,905
Dividends allocated from Master Portfolios	9,243,913	28,565
Interest from affiliated issuers (Note 2)	79,904	1,262
Interest allocated from Master Portfolios	4,410,063	2,608
Securities lending income from affiliated issuers (Note 2)	755,421	354
Expenses allocated from Master Portfolios(b)	(1,658,394)	(3,505)

Total investment income	22,857,158	67,189

EXPENSES (Note 2)
Investment advisory fees	3,162,815	7,667
Professional fees	14,673	13,190
Independent trustees’ fees	9,220	—

Total expenses	3,186,708	20,857
Less expense reductions (Note 2)	(3,099,126)	(20,546)

Net expenses	87,582	311

Net investment income	22,769,576	66,878

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	53,590	—
Net realized loss from sale of investments in affiliated issuers (Note 2)	(20,160,432)	(8,112)
Net realized loss allocated from Master Portfolios	(70,628,209)	(227,779)
Net change in unrealized appreciation (depreciation) of investments	(181,983,130)	(834,251)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	(120,819,335)	(528,873)

Net realized and unrealized loss	(393,537,516)	(1,599,015)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(370,767,940)	$(1,532,137)

(a)	For the period from June 30, 2008 (commencement of operations) to December 31, 2008.
(b)	Net of fee reductions of $137,885 and $469, respectively.

The accompanying notes are an integral part of these financial statements.

74

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2008

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$35,888,433	$—
Interest from unaffiliated issuers	44,841	61,095,872
Interest from affiliated issuers (Note 2)	941,932	6,226,347
Securities lending income from affiliated issuers (Note 2)	782,395	531,636

Total investment income	37,657,601	67,853,855

EXPENSES
Investment advisory fees (Note 2)	4,120,777	3,507,984
Administration fees (Note 2)	1,648,311	1,403,194
Professional fees (Note 2)	23,528	30,769
Independent trustees’ fees (Note 2)	17,514	14,257
Interest expense on securities sold short	—	158,210

Total expenses	5,810,130	5,114,414
Less expense reductions (Note 2)	(522,034)	(45,026)

Net expenses	5,288,096	5,069,388

Net investment income	32,369,505	62,784,467

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	(240,326,699)	(16,019,004)
Net realized loss on futures contracts	(15,732,977)	(1,766,787)
Net realized loss on sale of securities sold short	—	(88,691)
Net realized gain on swap contracts	—	13,035,606
Net change in unrealized appreciation (depreciation) of investments	(472,407,881)	(29,591,907)
Net change in unrealized appreciation (depreciation) of futures contracts	1,026,358	12,949
Net change in unrealized appreciation (depreciation) of securities sold short	—	(163,281)
Net change in unrealized appreciation (depreciation) of swap contracts	—	11,313,841

Net realized and unrealized loss	(727,441,199)	(23,267,274)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(695,071,694)	$39,517,193

The accompanying notes are an integral part of these financial statements.

75

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$11,626,514	$11,318,936	$31,740,053	$32,997,495
Net realized gain (loss)	(14,187,053)	4,275,465	(35,390,983)	21,249,163
Net change in unrealized appreciation (depreciation)	(44,596,915)	(1,925,595)	(148,126,149)	(14,434,220)

Net increase (decrease) in net assets resulting from operations	(47,157,454)	13,668,806	(151,777,079)	39,812,438

Interestholder transactions:
Contributions	123,355,314	158,701,423	259,286,260	383,762,831
Withdrawals	(154,327,624)	(100,915,531)	(396,966,875)	(212,145,818)

Net increase (decrease) in net assets resulting from interestholder transactions	(30,972,310)	57,785,892	(137,680,615)	171,617,013

Increase (decrease) in net assets	(78,129,764)	71,454,698	(289,457,694)	211,429,451

NET ASSETS:
Beginning of year	331,733,382	260,278,684	998,409,999	786,980,548

End of year	$253,603,618	$331,733,382	$708,952,305	$998,409,999

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$50,433,715	$49,564,927	$34,121,231	$31,393,375
Net realized gain (loss)	(98,148,224)	51,503,748	(98,691,682)	42,194,986
Net change in unrealized appreciation (depreciation)	(381,110,283)	(45,151,495)	(353,104,158)	(43,158,454)

Net increase (decrease) in net assets resulting from operations	(428,824,792)	55,917,180	(417,674,609)	30,429,907

Interestholder transactions:
Contributions	466,911,021	694,165,722	401,789,907	582,096,808
Withdrawals	(620,303,397)	(313,348,217)	(425,112,568)	(207,988,660)

Net increase (decrease) in net assets resulting from interestholder transactions	(153,392,376)	380,817,505	(23,322,661)	374,108,148

Increase (decrease) in net assets	(582,217,168)	436,734,685	(440,997,270)	404,538,055

NET ASSETS:
Beginning of year	1,827,887,980	1,391,153,295	1,393,178,304	988,640,249

End of year	$1,245,670,812	$1,827,887,980	$952,181,034	$1,393,178,304

The accompanying notes are an integral part of these financial statements.

76

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

		LifePath 2040 Master Portfolio		LifePath 2050 Master Portfolio
		For the year ended December 31, 2008	For the year ended December 31, 2007	For the period June 30, 2008(a) to December 31, 2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income		$22,769,576	$19,675,256	$66,878
Net realized gain (loss)		(90,735,051)	33,988,595	(235,891)
Net change in unrealized appreciation (depreciation)		(302,802,465)	(38,234,867)	(1,363,124)

Net increase (decrease) in net assets resulting from operations		(370,767,940)	15,428,984	(1,532,137)

Interestholder transactions:
Contributions		353,484,261	484,838,269	8,619,796
Withdrawals		(285,117,887)	(185,593,608)	(192,359)

Net increase in net assets resulting from interestholder transactions		68,366,374	299,244,661	8,427,437

Increase (decrease) in net assets		(302,401,566)	314,673,645	6,895,300

NET ASSETS:
Beginning of period		1,022,940,903	708,267,258	—

End of period		$720,539,337	$1,022,940,903	$6,895,300

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$32,369,505	$31,386,401	$62,784,467	$68,999,403
Net realized gain (loss)	(256,059,676)	101,805,948	(4,838,876)	(14,849,096)
Net change in unrealized appreciation (depreciation)	(471,381,523)	(130,243,678)	(18,428,398)	13,964,579

Net increase (decrease) in net assets resulting from operations	(695,071,694)	2,948,671	39,517,193	68,114,886

Interestholder transactions:
Contributions	459,317,337	698,360,067	383,150,603	528,768,499
Withdrawals	(598,773,276)	(177,734,195)	(786,653,367)	(199,463,310)

Net increase (decrease) in net assets resulting from interestholder transactions	(139,455,939)	520,625,872	(403,502,764)	329,305,189

Increase (decrease) in net assets	(834,527,633)	523,574,543	(363,985,571)	397,420,075

NET ASSETS:
Beginning of year	2,085,514,447	1,561,939,904	1,479,888,102	1,082,468,027

End of year	$1,250,986,814	$2,085,514,447	$1,115,902,531	$1,479,888,102

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

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Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Active Stock and CoreAlpha Bond Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”). The LifePath 2050 Master Portfolio commenced operations on June 30, 2008.

Each of the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Master Portfolios (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of equity securities, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares® family of funds.

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”). Effective January 1, 2008, the Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolios. The Master Portfolios consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

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Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified within Level 1, include active listed equities and certain U.S. government securities. The Master Portfolios do not adjust the quoted price for such instruments, even in situations where the Master Portfolios hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments classified within Level 3 have significant unobservable inputs, as they may trade infrequently or not at all. Level 3 instruments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolios use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolios in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolios in the absence of market information. The fair value measurement of Level 3 investments does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolios due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolios’ results of operations.

Derivative instruments can be exchange-traded or privately negotiated over-the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 of the fair value hierarchy.

OTC derivatives, including forwards, credit default swaps, total return swaps, and interest rate swaps, are valued by the CoreAlpha Bond Master Portfolio using observable inputs, such as quotations received from the counterparty, dealers or brokers, whenever available and considered reliable. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in the instrument as well as the availability and reliability of observable inputs. Such inputs may include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. In circumstances where the CoreAlpha Bond Master Portfolio has used a quotation provided by a counterparty or dealer for an OTC derivative, but cannot verify the model value through alternative sources, it is possible that a different valuation model could produce a materially different estimate of fair value.

Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they may also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the CoreAlpha Bond Master Portfolio updates the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

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The following tables summarize the inputs used in valuing the Master Portfolios’ investments as of December 31, 2008:

Investments in Securities
Master Portfolio	Level 1	Level 2	Level 3	Total
LifePath Retirement	$100,307,467	$175,684,145	$—	$275,991,612
LifePath 2010	301,468,219	483,591,030	—	785,059,249
LifePath 2020	589,017,246	774,236,143	—	1,363,253,389
LifePath 2030	519,367,096	545,753,568	—	1,065,120,664
LifePath 2040	453,790,455	384,238,168	—	838,028,623
LifePath 2050	4,186,588	3,386,290	—	7,572,878
Active Stock	1,469,712,250	—	—	1,469,712,250
CoreAlpha Bond	179,544,357	1,265,441,464	26,974,252	1,471,960,073

Other Financial Instruments(a)
Master Portfolio	Level 1	Level 2	Level 3	Total
Active Stock	$379,313	$—	$—	$379,313
CoreAlpha Bond	(94,471)	16,895,146	—	16,800,675

(a)	Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value of the CoreAlpha Bond Master Portfolio for the year ended December 31, 2008:

Balance at Beginning of Year	(Amortized Premiums) Accreted Discounts	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in or out	Balance at End of Year	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Year
$98,570,544	$(5,001,347)	$(9,667,048)	$(42,312,102)	$(14,615,795)	$26,974,252	$(10,432,482)

The value of a LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of December 31, 2008, the interests of the Active Stock and CoreAlpha Bond Master Portfolios held by each LifePath Master Portfolio were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	3.54%	11.77%
LifePath 2010	11.04	30.96
LifePath 2020	30.29	35.43
LifePath 2030	29.15	16.22
LifePath 2040	25.71	5.61
LifePath 2050	0.27	0.01

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Distributions received by the LifePath and Active Stock Master Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased using a constant yield to maturity method.

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Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2008, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
LifePath Retirement(a)	$119,369,787	$—	$(19,062,320)	$(19,062,320)
LifePath 2010(a)	359,159,670	—	(57,691,451)	(57,691,451)
LifePath 2020(a)	747,089,038	—	(158,071,792)	(158,071,792)
LifePath 2030(a)	680,432,744	—	(161,065,648)	(161,065,648)
LifePath 2040(a)	606,219,225	—	(152,428,770)	(152,428,770)
LifePath 2050(a)	5,028,951	—	(842,363)	(842,363)
Active Stock	1,973,712,539	24,798,182	(528,798,471)	(504,000,289)
CoreAlpha Bond	1,500,811,377	25,778,385	(54,629,689)	(28,851,304)

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years, as applicable, and has determined that no provision for income tax is required in the Master Portfolios’financial statements.

FUTURES CONTRACTS

The Active Stock and CoreAlpha Bond Master Portfolios may enter into futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually transacting in the commodities or financial instruments. A futures contract is an agreement between two parties to buy and sell a particular commodity or financial instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid

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market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

As of December 31, 2008, the Active Stock and CoreAlpha Bond Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Bonds and Notes with face amounts of $3,650,000 and $2,655,000, respectively, for initial margin requirements on outstanding futures contracts.

WHEN ISSUED/TBA TRANSACTIONS

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

SWAP TRANSACTIONS

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps as well as structured credit instruments, including but not limited to ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes, which are comprised of credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio segregates liquid assets in connection with transactions in swaps.

Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. If there is a default by the other party to such a transaction, an Underling Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Details of interest-rate swaps held by the Master Portfolio as of December 31, 2008 are included in its Schedule of Investments.

A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay

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principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement BGFA’s view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. Details of credit default swaps held by the Master Portfolio as of December 31, 2008 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the transaction.

Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction.

In an attempt to increase the liquidity of credit default swaps, numerous credit default swaps may also be aggregated into structured credit instruments based on indexes such as the ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes. In addition to the risks generally associated with credit default swaps, these structured credit instruments carry additional risks including, but not limited to: (i) concentrated portfolios with heightened exposure to movements in a particular segment of the market; (ii) significant leverage that could magnify the affect of adverse events; (iii) distributions from the collateral may not be adequate to make interest or other payments; (iv) the quality of the collateral may decline in value or default; (v) structured credit instruments may be organized into tranches, with subordinate tranches facing increased exposure to adverse events; (vi) the market for structured credit instruments may become illiquid; and (vii) structured credit instruments may give rise to disputes with the issuer or unexpected investment results.

The Master Portfolio may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When the

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Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. As of December 31, 2008, the Master Portfolio did not hold any swaptions.

The Master Portfolios adopted FASB Staff Position No. 133-1, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 (“FSP”).” The FSP requires enhanced transparency of the effect of credit derivatives and guarantees on the Master Portfolio’s financial position, financial performance and cash flows and is effective for fiscal years ending after November 15, 2008. The FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and requires additional disclosures regarding credit derivatives with sold protection.

The following table summarizes the open credit default swap agreements with sold protection for the CoreAlpha Bond Master Portfolio as of December 31, 2008:

Counterparty	Security Deliverable on Default	Currency	Expiration Date	Receive Fixed Rate	Notional Amount	Maximum Potential Amount of Future Payments by the Master Portfolio Under the Contract	Fair Value(a)
Deutsche Bank AG	General Electric
	Capital Corp	USD	12/20/13	3.25%	$4,000,000	$4,000,000	$(71,082)
JPMorgan Chase Bank N.A.	SLM Corp	USD	12/20/13	5.00%	900,000	900,000	(88,772)

						$4,900,000	$(159,854)

(a)	Valued at the unrealized appreciation (depreciation) of the credit default swaps.

The Master Portfolio entered into the above two credit default swaps to simulate long bond positions that are unavailable in the bond market. These are bilateral contracts between the counterparty and the Master Portfolio; as a result, there were no recourse provisions that would enable the Master Portfolio to recover from third parties any of the amounts paid under these credit default swaps.

SHORT SALES

The Active Stock and CoreAlpha Bond Master Portfolios may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. Details of the short positions held by the Master Portfolios as of December 31, 2008, if any, are included in the Schedules of Investments.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC.

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For its investment advisory services to each Master Portfolio, BGFA is entitled to receive an annual investment advisory fee based on the average daily net assets of each Master Portfolio as follows:

Master Portfolio	Investment Advisory Fee
LifePath Retirement	0.35%
LifePath 2010	0.35
LifePath 2020	0.35
LifePath 2030	0.35
LifePath 2040	0.35
LifePath 2050	0.35
Active Stock	0.25
CoreAlpha Bond	0.25

BGFA has contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2009.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. For those Master Portfolios that do not pay an administration fee to Barclays Global Investors, N.A. (“BGI”), BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which those Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGFA waived and/or credited investment advisory fees as follows:

Master Portfolio	Investment Advisory Fees Waived/Credited
LifePath Retirement	$1,029,860
LifePath 2010	2,892,203
LifePath 2020	5,351,012
LifePath 2030	4,118,453
LifePath 2040	3,099,126
LifePath 2050	20,546

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

BGI is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Bond Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI has agreed to bear all costs of each of these Master Portfolios, excluding, generally, investment advisory fees, administration fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by each Master Portfolio.

With respect to the independent expenses discussed above, BGI has contractually agreed to provide an offsetting credit against the administration fees paid by these Master Portfolios in an amount equal to the independent expenses through April 30, 2009. Effective October 2, 2007, BGI began voluntarily waiving a portion of its administration fees payable by the Active Stock Master Portfolio in an amount sufficient to maintain the investment advisory fees of the LifePath Master Portfolios. This arrangement is voluntary and may be terminated by BGI at any time. During the period from July 3, 2008 through July 15, 2008, BGFA voluntarily waived a portion of its investment advisory fees payable by the Active Stock

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Master Portfolio which are not to exceed 0.35% of the average daily net assets of each LifePath Master Portfolio. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, will have a favorable impact on the Master Portfolio’s performance. For the year ended December 31, 2008, BGI credited and/or waived fees of $45,026 for the CoreAlpha Bond Master Portfolio and BGI and BGFA credited and/or waived fees of $522,034 for the Active Stock Master Portfolio.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities.

For the year ended December 31, 2008, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
LifePath Retirement	$135,628
LifePath 2010	414,127
LifePath 2020	1,017,245
LifePath 2030	879,025
LifePath 2040	755,421
LifePath 2050	354
Active Stock	782,395
CoreAlpha Bond	531,636

Cross trades for the year ended December 31, 2008, if any, were executed by the Master Portfolios pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The LifePath Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the LifePath Master Portfolios.

Each Master Portfolio may invest in the Institutional Shares of certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

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The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the year ended December 31, 2008.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
LifePath Retirement
iShares Barclays TIPS Bond Fund	294	40	105	229	$22,771,511	$1,666,356	$68,292
iShares Cohen & Steers Realty Majors Index Fund	105	45	109	41	1,827,859	145,352	(1,397,171)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	184	64	120	2,628,119	84,421	(983,530)
iShares MSCI Canada Index Fund	66	55	13	108	1,890,440	47,462	(124,370)
iShares MSCI EAFE Index Fund	331	224	111	444	19,923,716	765,414	(1,300,785)
iShares MSCI EAFE Small Cap Index Fund	—	96	5	91	2,327,064	19,286	(78,679)
iShares MSCI Emerging Markets Index Fund(a)	129	124	43	210	5,241,827	154,833	(781,929)
iShares S&P MidCap 400 Index Fund	138	134	48	224	11,973,436	194,180	(393,958)
iShares S&P SmallCap 600 Index Fund	90	64	20	134	5,895,384	69,677	(80,789)

					$74,479,356	$3,146,981	$(5,072,919)

LifePath 2010
iShares Barclays TIPS Bond Fund	782	92	261	613	$60,787,080	$4,333,573	$212,835
iShares Cohen & Steers Realty Majors Index Fund	375	105	344	136	5,994,166	464,834	(4,126,681)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	564	163	401	8,772,571	259,927	(2,488,709)
iShares MSCI Canada Index Fund	239	133	38	334	5,813,550	142,674	(222,282)
iShares MSCI EAFE Index Fund	1,152	585	373	1,364	61,183,790	2,378,375	129,766
iShares MSCI EAFE Small Cap Index Fund	—	282	15	267	6,855,700	57,618	(287,669)
iShares MSCI Emerging Markets Index Fund(a)	474	264	112	626	15,642,556	494,146	(2,019,308)
iShares S&P MidCap 400 Index Fund	468	303	137	634	33,915,719	585,197	(616,864)
iShares S&P SmallCap 600 Index Fund	283	172	64	391	17,211,392	210,049	(255,328)

					$216,176,524	$8,926,393	$(9,674,240)

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NOTES TO FINANCIAL STATEMENTS (Continued)

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
LifePath 2020
iShares Barclays TIPS Bond Fund	888	122	359	651	$64,572,987	$5,012,160	$135,919
iShares Cohen & Steers Realty Majors Index Fund	1,004	295	831	468	20,661,572	1,281,939	(8,184,851)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	1,528	91	1,437	31,410,984	706,294	(1,410,454)
iShares MSCI Canada Index Fund	620	324	80	864	15,065,551	364,085	(37,844)
iShares MSCI EAFE Index Fund	2,992	1,437	851	3,578	160,553,699	6,406,519	(5,756,384)
iShares MSCI EAFE Small Cap Index Fund	—	699	—	699	17,977,795	142,640	—
iShares MSCI Emerging Markets Index Fund(a)	1,192	727	282	1,637	40,871,246	1,312,029	(3,887,461)
iShares S&P MidCap 400 Index Fund	1,150	588	321	1,417	75,757,471	1,412,907	(1,424,496)
iShares S&P SmallCap 600 Index Fund	702	255	161	796	35,010,668	501,781	(763,659)

					$461,881,973	$17,140,354	$(21,329,230)

LifePath 2030
iShares Barclays TIPS Bond Fund	373	91	176	288	$28,611,388	$2,142,580	$(95,334)
iShares Cohen & Steers Realty Majors Index Fund	935	294	748	481	21,241,170	1,213,093	(6,628,262)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	1,475	—	1,475	32,238,844	675,038	—
iShares MSCI Canada Index Fund	574	290	70	794	13,846,427	336,266	(64,125)
iShares MSCI EAFE Index Fund	2,783	1,250	662	3,371	151,249,456	5,968,835	(5,898,213)
iShares MSCI EAFE Small Cap Index Fund	—	643	—	643	16,527,236	131,131	—
iShares MSCI Emerging Markets Index Fund(a)	1,115	666	252	1,529	38,176,933	1,202,372	(3,459,787)
iShares S&P MidCap 400 Index Fund	1,033	397	202	1,228	65,651,339	1,285,056	(2,168,910)
iShares S&P SmallCap 600 Index Fund	628	345	247	726	31,925,476	456,634	(2,143,192)

					$399,468,269	$13,411,005	$(20,457,823)

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NOTES TO FINANCIAL STATEMENTS (Continued)

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
LifePath 2040
iShares Barclays TIPS Bond Fund	—	119	38	81	$8,005,393	$312,547	$(396,286)
iShares Cohen & Steers Realty Majors Index Fund	805	261	618	448	19,794,407	1,068,025	(5,937,966)
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	1,327	—	1,327	28,999,432	598,962	—
iShares MSCI Canada Index Fund	479	369	150	698	12,163,003	280,485	(254,377)
iShares MSCI EAFE Index Fund	2,356	1,147	539	2,964	133,015,544	5,151,115	(5,793,101)
iShares MSCI EAFE Small Cap Index Fund	—	563	—	563	14,473,342	111,543	—
iShares MSCI Emerging Markets Index Fund(a)	937	626	231	1,332	33,269,079	1,030,280	(2,815,897)
iShares S&P MidCap 400 Index Fund	853	409	248	1,014	54,200,849	1,084,195	(3,582,666)
iShares S&P SmallCap 600 Index Fund	525	290	213	602	26,486,856	389,099	(1,380,139)

					$330,407,905	$10,026,251	$(20,160,432)

LifePath 2050
iShares Cohen & Steers Realty Majors Index Fund	—	3	—	3	$134,660	$1,810	$—
iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	—	9	—	9	197,877	2,423	(3,873)
iShares MSCI Canada Index Fund	—	8	—	8	142,508	2,313	—
iShares MSCI EAFE Index Fund	—	33	—	33	1,493,094	16,356	(2,804)
iShares MSCI EAFE Small Cap Index Fund	—	6	—	6	150,558	1,174	—
iShares MSCI Emerging Markets Index Fund(a)	—	15	—	15	374,425	4,552	(1,435)
iShares S&P MidCap 400 Index Fund	—	14	—	14	753,679	6,741	—
iShares S&P SmallCap 600 Index Fund	—	8	—	8	367,400	2,536	—

					$3,614,201	$37,905	$(8,112)

(a)	Shares were adjusted to reflect a three-for-one stock split effective July 24, 2008.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

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3.	INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments and investments in any underlying Master Portfolios) for the Master Portfolios for the year ended December 31, 2008 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
LifePath Retirement	$—	$—	$48,587,230	$33,585,752
LifePath 2010	—	—	123,019,292	99,799,276
LifePath 2020	—	—	288,049,710	205,581,035
LifePath 2030	—	—	259,809,519	160,878,807
LifePath 2040	—	—	246,678,185	130,843,093
LifePath 2050	—	—	4,475,318	17,639
Active Stock	—	—	1,598,346,663	1,588,736,737
CoreAlpha Bond	4,578,415,017	4,702,983,983	580,896,916	597,037,265

4.	PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of December 31, 2008, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of December 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolios’Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5.	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In March 2008, the FASB issued Financial Accounting Standards Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced disclosures for derivative instruments and hedging activities and is effective for fiscal years and interim periods beginning after November 15, 2008. MIP is currently evaluating the impact the adoption of FAS 161 will have on the Master Portfolios’ financial statement disclosures.

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6.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2008(a)		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004(b)
LifePath Retirement
Ratio of expenses to average net assets(c)	0.27%		0.27%	0.28%	0.31%	0.31%
Ratio of expenses to average net assets prior to expense reductions(d)	0.61%		0.61%	0.61%	0.65%	0.60%
Ratio of net investment income to average net assets(c)	3.81%		3.87%	3.80%	3.24%	2.46%
Portfolio turnover rate(e)	11%		6%	10%	11%	138	%(f)
Total return	(14.54)%		5.00%	9.30%	4.82%	6.85%
LifePath 2010
Ratio of expenses to average net assets(c)	0.26%		0.27%	0.27%	0.30%	0.30%
Ratio of expenses to average net assets prior to expense reductions(d)	0.60%		0.60%	0.60%	0.64%	0.59%
Ratio of net investment income to average net assets(c)	3.68%		3.63%	3.49%	2.96%	2.32%
Portfolio turnover rate(e)	12%		7%	12%	12%	130	%(f)
Total return	(16.50)%		4.68%	10.65%	5.70%	7.88%
LifePath 2020
Ratio of expenses to average net assets(c)	0.23%		0.25%	0.25%	0.28%	0.29%
Ratio of expenses to average net assets prior to expense reductions(d)	0.57%		0.58%	0.58%	0.62%	0.57%
Ratio of net investment income to average net assets(c)	3.18%		3.01%	2.91%	2.53%	2.05%
Portfolio turnover rate(e)	13%		7%	16%	17%	140	%(f)
Total return	(24.92)%		3.84%	13.51%	7.04%	9.77%
LifePath 2030
Ratio of expenses to average net assets(c)	0.21%		0.23%	0.24%	0.26%	0.28%
Ratio of expenses to average net assets prior to expense reductions(d)	0.55%		0.57%	0.57%	0.60%	0.56%
Ratio of net investment income to average net assets(c)	2.82%		2.57%	2.49%	2.22%	1.93%
Portfolio turnover rate(e)	13%		7%	22%	24%	138	%(f)
Total return	(30.53)%		3.14%	15.62%	8.13%	11.28%
LifePath 2040
Ratio of expenses to average net assets(c)	0.19%		0.22%	0.23%	0.26%	0.28%
Ratio of expenses to average net assets prior to expense reductions(d)	0.53%		0.56%	0.56%	0.59%	0.56%
Ratio of net investment income to average net assets(c)	2.52%		2.20%	2.17%	1.96%	1.74%
Portfolio turnover rate(e)	14%		8%	29%	38%	147	%(f)
Total return	(34.90)%		2.53%	17.47%	8.74%	11.93%
LifePath 2050
Ratio of expenses to average net assets(g)(c)	0.17%		n/a	n/a	n/a	n/a
Ratio of expenses to average net assets prior to expense reductions(g)(d)	1.11%		n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets(g)(c)	3.05%		n/a	n/a	n/a	n/a
Portfolio turnover rate(e)	0	%(h)	n/a	n/a	n/a	n/a
Total return	(31.93	)%(i)	n/a	n/a	n/a	n/a
Active Stock
Ratio of expenses to average net assets(g)	0.32%		0.34%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expense reductions	0.35%		0.35%	0.35%	n/a	n/a
Ratio of net investment income to average net assets(g)	1.96%		1.70%	1.64%	1.50%	1.57%
Portfolio turnover rate(e)	98%		80%	65%	54%	70%
Total return	(36.65)%		0.58%	15.65%	8.79%	10.40	%(i)

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NOTES TO FINANCIAL STATEMENTS (Continued)

Master Portfolio	Year Ended December 31, 2008(a)	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004(b)
CoreAlpha Bond
Ratio of expenses to average net assets(g)	0.36%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expense reductions	0.36%	0.36%	0.36%	n/a	n/a
Ratio of net investment income to average net assets(g)	4.47%	5.18%	5.11%	4.19%	3.08%
Portfolio turnover rate(e)	351%	466%	301%	270%	313%
Total return	3.62%	5.10%	4.36%	1.98%	1.30	%(i)

(a)	For the period from June 30, 2008 (commencement of operations) to December 31, 2008 for the LifePath 2050 Master Portfolio.
(b)	For the period from March 15, 2004 (commencement of operations) to December 31, 2004 for the Active Stock and CoreAlpha Bond Master Portfolios.
(c)

The expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios. The ratio does not reflect the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees charged to the IMMF and the iShares exchange-traded funds. The expense ratio does reflect BGFA’s/BGI’s waiver/credit of the pro rata advisory and administration fees charged to all the Underlying Funds. (See Note 2 above)

(d)	The expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios.
(e)	Portfolio turnover rates include in-kind transactions, if any.
(f)	Portfolio turnover rate reflects the restructure of the LifePath Master Portfolio to a fund-of-funds structure.
(g)	Annualized for periods of less than one year.
(h)	Rounds to less than 1%.
(i)	Not annualized.

92

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the LifePath Retirement Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, LifePath 2050 Master Portfolio, Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2008, the results of each of their operations and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

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MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

94

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $350,001,556 (collateralized by U.S. government obligations, value $357,000,000, 5.00% to 5.50%, 6/1/35 to 7/1/35).	$350,000,000	$350,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $50,000,222 (collateralized by U.S. government obligations, value $51,000,000, 5.00%, 7/1/35).	50,000,000	50,000,000
Bank of America N.A. Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $200,000,889 (collateralized by U.S. government obligations, value $204,000,000, 6.00%, 8/1/37).	200,000,000	200,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.10%, dated 12/31/08, due 1/2/09, maturity value $200,001,111 (collateralized by U.S. government obligations, value $204,000,001, 4.50% to 7.00%, 4/1/18 to 10/1/38).	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $300,001,167 (collateralized by U.S. government obligations, value $306,003,173, 4.50% to 5.50%, 1/1/35 to 6/1/36).	300,000,000	300,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $50,000,194 (collateralized by U.S. government obligations, value $51,000,150, 6.00% to 7.00%, 12/1/36 to 5/1/38).	50,000,000	50,000,000

Security	Face Amount	Value
Goldman Sachs & Co. Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $61,010,203 (collateralized by U.S. government obligations, value $62,230,200, 4.00% to 8.50%, 4/1/14 to 10/1/38).	$61,010,000	$61,010,000
Goldman Sachs Group Inc. (The) Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $350,001,167 (collateralized by U.S. government obligations, value $357,000,001, 5.00% to 6.00%, 7/1/37 to 12/1/38).	350,000,000	350,000,000
J.P. Morgan Securities Inc. Tri-Party 0.05%, dated 12/31/08, due 1/2/09, maturity value $150,000,417 (collateralized by U.S. government obligations, value $153,001,103, 5.00% to 7.00%, 2/1/15 to 11/1/38).	150,000,000	150,000,000
Merrill Lynch & Co. Inc. Tri-Party 0.10%, dated 12/31/08, due 1/2/09, maturity value $7,000,039 (collateralized by U.S. government obligations, value $7,211,754, 0.92%, 10/25/35).	7,000,000	7,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $1,718,010,000)		1,718,010,000

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $1,718,010,000)		1,718,010,000

Other Assets, Less Liabilities – 0.00%		(73,938)

NET ASSETS – 100.00%		$1,717,936,062

The accompanying notes are an integral part of these financial statements.

20

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 8.11%
Abbey National Treasury Services PLC
2.87%, 04/20/09	$300,000,000	$300,008,827
Banco Bilbao Vizcaya Argentaria SA
2.70%, 03/10/09	250,000,000	250,004,598
3.22%, 08/20/09	150,000,000	150,004,660
Bank of Nova Scotia
3.00%, 01/29/09	175,000,000	174,992,476
Chase Bank USA N.A.
2.75%, 01/28/09	500,000,000	500,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	125,000,000	125,001,657
Toronto-Dominion Bank (The)
2.65%, 04/13/09	175,000,000	175,000,000
Wachovia Bank N.A.
2.60%, 03/12/09	150,000,000	150,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $1,825,012,218)		1,825,012,218

COMMERCIAL PAPER – 47.41%
Allied Irish Banks
2.58%, 03/05/09	250,000,000	248,871,251
Alpine Securitization Corp.
1.40%, 01/05/09(a)	200,000,000	199,968,889
Amstel Funding Corp.
1.50%, 01/02/09(a)	500,000,000	499,979,167
1.60%, 01/12/09(a)	250,000,000	249,877,778
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	320,000,000	314,197,333
Banco Bilbao Vizcaya Argentaria London
0.90%, 01/15/09	65,000,000	64,977,250
Barton Capital Corp.
1.45%, 01/21/09(a)	50,000,000	49,959,722
1.45%, 01/22/09(a)	150,000,000	149,873,125
1.45%, 02/02/09(a)	127,000,000	126,836,311
Bryant Park Funding LLC
0.30%, 01/20/09(a)	120,000,000	119,981,000
0.55%, 03/12/09(a)	150,000,000	149,839,583
CAFCO LLC
1.40%, 01/07/09(a)	50,000,000	49,988,333
1.55%, 01/09/09(a)	350,000,000	349,879,444
Cancara Asset Securitisation Ltd.
1.20%, 01/09/09(a)	340,000,000	339,909,333
2.02%, 01/05/09(a)	200,000,000	199,955,111
Chariot Funding LLC
1.50%, 02/04/09(a)	150,000,000	149,787,500
2.85%, 01/15/09(a)	175,000,000	174,806,042
4.10%, 01/05/09(a)	115,650,000	115,597,315
Charta LLC
1.55%, 01/09/09(a)	350,000,000	349,879,444

Security	Face Amount	Value
Citibank Omni Master Trust
1.75%, 01/21/09(a)	$125,000,000	$124,878,472
2.35%, 01/09/09(a)	225,000,000	224,882,500
2.40%, 01/09/09(a)	160,000,000	159,914,667
2.50%, 01/05/09(a)	120,000,000	119,966,666
2.65%, 01/05/09(a)	200,000,000	199,941,111
E.ON AG
1.30%, 02/18/09(a)	75,000,000	74,870,000
Falcon Asset Securitization Corp.
1.75%, 01/08/09(a)	100,322,000	100,287,862
4.10%, 01/05/09(a)	200,000,000	199,908,889
Govco Inc.
3.00%, 01/21/09(a)	200,000,000	199,666,667
3.00%, 01/22/09(a)	300,000,000	299,475,000
Greenwich Capital Holdings Inc.
3.12%, 02/04/09	350,000,000	348,968,666
3.15%, 01/22/09	200,000,000	199,632,500
Jupiter Securitization Corp.
1.50%, 02/04/09(a)	175,000,000	174,752,083
1.75%, 01/08/09(a)	125,000,000	124,957,465
4.10%, 01/05/09(a)	100,000,000	99,954,445
LMA Americas LLC
0.55%, 01/13/09(a)	154,000,000	153,971,767
0.60%, 01/20/09(a)	146,000,000	145,953,767
Matchpoint Master Trust
0.30%, 01/16/09(a)	85,000,000	84,989,375
Park Avenue Receivables Corp.
2.85%, 01/07/09(a)	100,000,000	99,952,500
2.85%, 01/21/09(a)	100,000,000	99,841,667
4.10%, 01/05/09(a)	200,000,000	199,908,889
Ranger Funding Co. LLC
1.40%, 01/28/09(a)	214,584,000	214,358,687
1.47%, 01/21/09(a)	48,000,000	47,960,800
2.90%, 01/12/09(a)	112,336,000	112,236,458
Regency Markets No. 1 LLC
0.57%, 01/21/09(a)	135,298,000	135,255,156
0.90%, 01/09/09(a)	144,060,000	144,031,188
1.40%, 03/10/09(a)	127,630,000	127,292,490
Solitaire Funding Ltd.
0.75%, 01/15/09	225,000,000	224,934,375
0.80%, 01/15/09(a)	125,000,000	124,961,111
0.80%, 01/20/09(a)	265,000,000	264,888,111
1.60%, 01/09/09(a)	150,000,000	149,946,667
Thames Asset Global Securitization No. 1 Inc.
0.50%, 01/20/09(a)	158,513,000	158,471,170
0.80%, 01/12/09(a)	64,793,000	64,777,162
Tulip Funding Corp.
1.55%, 01/07/09(a)	413,464,000	413,357,189
UniCredito Italiano Bank (Ireland) PLC
2.08%, 01/05/09	170,000,000	169,960,711
Westpac Banking Corp.
2.62%, 03/06/09	250,000,000	248,835,554

21

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value
Westpac Securities NZ Ltd.
2.52%, 03/09/09	$200,000,000	$199,062,000
Yorktown Capital LLC
1.40%, 01/12/09(a)	230,000,000	229,901,611
3.00%, 01/09/09(a)	290,484,000	290,290,344

TOTAL COMMERCIAL PAPER
(Cost: $10,661,359,673)		10,661,359,673

MEDIUM-TERM NOTES – 5.97%
Commonwealth Bank of Australia
3.44%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
2.70%, 03/17/09	250,000,000	250,000,000
Goldman Sachs Group Inc. (The)
3.40%, 01/30/09(b)	300,000,000	300,000,000
US Bank N.A.
2.60%, 02/19/09	300,000,000	300,000,000
2.75%, 01/05/09	330,000,000	330,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	60,868,000	62,315,463

TOTAL MEDIUM-TERM NOTES
(Cost: $1,342,315,463)		1,342,315,463

REPURCHASE AGREEMENTS – 20.51%
Banc of America Securities LLC Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $150,000,083 (collateralized by U.S. government obligations, value $153,000,025, 1.13%, 12/15/11).	150,000,000	150,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $40,000,178 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 7/1/35).	40,000,000	40,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $385,005,561 (collateralized by non-U.S. government debt securities, value $423,500,000, 0.00% to 10.00%, 2/23/36).	385,000,000	385,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $465,006,717 (collateralized by non-U.S. government debt securities, value $511,500,000, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000

Security	Face Amount	Value
Citigroup Global Markets Holding Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $138,001,840 (collateralized by non-U.S. government debt securities, value $144,900,000, 0.70% to 7.03%, 3/15/22 to 9/20/51).	$138,000,000	$138,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $400,005,333 (collateralized by non-U.S. government debt securities, value $417,484,558, 0.56% to 6.44%, 7/5/09 to 10/25/21).	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $100,000,389 (collateralized by U.S. government obligations, value $102,000,414, 5.50% to 7.00%, 11/1/28 to 8/1/38).	100,000,000	100,000,000
Credit Suisse First Boston Tri-Party 0.19%, dated 12/31/08, due 1/2/09, maturity value $1,000,010,556 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $1,020,875,497, 4.50% to 6.38%, 1/27/15 to 10/1/38).	1,000,000,000	1,000,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $183,668,051 (collateralized by U.S. government obligations, value $187,341,426, 8.88%, 8/15/17).	183,668,000	183,668,000
Greenwich Capital Markets Tri-Party 0.29%, dated 12/31/08, due 1/2/09, maturity value $750,012,083 (collateralized by U.S. government obligations, value $765,000,023, 3.25% to 4.50%, 4/20/09 to 6/28/13).	750,000,000	750,000,000
HSBC Securities Inc. Tri-Party 0.12%, dated 12/31/08, due 1/2/09, maturity value $100,000,667 (collateralized by non-U.S. government debt securities, value $104,861,526, 0.00% to 9.50%, 9/13/16 to 11/25/37).	100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $600,004,667 (collateralized by non-U.S. government debt securities, value $618,210,355, 0.00% to 14.88%, 1/9/09 to 2/12/67).	600,000,000	600,000,000

22

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value
J.P. Morgan Securities Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $100,000,056 (collateralized by U.S. government obligations, value $102,000,119, 3.63% to 7.50%, 7/15/09 to 11/15/24).	$100,000,000	$100,000,000
Morgan Stanley Tri-Party 0.34%, dated 12/31/08, due 1/2/09, maturity value $100,001,889 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,613,696, 0.00% to 6.02%, 8/16/11 to 12/1/25).	100,000,000	100,000,000
Morgan Stanley Tri-Party 0.54%, dated 12/31/08, due 1/2/09, maturity value $100,003,000 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,613,696, 0.00% to 6.02%, 8/16/11 to 12/1/25).	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $4,611,668,000)		4,611,668,000

TIME DEPOSITS – 1.96%
BNP Paribas
0.01%, 01/02/09	80,685,000	80,685,000
Branch Banking & Trust
0.00%, 01/02/09	160,000,000	160,000,000
Societe Generale
0.03%, 01/14/09(b)	200,000,000	200,000,000

TOTAL TIME DEPOSITS
(Cost: $440,685,000)		440,685,000

VARIABLE & FLOATING RATE NOTES – 15.26%
American Express Bank FSB
0.41%, 06/12/09	50,000,000	49,840,497
American Honda Finance Corp.
1.51%, 03/23/09(a)	95,000,000	94,984,732
Bank of America N.A.
4.35%, 10/03/09	225,000,000	225,000,000
BBVA US Senior SA Unipersonal
4.62%, 04/17/09(a)	50,000,000	49,941,912
General Electric Capital Corp.
0.50%, 04/24/09	60,000,000	60,000,576
ING Bank NV
2.22%, 06/17/09(a)	325,000,000	325,000,000
ING USA Annuity & Life Insurance Co.
5.24%, 01/12/09(a)(b)	235,000,000	235,000,000

Security	Face Amount	Value
MassMutual Global Funding II
2.05%, 02/02/09(a)	$125,000,000	$125,000,000
Metropolitan Life Insurance Co.
2.69%, 08/18/09(b)	50,000,000	50,000,000
4.95%, 07/20/09(b)	25,000,000	25,000,000
Monumental Global Funding III
0.97%, 02/17/09(a)	5,000,000	4,995,584
2.55%, 08/17/09(a)	150,000,000	150,000,000
Pricoa Global Funding I
2.45%, 06/12/09(a)	100,000,000	100,000,000
Procter & Gamble Co.
2.22%, 09/09/09	100,000,000	100,000,000
Royal Bank of Canada
2.71%, 08/07/09	50,000,000	50,000,000
3.21%, 10/01/09	125,000,000	125,000,000
Toyota Motor Credit Corp.
0.59%, 09/22/09	275,000,000	275,000,000
0.59%, 10/02/09	200,000,000	200,000,000
Wachovia Bank N.A.
4.42%, 05/01/09	498,000,000	498,000,000
Wells Fargo & Co.
1.35%, 03/13/09(a)	50,000,000	50,002,992
3.55%, 05/01/09(a)	164,900,000	164,918,564
Wells Fargo Bank N.A.
0.68%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
2.41%, 06/10/09	225,000,000	225,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $3,432,684,857)		3,432,684,857

TOTAL INVESTMENTS IN SECURITIES – 99.22%
(Cost: $22,313,725,211)		22,313,725,211

Other Assets, Less Liabilities – 0.78%		175,235,515

NET ASSETS – 100.00%		$22,488,960,726

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

23

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

CERTIFICATES OF DEPOSIT – 3.47%
Bank of Nova Scotia
2.51%, 04/01/09	$150,000,000	$150,003,656
3.00%, 01/29/09	75,000,000	74,996,777
Chase Bank USA N.A.
2.75%, 01/28/09(a)	200,000,000	200,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	75,000,000	75,000,993
Toronto-Dominion Bank (The)
2.65%, 04/13/09	75,000,000	75,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $575,001,426)		575,001,426

COMMERCIAL PAPER – 42.46%
Alpine Securitization Corp.
1.40%, 01/05/09(a)	100,000,000	99,984,445
Amstel Funding Corp.
1.50%, 01/12/09(a)	264,178,000	264,056,918
Amsterdam Funding Corp.
1.40%, 01/05/09(a)	50,000,000	49,992,222
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	180,000,000	176,736,000
Banco Bilbao Vizcaya Argentaria London
3.09%, 01/22/09	200,000,000	199,639,501
Barton Capital Corp.
1.40%, 01/07/09(a)	100,000,000	99,976,667
1.40%, 01/21/09(a)	147,000,000	146,885,667
1.45%, 01/21/09(a)	200,000,000	199,838,889
1.45%, 01/22/09(a)	100,000,000	99,915,417
1.45%, 01/23/09(a)	76,000,000	75,932,656
Bryant Park Funding LLC
0.30%, 01/21/09(a)	100,000,000	99,983,333
2.75%, 01/15/09(a)	200,000,000	199,786,111
CAFCO LLC
2.25%, 01/06/09(a)	250,000,000	249,921,875
2.65%, 01/05/09(a)	250,000,000	249,926,389
Cancara Asset Securitisation Ltd.
1.20%, 01/09/09(a)	75,000,000	74,980,000
2.00%, 01/02/09(a)	100,000,000	99,994,445
Chariot Funding LLC
1.75%, 01/07/09(a)	151,000,000	150,955,958
3.10%, 01/21/09(a)	100,000,000	99,827,778
Charta LLC
2.60%, 01/05/09(a)	200,000,000	199,942,222
CRC Funding LLC
2.65%, 01/05/09(a)	170,000,000	169,949,945
E.ON AG
1.30%, 02/18/09(a)	25,000,000	24,956,667
Enterprise Funding Corp.
3.25%, 01/09/09(a)	229,437,000	229,271,295

Security	Face Amount	Value
Fairway Finance Corp.
1.10%, 01/08/09(a)	$255,000,000	$254,945,458
Falcon Asset Securitization Corp.
0.50%, 03/20/09(a)	51,000,000	50,944,750
2.00%, 01/09/09(a)	200,000,000	199,911,111
Govco Inc.
1.50%, 03/03/09(a)	100,000,000	99,745,833
1.60%, 02/26/09(a)	100,000,000	99,751,111
Jupiter Securitization Corp.
2.00%, 01/09/09(a)	100,000,000	99,955,556
LMA Americas LLC
1.80%, 01/05/09(a)	100,000,000	99,980,000
Matchpoint Master Trust
1.75%, 02/09/09(a)	200,000,000	199,620,833
Park Avenue Receivables Corp.
1.50%, 02/04/09(a)	100,000,000	99,858,333
1.75%, 01/09/09(a)	151,000,000	150,941,278
2.00%, 01/09/09(a)	100,000,000	99,955,556
Ranger Funding Co. LLC
2.00%, 02/05/09(a)	150,000,000	149,708,333
Regency Markets No. 1 LLC
0.57%, 01/20/09(a)	74,702,000	74,679,527
1.70%, 01/08/09(a)	105,004,000	104,969,291
Solitaire Funding Ltd.
0.80%, 01/20/09(a)	150,000,000	149,936,667
1.60%, 01/09/09(a)	100,000,000	99,964,444
1.85%, 01/05/09(a)	275,000,000	274,943,472
Tempo Finance Ltd.
2.15%, 01/09/09(a)	183,000,000	182,912,567
Thames Asset Global Securitization No. 1 Inc.
0.50%, 01/20/09(a)	78,571,000	78,550,266
0.50%, 01/26/09(a)	167,085,000	167,026,984
1.35%, 01/08/09(a)	102,263,000	102,236,156
Thunder Bay Funding LLC
2.25%, 01/05/09(a)	100,000,000	99,975,000
Tulip Funding Corp.
1.55%, 01/07/09(a)	300,000,000	299,922,500
UBS Finance Delaware LLC
0.01%, 01/07/09	100,000,000	99,999,833
UniCredito Italiano Bank (Ireland) PLC
2.08%, 01/05/09	80,000,000	79,981,511
Yorktown Capital LLC
1.40%, 02/04/09(a)	178,559,000	178,322,905
3.20%, 01/12/09(a)	175,556,000	175,384,345

TOTAL COMMERCIAL PAPER
(Cost: $7,036,578,020)		7,036,578,020

MEDIUM-TERM NOTES – 5.77%
Commonwealth Bank of Australia
3.44%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
3.00%, 07/14/09	165,195,000	165,191,499

24

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value
MassMutual Global Funding II
3.80%, 04/15/09(a)	$40,000,000	$40,143,657
Metropolitan Life Global Funding I
3.80%, 01/20/09(a)	250,000,000	250,000,000
US Bank N.A.
2.75%, 01/05/09	170,000,000	170,000,000
2.92%, 01/21/09	200,000,000	200,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	30,000,000	30,713,411

TOTAL MEDIUM-TERM NOTES
(Cost: $956,048,567)		956,048,567

REPURCHASE AGREEMENTS – 30.27%
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $200,000,889 (collateralized by U.S. government obligations, value $204,000,001, 6.00%, 10/1/38).	200,000,000	200,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $40,000,178 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 7/1/35).	40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $650,002,889 (collateralized by U.S. government obligations, value $663,000,001, 6.00%, 10/20/38).	650,000,000	650,000,000
Bank of America N.A. Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $300,001,333 (collateralized by U.S. government obligations, value $306,000,001, 5.50% to 6.00%, 1/1/38 to 7/1/38).	300,000,000	300,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $400,005,778 (collateralized by non-U.S. government debt securities, value $440,000,000, 0.00% to 10.00%, 2/23/36).	400,000,000	400,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.10%, dated 12/31/08, due 1/2/09, maturity value $250,001,389 (collateralized by U.S. government obligations, value $255,000,000, 3.84% to 7.00%, 5/1/18 to 11/1/38).	250,000,000	250,000,000

Security	Face Amount	Value
Citigroup Global Markets Holdings Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $200,002,667 (collateralized by non-U.S. government debt securities, value $210,000,000, 0.70% to 7.03%, 3/15/22 to 9/20/51).	$200,000,000	$200,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $450,006,000 (collateralized by non-U.S. government debt securities, value $470,443,790, 0.47% to 7.62%, 9/3/09 to 6/15/28).	450,000,000	450,000,000
Credit Suisse First Boston Tri-Party 0.03%, dated 12/31/08, due 1/2/09, maturity value $150,000,250 (collateralized by U.S. government obligations, value $153,005,617, 6.25% to 7.63%, 11/15/22 to 5/15/30).	150,000,000	150,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $200,000,778 (collateralized by U.S. government obligations, value $204,004,077, 5.50%, 6/1/36 to 5/1/38).	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 0.19%, dated 12/31/08, due 1/2/09, maturity value $375,003,958 (collateralized by U.S. government obligations, value $382,504,641, 4.50% to 5.50%, 1/1/24 to 1/1/39).	375,000,000	375,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $300,001,000 (collateralized by U.S. government obligations, value $306,000,001, 5.00%, 12/1/37 to 1/1/39).	300,000,000	300,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.06%, dated 12/31/08, due 1/2/09, maturity value $500,001,667 (collateralized by U.S. government obligations, value $510,000,000, 5.00% to 6.00%, 12/1/36 to 12/1/38).	500,000,000	500,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.22%, dated 12/31/08, due 1/2/09, maturity value $175,002,139 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $179,400,039, 0.00% to 5.36%, 4/16/09 to 7/25/37).	175,000,000	175,000,000

25

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2008

Security	Face Amount	Value
J.P. Morgan Securities Inc. Tri-Party 0.05%, dated 12/31/08, due 1/2/09, maturity value $350,000,972 (collateralized by U.S. government obligations, value $357,524,058, 0.00% to 8.00%, 1/15/09 to 12/1/38).	$350,000,000	$350,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $225,001,750 (collateralized by non-U.S. government debt securities, value $236,250,816, 0.00% to 8.83%, 12/15/18 to 4/15/49).	225,000,000	225,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $250,001,944 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $258,598,603, 0.00% to 8.10%, 5/11/09 to 4/29/49).	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $5,015,000,000)		5,015,000,000

TIME DEPOSITS – 4.19%
Bank of America N.A.
0.00%, 01/02/09	200,000,000	200,000,000
Banco Bilbao Vizcaya Argentaria
0.50%, 01/02/09	200,000,000	200,000,000
BNP Paribas
0.01%, 01/02/09	88,809,000	88,809,000
Societe Generale
0.03%, 01/02/09	205,000,000	205,000,000

TOTAL TIME DEPOSITS
(Cost: $693,809,000)		693,809,000

VARIABLE & FLOATING RATE NOTES – 13.58%
Australia & New Zealand Banking Group Ltd.
2.43%, 07/02/09	50,000,000	49,973,763
Bank of America N.A.
4.35%, 10/03/09	75,000,000	75,000,000
Commonwealth Bank of Australia
4.87%, 07/16/09	150,000,000	150,000,000
General Electric Capital Corp.
0.50%, 04/24/09	65,000,000	65,000,000
1.96%, 03/16/09	2,900,000	2,899,160
2.10%, 06/15/09	25,000,000	24,997,999
4.25%, 01/05/09	13,800,000	13,799,748
ING Bank NV
2.22%, 06/17/09(a)	100,000,000	100,000,000

Security	Face Amount	Value
ING USA Annuity & Life Insurance Co.
5.24%, 01/12/09(a)(b)	$65,000,000	$65,000,000
John Hancock Global Funding II
3.68%, 04/27/09(a)	10,685,000	10,678,961
MassMutual Global Funding II
2.05%, 02/02/09(a)	125,000,000	125,000,000
Metropolitan Life Insurance Co.
3.99%, 07/27/09(b)	50,000,000	50,000,000
Metropolitan Life Insurance Funding
4.20%, 04/01/09(a)(b)	15,000,000	15,000,000
Monumental Global Funding III
2.55%, 08/17/09(a)	50,000,000	50,000,000
National Australia Bank Ltd.
2.40%, 07/06/09	75,000,000	74,965,615
Procter & Gamble Co.
4.22%, 07/06/09(a)	50,000,000	50,003,980
Rabobank Nederland
2.58%, 10/09/09	13,500,000	13,508,245
Royal Bank of Canada
1.60%, 07/15/09	25,500,000	25,500,000
2.71%, 08/07/09	50,000,000	50,000,000
3.21%, 10/01/09	100,000,000	100,000,000
Toyota Motor Credit Corp.
1.49%, 01/12/09	200,000,000	200,000,000
U.S. Bancorp
0.50%, 04/28/09	87,000,000	86,975,309
Wachovia Bank N.A.
1.54%, 03/23/09	50,000,000	49,955,284
4.42%, 05/01/09	242,000,000	242,000,000
5.03%, 01/12/09	5,000,000	5,000,115
Wells Fargo & Co.
3.55%, 05/01/09(a)	50,000,000	50,008,334
Wells Fargo Bank N.A.
0.68%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
2.41%, 06/10/09	175,000,000	175,000,000
2.52%, 08/20/09	75,000,000	75,000,000
World Savings Bank FSB
2.34%, 03/02/09	2,600,000	2,597,560
2.43%, 05/08/09	3,100,000	3,092,641

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $2,250,956,714)		2,250,956,714

TOTAL INVESTMENTS IN SECURITIES – 99.74%
(Cost: $16,527,393,727)		16,527,393,727

Other Assets, Less Liabilities – 0.26%		43,341,397

NET ASSETS – 100.00%		$16,570,735,124

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

26

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value

REPURCHASE AGREEMENTS – 100.00%
Banc of America Securities LLC Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $250,000,139 (collateralized by U.S. government obligations, value $255,000,014, 1.50%, 10/31/10).	$250,000,000	$250,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $400,000,222 (collateralized by U.S. government obligations, value $408,000,120, 4.38%, 2/15/38).	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party 0.03%, dated 12/31/08, due 1/2/09, maturity value $250,000,417 (collateralized by U.S. government obligations, value $255,000,158, 6.25%, 5/15/30).	250,000,000	250,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $216,332,060 (collateralized by U.S. government obligations, value $220,658,777, 3.25% to 8.88%, 12/31/09 to 8/15/17).	216,332,000	216,332,000
J.P. Morgan Securities Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $300,000,167 (collateralized by U.S. government obligations, value $306,001,622, 4.25% to 12.50%, 11/15/09 to 11/15/24).	300,000,000	300,000,000
Merrill Lynch & Co Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $9,500,005 (collateralized by U.S. government obligations, value $9,693,061, 0.00%, 4/23/09).	9,500,000	9,500,000
Morgan Stanley Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $225,000,125 (collateralized by U.S. government obligations, value $229,500,124, 5.00%, 5/15/37).	225,000,000	225,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $1,650,832,000)		1,650,832,000

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $1,650,832,000)		1,650,832,000

Other Assets, Less Liabilities – 0.00%		(28,331)

NET ASSETS – 100.00%		$1,650,803,669

The accompanying notes are an integral part of these financial statements.

27

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2008

Government Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$1,718,010,000	100.00%
Other Net Assets	(73,938)	0.00

TOTAL	$1,717,936,062	100.00%

Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$10,661,359,673	47.41%
Repurchase Agreements	4,611,668,000	20.51
Variable & Floating Rate Notes	3,432,684,857	15.26
Certificates of Deposit	1,825,012,218	8.11
Medium-Term Notes	1,342,315,463	5.97
Time Deposits	440,685,000	1.96
Other Net Assets	175,235,515	0.78

TOTAL	$22,488,960,726	100.00%

Prime Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Commercial Paper	$7,036,578,020	42.46%
Repurchase Agreements	5,015,000,000	30.27
Variable & Floating Rate Notes	2,250,956,714	13.58
Medium-Term Notes	956,048,567	5.77
Time Deposits	693,809,000	4.19
Certificates of Deposit	575,001,426	3.47
Other Net Assets	43,341,397	0.26

TOTAL	$16,570,735,124	100.00%

Treasury Money Market Master Portfolio
Asset Type	Value	% of Net Assets
Repurchase Agreements	$1,650,832,000	100.00%
Other Net Assets	(28,331)	0.00

TOTAL	$1,650,803,669	100.00%

These tables are not part of the financial statements.

28

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2008

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates fair value (Note 1)	$—	$17,702,057,211	$11,512,393,727	$—
Repurchase agreements, at fair value and cost (Note 1)	1,718,010,000	4,611,668,000	5,015,000,000	1,650,832,000

Total investments	1,718,010,000	22,313,725,211	16,527,393,727	1,650,832,000
Cash	835	89,741,920	—	403
Receivables:
Interest	3,482	86,143,731	42,771,200	567
Due from Feeder Fund(s)	—	465,916	1,572,937	—

Total Assets	1,718,014,317	22,490,076,778	16,571,737,864	1,650,832,970

LIABILITIES
Payables:
Due to custodian	—	—	160,391	—
Investment advisory fees (Note 2)	65,550	1,079,757	817,403	16,449
Accrued expenses:
Professional fees (Note 2)	12,705	36,295	24,946	12,852

Total Liabilities	78,255	1,116,052	1,002,740	29,301

NET ASSETS	$1,717,936,062	$22,488,960,726	$16,570,735,124	$1,650,803,669

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2008
	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$4,686,836	$930,375,499	$437,877,920	$2,980,284

Total investment income	4,686,836	930,375,499	437,877,920	2,980,284

EXPENSES (Note 2)
Investment advisory fees	738,516	31,522,143	15,462,626	592,342
Professional fees	12,906	65,062	32,564	13,080
Independent trustees’ fees	1,912	306,772	134,377	1,987

Total expenses	753,334	31,893,977	15,629,567	607,409
Less expense reductions (Note 2)	(399,860)	(10,180,079)	(6,790,916)	(483,376)

Net expenses	353,474	21,713,898	8,838,651	124,033

Net investment income	4,333,362	908,661,601	429,039,269	2,856,251

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	—	(4,744,208)	(7,253,762)	—
Payment from affiliate (Note 2)	—	3,399,402	814,069	—

Net realized loss	—	(1,344,806)	(6,439,693)	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,333,362	$907,316,795	$422,599,576	$2,856,251

The accompanying notes are an integral part of these financial statements.

29

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$4,333,362	$7,459,087	$908,661,601	$1,082,958,398
Net realized gain (loss)	—	—	(1,344,806)	42,548

Net increase in net assets resulting from operations	4,333,362	7,459,087	907,316,795	1,083,000,946

Interestholder transactions:
Contributions	2,857,102,909	1,739,584,764	50,941,712,613	66,603,193,729
Withdrawals	(1,251,335,484)	(1,806,493,585)	(60,852,472,460)	(43,118,755,786)

Net increase (decrease) in net assets resulting from interestholder transactions	1,605,767,425	(66,908,821)	(9,910,759,847)	23,484,437,943

Increase (decrease) in net assets	1,610,100,787	(59,449,734)	(9,003,443,052)	24,567,438,889

NET ASSETS:
Beginning of year	107,835,275	167,285,009	31,492,403,778	6,924,964,889

End of year	$1,717,936,062	$107,835,275	$22,488,960,726	$31,492,403,778

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2008	For the year ended December 31, 2007	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$429,039,269	$559,112,567	$2,856,251	$7,969,862
Net realized gain (loss)	(6,439,693)	11,956	—	—

Net increase in net assets resulting from operations	422,599,576	559,124,523	2,856,251	7,969,862

Interestholder transactions:
Contributions	128,185,192,678	99,288,703,149	5,128,268,021	1,637,092,248
Withdrawals	(123,059,338,132)	(97,098,629,295)	(3,683,743,024)	(1,627,123,957)

Net increase in net assets resulting from interestholder transactions	5,125,854,546	2,190,073,854	1,444,524,997	9,968,291

Increase in net assets	5,548,454,122	2,749,198,377	1,447,381,248	17,938,153

NET ASSETS:
Beginning of year	11,022,281,002	8,273,082,625	203,422,421	185,484,268

End of year	$16,570,735,124	$11,022,281,002	$1,650,803,669	$203,422,421

The accompanying notes are an integral part of these financial statements.

30

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Effective January 1, 2008, the Master Portfolios adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolios. The Master Portfolios consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified within Level 1, include active listed equities, certain U.S. government securities and typically, exchange-traded derivatives such as futures contracts and exchange-traded option contracts. The Master Portfolios do not adjust the quoted price for such instruments, even in situations where the Master Portfolios hold a large position and a sale could reasonably impact the quoted price.

31

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, state, municipal and provincial obligations, and securities valued using the amortized cost method of valuation. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments classified within Level 3 have significant unobservable inputs, as they may trade infrequently or not at all. Level 3 instruments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolios use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolios in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolios in the absence of market information. The fair value measurement of Level 3 investments does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolios due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolios’ results of operations.

The Master Portfolios use the amortized cost method of valuation to determine the value of their portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolios’ net assets calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the valuation based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolios’ amortized cost valuation will result in material dilution or other unfair results to investors or existing interestholders it will take such action as it deems appropriate.

The following table summarizes the inputs used in valuing the Master Portfolios’ investments as of December 31, 2008:

Investments in Securities
Master Portfolio	Level 1	Level 2	Level 3	Total
Government Money Market	$—	$1,718,010,000	$—	$1,718,010,000
Money Market	—	22,313,725,211	—	22,313,725,211
Prime Money Market	—	16,527,393,727	—	16,527,393,727
Treasury Money Market	—	1,650,832,000	—	1,650,832,000

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining

32

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market Master Portfolio, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gains (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2008, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial reporting purposes.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Master Portfolios’ financial statements.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGFA waived and/or credited investment advisory fees of $399,860, $10,180,079, $6,790,916 and $483,376 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

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MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Continued)

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

On February 19, 2008, an affiliate of BGFA purchased securities from the Prime Money Market Master Portfolio and Money Market Master Portfolio for cash at $34,998,569 and $181,990,742, respectively, prices in excess of the securities’ then current fair value. The excess of the purchase price over fair value is disclosed in the Statements of Operations as a payment from affiliate.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3.	FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Government Money Market
Ratio of expenses to average net assets(a)	0.05%		0.07%	0.08%	0.03%	0.00	%(b)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.12%	0.11%	0.10%	0.10	%(b)
Ratio of net investment income to average net assets(a)	0.59%		4.93%	4.90%	3.16%	1.93	%(b)
Total return	1.99%		5.20%	5.08%	3.28%	0.64	%(b)(c)
Money Market
Ratio of expenses to average net assets	0.07%		0.07%	0.08%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.88%		5.23%	4.99%	3.27%	1.40%
Total return	2.90	%(d)	5.40%	5.13%	3.28%	1.39%
Prime Money Market
Ratio of expenses to average net assets	0.06%		0.07%	0.08%	0.08%	0.03%
Ratio of expenses to average net assets prior to expense reductions	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.77%		5.23%	4.95%	3.22%	1.52%
Total return	2.88	%(d)	5.37%	5.11%	3.26%	1.40%
Treasury Money Market
Ratio of expenses to average net assets(a)	0.02%		0.01%	0.00%	0.00%	0.00	%(b)
Ratio of expenses to average net assets prior to expense reductions(a)	0.10%		0.12%	0.13%	0.10%	0.10	%(b)
Ratio of net investment income to average net assets(a)	0.48%		4.81%	5.03%	3.99%	1.82	%(b)
Total return	1.64%		4.98%	5.04%	3.20%	0.61	%(b)(c)

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)

For the year ended December 31, 2008, 0.01% of the Master Portfolio’s total return consists of purchases of securities by BGFA at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89% for the Money Market Master Portfolio and 2.87% for the Prime Money Market Master Portfolio.

34

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 20, 2009

35

MASTER INVESTMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustee and Officer Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees and Officers may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

36

Item 2. Code of Ethics.

Master Investment Portfolio (the “Registrant”) has adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President (the Registrant’s Principal Executive Officer) and/or Chief Financial Officer (the Registrant’s Principal Financial Officer), and any persons performing similar functions. For the fiscal year ended December 31, 2008, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Mary G.F. Bitterman, Leo Soong, Wendy Paskin-Jordan and A. John Gambs, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees — The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $198,030 for the fiscal year ended December 31, 2007 and $221,114 for the fiscal year ended December 31, 2008.

(b) Audit-Related Fees — There were no fees billed for the fiscal years ended December 31, 2007 and December 31, 2008 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c) Tax Fees — The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns and excise tax calculations, were $153,975 for the fiscal year ended December 31, 2007 and $168,893 for the fiscal year ended December 31, 2008.

(d) All Other Fees — There were no other fees billed for the fiscal years ended December 31, 2007 and December 31, 2008 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended December 31, 2008 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant, to the Registrant’s investment adviser and to any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $2,853,723 for the fiscal year ended December 31, 2007 and $2,289,172 for the fiscal year ended December 31, 2008.

(h) The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There are no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Investment Portfolio

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date: February 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Michael Williams
H. Michael Williams, President (Principal Executive Officer)
Date: February 24, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: February 24, 2009